UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM NCSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21475

       RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

        Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

        Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2023, originally filed with the Securities and Exchange Commission on May 31, 2023 (Accession Number 0001193125-23-157793), to amend Item 1, “Reports to Stockholders.” The purpose of the amendment to Item 1 is to supplement the Semi-Annual Reports to include material inadvertently omitted.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

RBC FUNDS TRUST

(the “Trust”)

RBC BlueBay Access Capital Community Investment Fund (formerly, Access Capital Community

Investment Fund)

RBC BlueBay Impact Bond Fund (formerly, RBC Impact Bond Fund)

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Strategic Income Fund

RBC SMID Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

RBC Small Cap Value Fund

RBC BlueBay U.S. Government Money Market Fund (formerly, U.S. Government Money Market Fund)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 15, 2024 to the Funds’ Semi-Annual Reports for the period ended March 31,

2023 (the “Semi-Annual Reports”)

This Supplement updates certain information contained in the Funds’ Semi-Annual Reports. A copy of each Semi-Annual Report is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Effective immediately, the following section is hereby inserted after the “Supplemental Information” section of each Semi-Annual Report:

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of RBC Funds Trust (the “Trust”) was held on March 15, 2023 to consider and elect trustees to serve on the Board of Trustees of the Trust. At the Meeting, Ms. Lucy Hancock Bode, Mr. David Eikenberg, Mr. Leslie H. Garner Jr., Mr. Phillip G. Goff, Mr. Ronald James, Mr. James Seward and Ms. Christie Zarkovich were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld
Ms. Lucy Hancock Bode	3,715,603,957	27,077,182
Mr. David Eikenberg	3,737,584,400	5,113,746
Mr. Leslie H. Garner Jr.	3,719,510,847	23,187,296
Mr. Phillip G. Goff	3,721,800,083	20,898,062
Mr. Ronald James	3,716,118,779	26,579,363
Mr. James Seward	3,721,239,523	21,458,624
Ms. Christie Zarkovich	3,736,221,805	6,476,342

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Semi-Annual Report For the six months ended March 31, 2023 Access Capital Community Investment Fund RBC Impact Bond Fund RBC ®

	RBC Funds

About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	4
	- RBC Impact Bond Fund	5
	Schedules of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	44
	- Statements of Operations	46
	- Statements of Changes in Net Assets	47
	Financial Highlights	49
	Notes to Financial Statements	55
	Share Class Information	71
	Supplemental Information	72
	Statement Regarding Liquidity Risk Management Program (Unaudited)	74

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA Senior Portfolio Manager
Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.	Brian Svendahl, CFA

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2023 (Unaudited)

Access Capital Community Investment Fund
Class A(c)
- Including Max Sales Charge of 3.75%	(9.04)%	(1.14)%	(0.09)%	2.78%
- At Net Asset Value	(5.46)%	(0.38)%	0.29%	2.94%	0.80%	0.84%
Class I(e)
- At Net Asset Value	(5.13)%	(0.04)%	0.65%	3.26%	0.45%	0.51%
Class IS(f)
- At Net Asset Value	(4.96)%	0.05%	0.79%	3.49%	0.40%	0.50%

Bloomberg US Securitized Index(h)	(4.73)%	0.30%	1.05%	3.79%
RBC Impact Bond Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(9.71)%	(0.65)%	N/A	(0.97)%
- At Net Asset Value	(6.15)%	0.11%	N/A	(0.25)%	0.70%	0.70%
Class I
- At Net Asset Value	(5.90)%	0.41%	N/A	0.04%	0.45%	0.65%
Class R6
- At Net Asset Value	(5.86)%	0.46%	N/A	0.09%	0.40%	0.52%
Class Y(g)
- At Net Asset Value	(5.87)%	0.19%	N/A	(0.18)%	0.40%	0.50%

Bloomberg US Aggregate Bond Index(h)	(4.78)%	0.91%	N/A	0.59%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 27, 2023. For current expense ratio information, please see the Financial Highlights starting on page 49.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the Access Capital Community Investment Fund and at 0.70% for Class A shares, 0.45% for Class I shares, 0.40% for Class R6 shares and 0.40% for Class Y shares of the Impact Bond Fund until January 31, 2024.

(c)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

2

PERFORMANCE SUMMARY (UNAUDITED)

(d)

The inception date for Class A shares of the Fund is January 28, 2020. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, which has an inception date of December 18, 2017, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(e)

Class I shares commenced operations on July 28, 2008. The performance in the table prior to that date reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)

The inception date for Class Y shares of the Fund is April 12, 2021. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, which has an inception date of December 18, 2017, adjusted to reflect the fees and expenses of Class Y shares, as applicable.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The Bloomberg US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg US Aggregate Bond Index.

The Bloomberg US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

You cannot invest directly in index.

Mutual fund investing involves risk. Principal loss is possible.

3

	FUND STATISTICS (UNAUDITED)
	Access Capital Community Investment Fund
Investment Objective

The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

Benchmark	Bloomberg US Securitized Index
Asset Allocation as of 3/31/23 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of Fund’s net assets)	Fannie Mae, 2.00%, 4/15/53	4.94%	Fannie Mae, Pool #CB3764, 4.00%, 6/1/52	1.07%
	Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.71%	Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.05%
	Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.50%	Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.95%
	Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.33%	Freddie Mac, Pool #RA5020, 2.00%, 4/1/51	0.92%
	Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.30%
	Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.07%
	*A listing of all portfolio holdings can be found beginning on page 6
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

4

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
The Fund seeks to achieve a high level of current income consistent with preservation of capital.	Investment Objective
Bloomberg US Aggregate Bond Index	Benchmark

Asset Allocation as of 3/31/23 (% of Fund’s investments)

Fannie Mae, 2.00%, 4/15/53

Becton Dickinson & Co., 4.69%, 2/13/28

Hertz Vehicle Financing III LLC,
5.49%, 6/25/27

Amgen, Inc., 5.25%, 3/2/33

American Water Capital Corp., 4.45%, 6/1/32

Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, 9/22/25

2.83% 1.80% 1.72% 1.54% 1.33% 1.29%

Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62

Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24

Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25

Fannie Mae, Pool #CB3764, 4.00%, 6/1/52

1.26% 1.26% 1.23% 1.15%	Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of Fund’s net assets)

*A listing of all portfolio holdings can be found beginning on page 30
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)

The graph reflects an initial hypothetical investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Classes will vary due to differences in fee structures. This chart does not imply any future performance.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 95.27%
Fannie Mae — 57.44%
$43,000,000	2.00%, 4/15/53	$35,529,180
64,913	Pool #257913, 5.50%, 1/1/38	68,043
46,972	Pool #258022, 5.50%, 5/1/34	48,800
42,587	Pool #258070, 5.00%, 6/1/34	43,576
50,190	Pool #258157, 5.00%, 8/1/34	51,356
49,916	Pool #258163, 5.50%, 8/1/34	51,858
22,628	Pool #258224, 5.50%, 12/1/34	23,509
72,404	Pool #258251, 5.50%, 1/1/35	75,221
85,878	Pool #258305, 5.00%, 3/1/35	88,108
51,135	Pool #258394, 5.00%, 5/1/35	52,463
38,149	Pool #258410, 5.00%, 4/1/35	39,140
60,315	Pool #258448, 5.00%, 8/1/35	61,882
81,273	Pool #258450, 5.50%, 8/1/35	84,697
153,678	Pool #258627, 5.50%, 2/1/36	160,153
34,765	Pool #258737, 5.50%, 12/1/35	36,442
7	Pool #259187, 6.50%, 4/1/31	7
21,165	Pool #259378, 6.00%, 12/1/31	22,062
20,684	Pool #259393, 6.00%, 1/1/32	21,560
32,138	Pool #259590, 5.50%, 11/1/32	33,357
80,495	Pool #259611, 5.50%, 11/1/32	83,550
13,065	Pool #259634, 5.50%, 12/1/32	13,561
102,237	Pool #259659, 5.50%, 2/1/33	106,117
25,011	Pool #259671, 5.50%, 2/1/33	25,960
60,390	Pool #259686, 5.50%, 3/1/33	62,716
67,109	Pool #259725, 5.00%, 5/1/33	68,531
46,628	Pool #259761, 5.00%, 6/1/33	47,617
74,248	Pool #259777, 5.00%, 7/1/33	75,822
38,149	Pool #259789, 5.00%, 7/1/33	38,957
21,090	Pool #259819, 5.00%, 8/1/33	21,537
39,046	Pool #259830, 5.00%, 8/1/33	39,874
25,855	Pool #259848, 5.00%, 9/1/33	26,403
55,571	Pool #259867, 5.50%, 10/1/33	57,711
37,114	Pool #259869, 5.50%, 10/1/33	38,544
37,939	Pool #259875, 5.50%, 10/1/33	39,400
28,543	Pool #259998, 5.00%, 3/1/34	29,206
241,667	Pool #469101, 3.75%, 2/1/27	235,670
258,071	Pool #470828, 3.53%, 3/1/32	246,659
8,841	Pool #576445, 6.00%, 1/1/31	9,135
24,567	Pool #579402, 6.50%, 4/1/31	25,944
25,186	Pool #583728, 6.50%, 6/1/31	26,598
11,484	Pool #590931, 6.50%, 7/1/31	12,128
8,629	Pool #590932, 6.50%, 7/1/31	9,113
6,391	Pool #601865, 6.50%, 4/1/31	6,379
35,567	Pool #607611, 6.50%, 11/1/31	37,560
30,139	Pool #644437, 6.50%, 6/1/32	32,119
786,545	Pool #663159, 5.00%, 7/1/32	802,938

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 28,373	Pool #670278, 5.50%, 11/1/32	$29,450
14,823	Pool #676702, 5.50%, 11/1/32	15,386
39,193	Pool #677591, 5.50%, 12/1/32	40,680
34,770	Pool #681883, 6.00%, 3/1/33	36,603
44,965	Pool #686542, 5.50%, 3/1/33	46,697
165,109	Pool #695961, 5.50%, 1/1/33	171,375
100,306	Pool #696407, 5.50%, 4/1/33	104,169
309,308	Pool #702478, 5.50%, 6/1/33	321,221
88,996	Pool #702479, 5.00%, 6/1/33	90,883
34,537	Pool #723066, 5.00%, 4/1/33	35,269
141,724	Pool #723067, 5.50%, 5/1/33	147,183
117,142	Pool #723070, 4.50%, 5/1/33	117,609
191,631	Pool #727311, 4.50%, 9/1/33	192,395
102,360	Pool #727312, 5.00%, 9/1/33	104,530
119,466	Pool #727315, 6.00%, 10/1/33	125,763
30,066	Pool #738589, 5.00%, 9/1/33	30,704
37,650	Pool #739269, 5.00%, 9/1/33	38,448
74,071	Pool #748041, 4.50%, 10/1/33	74,367
68,864	Pool #749891, 5.00%, 9/1/33	70,324
109,782	Pool #753533, 5.00%, 11/1/33	112,109
33,314	Pool #755679, 6.00%, 1/1/34	35,070
303,154	Pool #777621, 5.00%, 2/1/34	309,581
65,675	Pool #781741, 6.00%, 9/1/34	69,174
64,222	Pool #781959, 5.50%, 6/1/34	66,722
109,580	Pool #783893, 5.50%, 12/1/34	113,844
58,791	Pool #783929, 5.50%, 10/1/34	61,079
3,566	Pool #788329, 6.50%, 8/1/34	3,824
20,048	Pool #798725, 5.50%, 11/1/34	20,828
50,289	Pool #799548, 6.00%, 9/1/34	52,968
573,472	Pool #806754, 4.50%, 9/1/34	575,804
245,079	Pool #806757, 6.00%, 9/1/34	258,135
302,250	Pool #806761, 5.50%, 9/1/34	314,012
91,710	Pool #808205, 5.00%, 1/1/35	93,841
157,499	Pool #815009, 5.00%, 4/1/35	161,590
90,667	Pool #820336, 5.00%, 9/1/35	93,022
83,798	Pool #822008, 5.00%, 5/1/35	85,975
126,404	Pool #829276, 5.00%, 8/1/35	129,687
118,195	Pool #829649, 5.50%, 3/1/35	122,794
134,224	Pool #844361, 5.50%, 11/1/35	139,879
51,422	Pool #845245, 5.50%, 11/1/35	53,589
23,463	Pool #866969, 6.00%, 2/1/36	24,754
67,399	Pool #884693, 5.50%, 4/1/36	70,651
236,585	Pool #885724, 5.50%, 6/1/36	248,000
61,077	Pool #919368, 5.50%, 4/1/37	64,022
240,139	Pool #922582, 6.00%, 12/1/36	254,004
85,912	Pool #934941, 5.00%, 8/1/39	88,538
259,536	Pool #934942, 5.00%, 9/1/39	267,468

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 51,708	Pool #943394, 5.50%, 6/1/37	$54,201
174,537	Pool #948600, 6.00%, 8/1/37	184,795
64,711	Pool #952678, 6.50%, 8/1/37	69,427
90,675	Pool #986239, 6.00%, 7/1/38	96,006
108,517	Pool #986957, 5.50%, 7/1/38	113,636
144,417	Pool #990617, 5.50%, 9/1/38	151,231
147,759	Pool #AA0645, 4.50%, 3/1/39	148,290
114,589	Pool #AA2243, 4.50%, 5/1/39	115,001
76,895	Pool #AA3206, 4.00%, 4/1/39	75,737
277,344	Pool #AA3207, 4.50%, 3/1/39	278,339
201,242	Pool #AA7042, 4.50%, 6/1/39	201,964
242,886	Pool #AA7658, 4.00%, 6/1/39	238,384
28,308	Pool #AA7741, 4.50%, 6/1/24	28,021
640,386	Pool #AB7798, 3.00%, 1/1/43	590,360
833,096	Pool #AB9204, 3.00%, 4/1/43	767,633
74,407	Pool #AC1463, 5.00%, 8/1/39	76,681
242,769	Pool #AC2109, 4.50%, 7/1/39	243,640
17,416	Pool #AC4394, 5.00%, 9/1/39	17,948
234,492	Pool #AC4395, 5.00%, 9/1/39	241,659
87,901	Pool #AC5329, 5.00%, 10/1/39	90,587
182,244	Pool #AC6305, 5.00%, 11/1/39	187,814
125,853	Pool #AC6307, 5.00%, 12/1/39	129,700
269,575	Pool #AC6790, 5.00%, 12/1/39	277,814
279,397	Pool #AC7199, 5.00%, 12/1/39	287,936
267,135	Pool #AD1470, 5.00%, 2/1/40	275,384
552,343	Pool #AD1471, 4.50%, 2/1/40	554,325
522,801	Pool #AD1585, 4.50%, 2/1/40	524,678
316,649	Pool #AD1586, 5.00%, 1/1/40	326,327
210,051	Pool #AD1638, 4.50%, 2/1/40	210,887
129,295	Pool #AD1640, 4.50%, 3/1/40	129,810
665,532	Pool #AD1942, 4.50%, 1/1/40	667,921
147,095	Pool #AD1988, 4.50%, 2/1/40	147,623
168,265	Pool #AD2896, 5.00%, 3/1/40	173,461
19,463	Pool #AD4456, 4.50%, 4/1/40	19,562
390,074	Pool #AD4458, 4.50%, 4/1/40	391,627
171,927	Pool #AD4940, 4.50%, 6/1/40	172,612
73,341	Pool #AD4946, 4.50%, 6/1/40	73,633
108,164	Pool #AD5728, 5.00%, 4/1/40	111,504
110,748	Pool #AD7239, 4.50%, 7/1/40	111,188
48,010	Pool #AD7242, 4.50%, 7/1/40	48,256
82,963	Pool #AD7256, 4.50%, 7/1/40	83,294
219,986	Pool #AD7271, 4.50%, 7/1/40	220,862
239,910	Pool #AD7272, 4.50%, 7/1/40	240,865
80,032	Pool #AD8960, 5.00%, 6/1/40	82,503
301,725	Pool #AD9614, 4.50%, 8/1/40	302,927
16,958	Pool #AE2011, 4.00%, 9/1/40	16,602
910,569	Pool #AE2012, 4.00%, 9/1/40	891,442
106,860	Pool #AE2023, 4.00%, 9/1/40	104,943

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 234,263	Pool #AE5432, 4.00%, 10/1/40	$229,342
300,790	Pool #AE5435, 4.50%, 9/1/40	301,988
118,113	Pool #AE5806, 4.50%, 9/1/40	118,719
270,239	Pool #AE5861, 4.00%, 10/1/40	264,563
118,666	Pool #AE5862, 4.00%, 10/1/40	116,343
252,004	Pool #AE6850, 4.00%, 10/1/40	246,711
140,205	Pool #AE7699, 4.00%, 11/1/40	137,259
376,193	Pool #AE7703, 4.00%, 10/1/40	368,290
143,134	Pool #AE7707, 4.00%, 11/1/40	140,127
115,012	Pool #AH0300, 4.00%, 11/1/40	112,760
186,873	Pool #AH0301, 3.50%, 11/1/40	177,162
15,074	Pool #AH0302, 4.00%, 11/1/40	14,779
218,582	Pool #AH0306, 4.00%, 12/1/40	214,661
335,531	Pool #AH0508, 4.00%, 11/1/40	328,483
532,429	Pool #AH0537, 4.00%, 12/1/40	522,007
503,704	Pool #AH0914, 4.50%, 11/1/40	505,710
244,962	Pool #AH0917, 4.00%, 12/1/40	239,817
203,316	Pool #AH1077, 4.00%, 1/1/41	200,393
180,564	Pool #AH2973, 4.00%, 12/1/40	177,325
210,736	Pool #AH2980, 4.00%, 1/1/41	206,611
581,431	Pool #AH5656, 4.00%, 1/1/41	570,050
316,207	Pool #AH5658, 4.00%, 2/1/41	309,564
227,505	Pool #AH5662, 4.00%, 2/1/41	223,423
186,208	Pool #AH5882, 4.00%, 2/1/26	183,004
147,887	Pool #AH6764, 4.00%, 3/1/41	144,781
601,775	Pool #AH6768, 4.00%, 3/1/41	589,138
292,200	Pool #AH7281, 4.00%, 3/1/41	286,064
103,354	Pool #AH7526, 4.50%, 3/1/41	103,739
416,778	Pool #AH7537, 4.00%, 3/1/41	408,026
132,378	Pool #AH8878, 4.50%, 4/1/41	132,871
136,562	Pool #AH8885, 4.50%, 4/1/41	137,970
57,161	Pool #AH9050, 3.50%, 2/1/26	55,811
336,843	Pool #AI0114, 4.00%, 3/1/41	329,770
236,916	Pool #AI1846, 4.50%, 5/1/41	237,799
263,062	Pool #AI1847, 4.50%, 5/1/41	264,042
508,094	Pool #AI1848, 4.50%, 5/1/41	509,987
329,540	Pool #AI1849, 4.50%, 5/1/41	331,726
163,695	Pool #AJ0651, 4.00%, 8/1/41	160,258
545,055	Pool #AJ9133, 4.00%, 1/1/42	533,609
241,760	Pool #AK6715, 3.50%, 3/1/42	229,769
328,816	Pool #AK6716, 3.50%, 3/1/42	312,507
311,782	Pool #AK6718, 3.50%, 2/1/42	296,318
215,380	Pool #AM6907, 3.68%, 10/1/32	206,989
452,930	Pool #AM9780, 3.31%, 3/1/31	426,025
350,000	Pool #AN0360, 3.95%, 12/1/45	321,842
875,078	Pool #AN2066, 2.75%, 7/1/26	825,821
225,515	Pool #AN2444, 2.43%, 8/1/26	210,073

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 890,856	Pool #AN2746, 2.30%, 9/1/26	$825,899
442,936	Pool #AN3919, 2.82%, 12/1/26	417,627
802,781	Pool #AN5053, 3.34%, 4/1/27	771,059
196,962	Pool #AN6580, 3.36%, 9/1/29	188,225
902,862	Pool #AN7154, 3.21%, 10/1/32	835,830
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,868,786
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,343,024
190,468	Pool #AO2923, 3.50%, 5/1/42	181,359
555,535	Pool #AO8029, 3.50%, 7/1/42	527,981
130,008	Pool #AP7483, 3.50%, 9/1/42	123,586
143,323	Pool #AQ6710, 2.50%, 10/1/27	137,250
581,199	Pool #AQ7193, 3.50%, 7/1/43	552,602
155,958	Pool #AR6928, 3.00%, 3/1/43	143,703
672,798	Pool #AS1916, 4.00%, 3/1/44	657,070
137,223	Pool #AS1917, 4.00%, 3/1/44	134,536
407,522	Pool #AS2439, 4.00%, 5/1/44	399,543
761,810	Pool #AS3494, 4.00%, 10/1/44	744,001
181,152	Pool #AS3726, 4.00%, 11/1/44	174,457
184,745	Pool #AS3929, 4.00%, 12/1/44	177,916
470,374	Pool #AS4070, 4.00%, 12/1/44	459,378
144,505	Pool #AS4390, 3.50%, 2/1/45	137,357
166,579	Pool #AS4732, 3.50%, 4/1/45	157,918
650,520	Pool #AS4905, 3.50%, 4/1/45	615,022
933,572	Pool #AS5341, 3.50%, 7/1/45	882,627
549,814	Pool #AS5576, 4.00%, 8/1/45	536,549
409,106	Pool #AS5919, 3.50%, 9/1/45	388,977
210,946	Pool #AS6303, 4.00%, 11/1/45	205,857
231,496	Pool #AS6607, 4.00%, 1/1/46	225,911
584,443	Pool #AS6778, 3.50%, 3/1/46	553,749
263,262	Pool #AS6958, 3.50%, 4/1/46	249,794
723,209	Pool #AS7138, 3.50%, 5/1/46	681,559
376,014	Pool #AS7139, 3.50%, 5/1/46	354,359
684,314	Pool #AS7334, 3.00%, 6/1/46	626,328
820,138	Pool #AS7335, 3.00%, 5/1/46	750,642
326,187	Pool #AS7336, 3.00%, 6/1/46	298,547
1,440,653	Pool #AS7504, 3.00%, 7/1/46	1,318,577
443,292	Pool #AS7516, 3.00%, 7/1/46	405,729
351,590	Pool #AS7517, 3.00%, 6/1/46	321,843
119,929	Pool #AS7518, 3.00%, 7/1/46	110,105
149,758	Pool #AS7674, 3.00%, 8/1/46	137,068
1,004,627	Pool #AS7676, 3.00%, 8/1/46	919,498
628,284	Pool #AS8077, 3.00%, 10/1/46	575,045
467,594	Pool #AS8289, 3.00%, 10/1/46	427,971
476,024	Pool #AS8441, 3.00%, 11/1/46	435,688
967,056	Pool #AS8633, 3.50%, 1/1/47	911,362
309,522	Pool #AS8776, 3.50%, 2/1/47	291,696
335,964	Pool #AS9381, 4.00%, 4/1/47	326,398
158,588	Pool #AS9549, 4.00%, 5/1/47	154,970

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 586,910	Pool #AS9550, 4.00%, 5/1/47	$570,199
236,085	Pool #AS9729, 4.00%, 6/1/47	229,363
189,227	Pool #AS9825, 4.00%, 6/1/47	183,839
425,027	Pool #AT2688, 3.00%, 5/1/43	391,629
235,303	Pool #AT3963, 2.50%, 3/1/28	226,602
93,917	Pool #AT7873, 2.50%, 6/1/28	90,444
285,407	Pool #AU0971, 3.50%, 8/1/43	271,364
359,500	Pool #AU2165, 3.50%, 7/1/43	341,811
325,537	Pool #AU2188, 3.50%, 8/1/43	309,520
40,994	Pool #AU6054, 4.00%, 9/1/43	40,326
181,686	Pool #AU6718, 4.00%, 10/1/43	178,721
338,783	Pool #AU7003, 4.00%, 11/1/43	333,910
205,167	Pool #AU7005, 4.00%, 11/1/43	201,485
189,916	Pool #AV0679, 4.00%, 12/1/43	187,749
260,651	Pool #AV9282, 4.00%, 2/1/44	253,042
193,490	Pool #AW0993, 4.00%, 5/1/44	190,708
130,132	Pool #AW1565, 4.00%, 4/1/44	126,711
682,929	Pool #AW5046, 4.00%, 7/1/44	668,442
79,199	Pool #AW5047, 4.00%, 7/1/44	78,060
103,869	Pool #AW7040, 4.00%, 6/1/44	101,604
87,771	Pool #AW8629, 3.50%, 5/1/44	83,064
656,266	Pool #AX2884, 3.50%, 11/1/44	621,075
452,454	Pool #AX4860, 3.50%, 12/1/44	429,408
552,047	Pool #AY1389, 3.50%, 4/1/45	521,922
168,198	Pool #AY3435, 3.50%, 5/1/45	159,922
591,140	Pool #AY5571, 3.50%, 6/1/45	558,882
269,808	Pool #BC0802, 3.50%, 4/1/46	255,638
236,686	Pool #BC0804, 3.50%, 4/1/46	223,055
364,252	Pool #BC1135, 3.00%, 6/1/46	333,434
702,087	Pool #BD5021, 3.50%, 2/1/47	661,653
1,102,892	Pool #BD7140, 4.00%, 4/1/47	1,071,489
1,231,927	Pool #BE4232, 3.00%, 12/1/46	1,127,537
177,023	Pool #BE9743, 3.50%, 4/1/47	167,633
479,020	Pool #BH2665, 3.50%, 9/1/47	451,065
104,451	Pool #BH4659, 4.00%, 6/1/47	102,544
258,860	Pool #BJ0657, 4.00%, 2/1/48	251,110
355,297	Pool #BJ2670, 4.00%, 4/1/48	344,660
741,265	Pool #BJ5158, 4.00%, 4/1/48	719,073
300,503	Pool #BK7685, 4.00%, 10/1/48	291,506
421,186	Pool #BK7924, 4.00%, 11/1/48	411,571
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,700,101
443,292	Pool #BL5454, 2.77%, 1/1/35	385,797
500,000	Pool #BL9633, 1.92%, 12/1/35	386,083
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,231,297
100,992	Pool #BO1263, 3.50%, 6/1/49	95,317
438,051	Pool #BO3599, 3.00%, 9/1/49	396,466
564,323	Pool #BO5263, 3.00%, 9/1/49	510,751

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 2,231,108	Pool #BO6771, 2.50%, 5/1/51	$1,930,533
752,355	Pool #BP3417, 2.50%, 5/1/51	650,997
679,415	Pool #BP8731, 2.50%, 6/1/50	590,507
888,680	Pool #BP8741, 2.50%, 6/1/50	772,387
1,710,167	Pool #BQ4469, 2.00%, 2/1/51	1,421,101
489,849	Pool #BQ4493, 1.50%, 2/1/51	385,162
456,263	Pool #BQ5723, 2.00%, 10/1/50	378,663
1,432,471	Pool #BQ7523, 2.00%, 11/1/50	1,191,678
807,523	Pool #BQ7524, 2.50%, 10/1/50	700,848
4,568,087	Pool #BR0940, 2.00%, 4/1/51	3,792,554
854,191	Pool #BR1037, 2.50%, 5/1/51	738,716
2,036,679	Pool #BR1113, 2.00%, 11/1/50	1,693,688
846,438	Pool #BR1114, 1.50%, 11/1/50	665,543
324,014	Pool #BR1115, 2.50%, 12/1/50	281,111
1,260,189	Pool #BR2051, 2.50%, 6/1/51	1,089,829
2,688,082	Pool #BR2234, 2.50%, 8/1/51	2,322,187
1,021,283	Pool #BR3565, 2.00%, 1/1/51	848,975
787,324	Pool #BR3566, 2.50%, 12/1/50	682,829
220,136	Pool #BR7088, 2.00%, 3/1/51	182,831
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,595,126
4,288,905	Pool #BS0345, 1.61%, 1/1/36	3,264,767
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,017,318
3,700,000	Pool #BS0915, 1.62%, 3/1/31	2,981,369
1,000,000	Pool #BS1281, 1.59%, 3/1/31	815,653
690,000	Pool #BS1326, 1.19%, 3/1/26	621,246
1,916,775	Pool #BS1482, 1.61%, 3/1/31	1,599,352
700,000	Pool #BS1524, 2.01%, 3/1/33	572,039
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,274,014
1,983,250	Pool #BS1877, 2.97%, 5/1/51	1,588,158
982,926	Pool #BS4422, 2.59%, 3/1/32	868,886
1,000,000	Pool #BS5203, 2.41%, 4/1/32	863,516
669,000	Pool #BS6083, 4.38%, 7/1/32	677,254
400,000	Pool #BS6178, 3.41%, 7/1/29	382,797
1,380,000	Pool #BS6700, 4.09%, 9/1/32	1,333,109
884,000	Pool #BS8032, 5.00%, 3/1/28	910,769
1,798,474	Pool #BT6821, 2.50%, 10/1/51	1,551,994
1,298,349	Pool #BT8237, 4.00%, 6/1/52	1,240,870
245,181	Pool #BT8243, 4.00%, 6/1/52	234,327
1,873,064	Pool #BT9419, 2.50%, 11/1/51	1,615,490
1,415,759	Pool #BU1334, 2.50%, 2/1/52	1,219,775
1,813,557	Pool #BU1337, 3.00%, 2/1/52	1,626,664
218,742	Pool #BV4205, 3.00%, 2/1/52	196,190
1,304,522	Pool #BV6760, 3.50%, 3/1/52	1,211,487
3,092,766	Pool #BV8876, 3.50%, 4/1/52	2,871,720
567,111	Pool #CA0114, 3.50%, 8/1/47	534,016
575,295	Pool #CA0334, 3.50%, 9/1/47	541,722
584,594	Pool #CA0534, 3.50%, 10/1/47	550,479
171,652	Pool #CA0536, 3.50%, 10/1/47	161,635

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 593,988	Pool #CA0551, 4.00%, 10/1/47	$577,075
487,818	Pool #CA0565, 3.50%, 10/1/47	459,351
1,056,154	Pool #CA0742, 3.50%, 11/1/47	994,520
368,524	Pool #CA0743, 3.50%, 11/1/47	348,976
650,423	Pool #CA0825, 3.50%, 12/1/47	612,467
655,326	Pool #CA0981, 3.50%, 12/1/47	617,083
187,446	Pool #CA1070, 3.50%, 1/1/48	176,508
478,429	Pool #CA1115, 3.50%, 1/1/48	450,509
981,029	Pool #CA1130, 3.50%, 1/1/48	923,779
184,810	Pool #CA1131, 3.50%, 2/1/48	174,025
293,125	Pool #CA1132, 3.50%, 1/1/48	276,019
434,483	Pool #CA1144, 3.50%, 2/1/48	409,128
105,986	Pool #CA1152, 3.50%, 2/1/48	99,801
396,750	Pool #CA1160, 3.50%, 2/1/48	375,704
495,880	Pool #CA1161, 3.50%, 2/1/48	466,810
275,904	Pool #CA1338, 4.00%, 3/1/48	267,643
557,025	Pool #CA1339, 3.50%, 3/1/48	524,371
186,736	Pool #CA1418, 4.00%, 3/1/48	181,145
240,231	Pool #CA1420, 4.00%, 3/1/48	233,039
185,700	Pool #CA1468, 4.00%, 3/1/48	180,141
473,899	Pool #CA1469, 4.00%, 3/1/48	459,712
401,711	Pool #CA1471, 4.00%, 3/1/48	389,685
1,083,551	Pool #CA1507, 4.00%, 4/1/48	1,051,111
404,505	Pool #CA1610, 3.50%, 3/1/48	380,792
427,677	Pool #CA1611, 4.00%, 4/1/48	414,873
420,162	Pool #CA1612, 3.50%, 4/1/48	395,531
504,263	Pool #CA1613, 4.00%, 4/1/48	489,166
194,760	Pool #CA2381, 4.00%, 9/1/48	188,930
212,610	Pool #CA2440, 4.00%, 9/1/48	206,245
169,907	Pool #CA2441, 4.00%, 10/1/48	163,941
164,289	Pool #CA2442, 4.00%, 10/1/48	160,538
363,275	Pool #CA2443, 4.00%, 10/1/48	352,399
192,560	Pool #CA2468, 4.00%, 10/1/48	186,795
588,805	Pool #CA2594, 4.00%, 11/1/48	576,260
246,297	Pool #CA2913, 4.00%, 1/1/49	238,924
308,536	Pool #CA3042, 4.00%, 1/1/49	299,299
353,494	Pool #CA3043, 4.00%, 2/1/49	342,911
170,576	Pool #CA3045, 4.50%, 1/1/49	169,791
27,611	Pool #CA3132, 4.00%, 2/1/49	26,976
159,263	Pool #CA3557, 3.50%, 5/1/49	150,576
356,536	Pool #CA3628, 3.50%, 6/1/49	334,576
196,251	Pool #CA3793, 3.50%, 6/1/49	184,163
138,729	Pool #CA3936, 3.50%, 7/1/49	130,184
423,465	Pool #CA4043, 3.00%, 8/1/49	383,264
499,191	Pool #CA4320, 3.00%, 9/1/49	451,802
320,469	Pool #CA5106, 3.00%, 1/1/50	290,046
422,682	Pool #CA5132, 3.00%, 2/1/50	382,556

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 965,899	Pool #CA5309, 3.00%, 3/1/50	$874,355
540,205	Pool #CA5312, 3.00%, 3/1/50	489,007
487,658	Pool #CA6150, 2.50%, 6/1/50	423,994
1,161,484	Pool #CA6151, 2.50%, 6/1/50	1,009,851
285,890	Pool #CA6251, 3.00%, 6/1/50	258,629
1,462,158	Pool #CA6253, 2.00%, 7/1/50	1,218,190
1,492,718	Pool #CA6263, 2.50%, 7/1/50	1,297,379
837,032	Pool #CA6285, 2.50%, 7/1/50	727,498
1,714,331	Pool #CA6966, 2.00%, 9/1/50	1,423,030
2,289,214	Pool #CA6967, 2.00%, 9/1/50	1,905,827
1,374,144	Pool #CA6968, 2.00%, 9/1/50	1,140,648
1,072,235	Pool #CA6969, 2.00%, 9/1/50	892,662
1,291,290	Pool #CA6971, 2.50%, 9/1/50	1,121,109
1,396,597	Pool #CA6972, 2.50%, 8/1/50	1,212,971
998,935	Pool #CA6973, 2.50%, 9/1/50	867,594
1,121,513	Pool #CA7258, 2.50%, 9/1/50	973,707
1,178,272	Pool #CA7259, 2.50%, 9/1/50	1,022,986
1,631,520	Pool #CA7317, 2.00%, 10/1/50	1,354,038
1,804,718	Pool #CA7549, 2.00%, 10/1/50	1,497,779
1,705,193	Pool #CA7917, 2.00%, 11/1/50	1,422,378
892,502	Pool #CA8069, 1.50%, 12/1/50	701,764
1,085,084	Pool #CA8070, 2.00%, 12/1/50	902,348
3,734,267	Pool #CA8077, 2.00%, 12/1/50	3,105,391
3,675,463	Pool #CA8337, 1.50%, 12/1/50	2,889,972
4,721,306	Pool #CA8340, 2.00%, 12/1/50	3,926,205
644,385	Pool #CA8425, 1.50%, 12/1/50	506,731
1,047,439	Pool #CA8432, 2.00%, 12/1/50	870,718
2,303,672	Pool #CA8518, 2.00%, 1/1/51	1,915,003
1,366,108	Pool #CA8685, 1.50%, 1/1/51	1,074,154
3,979,326	Pool #CA8811, 2.00%, 1/1/51	3,306,709
4,500,869	Pool #CA9048, 2.00%, 2/1/51	3,740,097
286,434	Pool #CB0245, 2.50%, 4/1/51	247,846
780,044	Pool #CB0437, 2.50%, 5/1/51	674,956
629,759	Pool #CB0480, 2.50%, 5/1/51	544,624
147,174	Pool #CB0576, 2.50%, 5/1/51	127,278
265,620	Pool #CB0582, 2.50%, 5/1/51	229,712
1,957,977	Pool #CB0688, 2.50%, 6/1/51	1,693,286
430,520	Pool #CB0689, 2.50%, 6/1/51	372,320
1,044,138	Pool #CB0972, 2.50%, 6/1/51	902,499
486,491	Pool #CB1003, 2.50%, 7/1/51	420,498
307,548	Pool #CB1010, 2.50%, 7/1/51	265,829
1,384,368	Pool #CB1060, 2.00%, 7/1/51	1,147,621
1,942,825	Pool #CB1311, 2.50%, 8/1/51	1,678,372
1,912,502	Pool #CB1444, 2.50%, 8/1/51	1,651,286
991,070	Pool #CB1515, 2.50%, 8/1/51	855,707
1,740,228	Pool #CB1532, 2.50%, 9/1/51	1,502,541
1,788,344	Pool #CB1809, 2.50%, 10/1/51	1,543,253
1,056,915	Pool #CB1956, 2.50%, 10/1/51	911,573

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 897,975	Pool #CB2029, 2.50%, 11/1/51	$774,490
1,878,055	Pool #CB2205, 2.50%, 11/1/51	1,618,920
723,732	Pool #CB2268, 2.50%, 12/1/51	623,871
502,576	Pool #CB2467, 2.50%, 12/1/51	433,004
1,833,657	Pool #CB2515, 2.50%, 12/1/51	1,579,823
2,885,978	Pool #CB2761, 3.00%, 2/1/52	2,588,568
6,394,799	Pool #CB2797, 3.00%, 2/1/52	5,735,793
5,979,608	Pool #CB2938, 3.00%, 2/1/52	5,363,138
1,184,025	Pool #CB3052, 3.00%, 2/1/52	1,061,958
1,265,112	Pool #CB3249, 3.00%, 4/1/52	1,134,439
1,993,961	Pool #CB3281, 3.50%, 4/1/52	1,851,448
432,483	Pool #CB3413, 3.50%, 4/1/52	402,899
833,816	Pool #CB3489, 2.50%, 4/1/52	723,018
653,348	Pool #CB3490, 3.00%, 4/1/52	588,080
8,050,162	Pool #CB3764, 4.00%, 6/1/52	7,693,773
7,832,589	Pool #CB3797, 4.00%, 6/1/52	7,509,901
6,810,900	Pool #CB3931, 4.00%, 6/1/52	6,530,189
5,529,066	Pool #CB4056, 4.50%, 7/1/52	5,413,988
2,936,919	Pool #CB4208, 4.50%, 7/1/52	2,875,792
2,536,002	Pool #CB4272, 4.50%, 7/1/52	2,483,221
9,773,000	Pool #CB4314, 4.50%, 8/1/52	9,569,600
12,468,946	Pool #CB4463, 4.50%, 8/1/52	12,260,629
364,319	Pool #CB4473, 4.50%, 8/1/52	358,904
4,843,958	Pool #CB4539, 4.50%, 9/1/52	4,743,143
4,646,345	Pool #CB4595, 4.00%, 9/1/52	4,440,647
6,267,953	Pool #CB4767, 5.00%, 9/1/52	6,288,329
2,931,317	Pool #CB4966, 5.50%, 10/1/52	2,961,692
1,730,931	Pool #CB4967, 5.50%, 10/1/52	1,753,256
10,571,964	Pool #CB5037, 5.50%, 11/1/52	10,777,328
4,502,936	Pool #CB5048, 6.00%, 11/1/52	4,594,622
6,076,522	Pool #CB5166, 6.00%, 11/1/52	6,200,249
3,030,578	Pool #CB5199, 6.00%, 11/1/52	3,113,065
5,634,144	Pool #CB5202, 6.50%, 11/1/52	5,813,401
446,822	Pool #CB5220, 6.50%, 12/1/52	461,038
3,222,371	Pool #CB5343, 6.00%, 12/1/52	3,287,983
342,819	Pool #CB5344, 6.50%, 12/1/52	358,966
1,807,587	Pool #CB5385, 6.00%, 12/1/52	1,867,579
2,408,928	Pool #CB5392, 6.00%, 12/1/52	2,495,581
2,793,337	Pool #CB5549, 6.00%, 1/1/53	2,872,595
1,098,031	Pool #CB5586, 6.00%, 1/1/53	1,132,155
4,740,108	Pool #CB5728, 5.50%, 2/1/53	4,838,208
1,450,815	Pool #CB5732, 5.50%, 2/1/53	1,465,849
4,630,106	Pool #CB5797, 5.50%, 3/1/53	4,725,296
2,272,521	Pool #CB5804, 6.00%, 2/1/53	2,319,151
2,886,874	Pool #CB5946, 5.50%, 3/1/53	2,948,085
2,193,848	Pool #CB5980, 5.50%, 3/1/53	2,237,003
186,000	Pool #CB6005, 5.50%, 4/1/53	189,838

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$1,933,814	Pool #CB6126, 5.00%, 4/1/53	$1,944,761
46,548	Pool #MC0013, 5.50%, 12/1/38	48,744
76,106	Pool #MC0014, 5.50%, 12/1/38	79,696
63,071	Pool #MC0016, 5.50%, 11/1/38	66,047
60,330	Pool #MC0038, 4.50%, 3/1/39	60,547
41,369	Pool #MC0059, 4.00%, 4/1/39	40,866
73,524	Pool #MC0081, 4.00%, 5/1/39	72,417
39,436	Pool #MC0112, 4.50%, 6/1/39	39,578
78,978	Pool #MC0127, 4.50%, 7/1/39	79,261
338,648	Pool #MC0154, 4.50%, 8/1/39	339,863
79,356	Pool #MC0160, 4.50%, 8/1/39	79,641
179,819	Pool #MC0177, 4.50%, 9/1/39	180,465
108,656	Pool #MC0270, 4.50%, 3/1/40	108,058
218,353	Pool #MC0325, 4.50%, 7/1/40	219,222
138,087	Pool #MC0584, 4.00%, 1/1/42	135,187

		412,828,613

Freddie Mac — 33.70%
421,323	Pool #Q63813, 3.50%, 4/1/49	395,809
747,242	Pool #QB5148, 2.00%, 11/1/50	620,034
1,223,038	Pool #QB5731, 2.00%, 11/1/50	1,017,443
1,877,163	Pool #QB5732, 2.50%, 11/1/50	1,629,190
1,704,374	Pool #QB6982, 2.00%, 11/1/50	1,417,337
482,993	Pool #QB6992, 1.50%, 12/1/50	379,785
1,155,013	Pool #QC4676, 2.50%, 7/1/51	998,333
778,147	Pool #QC6090, 2.50%, 8/1/51	672,227
1,704,418	Pool #QC6108, 2.50%, 8/1/51	1,471,622
1,033,412	Pool #QC6643, 2.50%, 8/1/51	892,265
1,089,302	Pool #QC9175, 2.50%, 10/1/51	940,014
1,744,029	Pool #QD0152, 2.50%, 10/1/51	1,504,198
269,700	Pool #QD1762, 2.00%, 11/1/51	223,327
2,607,711	Pool #QD4183, 2.50%, 12/1/51	2,247,896
835,778	Pool #QD7419, 3.00%, 2/1/52	749,583
388,221	Pool #QE0994, 3.50%, 4/1/52	360,532
3,234,177	Pool #QE2342, 4.00%, 5/1/52	3,090,966
4,851,493	Pool #QE7866, 4.00%, 8/1/52	4,636,666
1,187,718	Pool #QE9025, 4.00%, 8/1/52	1,135,125
606,948	Pool #QE9026, 5.00%, 8/1/52	605,031
1,052,611	Pool #QE9027, 4.50%, 8/1/52	1,030,706
1,412,366	Pool #QF0539, 4.00%, 9/1/52	1,349,825
2,377,464	Pool #QF3474, 6.00%, 11/1/52	2,425,822
244,445	Pool #RA1234, 3.50%, 8/1/49	229,386
259,423	Pool #RA1382, 3.00%, 9/1/49	234,799
1,347,416	Pool #RA1383, 3.00%, 9/1/49	1,219,522
255,331	Pool #RA1470, 3.00%, 10/1/49	231,096
458,387	Pool #RA1713, 3.00%, 11/1/49	414,877
473,531	Pool #RA1714, 3.00%, 11/1/49	428,584
632,711	Pool #RA1716, 3.00%, 11/1/49	572,655

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 474,065	Pool #RA1724, 2.50%, 10/1/49	$413,284
377,738	Pool #RA1979, 3.00%, 12/1/49	341,883
907,885	Pool #RA1987, 3.00%, 12/1/49	821,710
1,414,201	Pool #RA1988, 3.00%, 1/1/50	1,279,967
769,417	Pool #RA2158, 3.00%, 2/1/50	696,647
741,207	Pool #RA2162, 3.00%, 2/1/50	671,105
736,808	Pool #RA2255, 3.00%, 3/1/50	667,122
1,085,485	Pool #RA2256, 3.00%, 3/1/50	982,822
732,171	Pool #RA2340, 3.00%, 3/1/50	662,782
295,754	Pool #RA2395, 2.50%, 4/1/50	257,327
439,338	Pool #RA3097, 2.50%, 7/1/50	381,983
1,377,692	Pool #RA3207, 2.50%, 7/1/50	1,196,981
2,858,016	Pool #RA3208, 2.50%, 7/1/50	2,483,133
826,715	Pool #RA3339, 2.00%, 8/1/50	688,256
1,337,393	Pool #RA3552, 2.00%, 9/1/50	1,113,406
1,153,054	Pool #RA3553, 2.50%, 8/1/50	1,001,451
3,446,503	Pool #RA3679, 2.00%, 9/1/50	2,868,211
1,664,662	Pool #RA3680, 2.50%, 9/1/50	1,445,793
786,232	Pool #RA3711, 2.00%, 9/1/50	654,309
596,907	Pool #RA3712, 2.50%, 9/1/50	518,241
491,054	Pool #RA3733, 2.00%, 10/1/50	408,659
719,490	Pool #RA3734, 2.50%, 10/1/50	624,669
809,465	Pool #RA3747, 2.00%, 9/1/50	673,895
1,686,615	Pool #RA3751, 2.00%, 10/1/50	1,404,003
2,528,210	Pool #RA3803, 1.50%, 12/1/50	1,987,969
394,691	Pool #RA3861, 1.50%, 10/1/50	310,351
1,583,453	Pool #RA3862, 2.00%, 10/1/50	1,317,764
1,618,127	Pool #RA3917, 1.50%, 10/1/50	1,272,357
3,497,515	Pool #RA3918, 2.00%, 10/1/50	2,909,577
807,874	Pool #RA3928, 1.50%, 11/1/50	635,244
201,412	Pool #RA3929, 2.00%, 10/1/50	167,845
566,179	Pool #RA4018, 2.00%, 1/1/51	470,476
659,969	Pool #RA4055, 2.00%, 11/1/50	548,823
708,114	Pool #RA4056, 1.50%, 11/1/50	556,801
7,086,714	Pool #RA4195, 2.00%, 12/1/50	5,893,225
5,005,077	Pool #RA4254, 2.00%, 12/1/50	4,160,607
841,600	Pool #RA4274, 1.50%, 12/1/50	661,763
1,073,385	Pool #RA4357, 2.00%, 1/1/51	892,281
1,529,954	Pool #RA4377, 2.00%, 2/1/51	1,271,692
2,224,115	Pool #RA4420, 2.00%, 1/1/51	1,848,166
3,149,972	Pool #RA4503, 2.00%, 2/1/51	2,617,523
872,503	Pool #RA4548, 2.00%, 2/1/51	725,021
2,111,348	Pool #RA4578, 2.00%, 2/1/51	1,753,569
347,993	Pool #RA4590, 2.00%, 2/1/51	289,024
280,804	Pool #RA4597, 2.00%, 2/1/51	233,339
247,556	Pool #RA4618, 2.00%, 2/1/51	205,711
923,064	Pool #RA4621, 2.00%, 2/1/51	766,646

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$1,371,747	Pool #RA4738, 2.00%, 3/1/51	$1,139,297
3,943,834	Pool #RA4745, 2.00%, 3/1/51	3,275,531
1,402,975	Pool #RA4775, 2.00%, 3/1/51	1,165,234
1,207,164	Pool #RA4835, 2.50%, 3/1/51	1,045,097
2,253,125	Pool #RA4872, 2.50%, 4/1/51	1,950,632
7,977,568	Pool #RA5020, 2.00%, 4/1/51	6,623,250
3,275,848	Pool #RA5021, 1.50%, 4/1/51	2,579,810
406,756	Pool #RA5043, 2.50%, 4/1/51	351,958
646,907	Pool #RA5045, 2.50%, 5/1/51	559,755
2,987,968	Pool #RA5068, 2.00%, 4/1/51	2,479,785
1,664,659	Pool #RA5173, 2.50%, 4/1/51	1,440,395
973,337	Pool #RA5195, 2.50%, 5/1/51	838,899
771,352	Pool #RA5197, 2.50%, 5/1/51	667,435
1,328,254	Pool #RA5217, 2.50%, 5/1/51	1,159,052
1,930,581	Pool #RA5234, 2.50%, 5/1/51	1,669,593
1,116,678	Pool #RA5237, 2.50%, 5/1/51	966,239
2,079,417	Pool #RA5350, 2.50%, 6/1/51	1,798,308
2,755,830	Pool #RA5379, 2.50%, 6/1/51	2,383,279
1,611,273	Pool #RA5387, 2.50%, 6/1/51	1,399,364
238,760	Pool #RA5404, 2.50%, 6/1/51	206,372
7,914,816	Pool #RA5427, 2.50%, 6/1/51	6,841,155
1,209,417	Pool #RA5509, 2.50%, 7/1/51	1,045,357
471,184	Pool #RA5525, 2.50%, 7/1/51	407,267
759,697	Pool #RA5541, 2.50%, 7/1/51	656,642
2,094,922	Pool #RA5621, 2.50%, 8/1/51	1,809,766
240,581	Pool #RA5686, 2.50%, 7/1/51	207,834
1,882,006	Pool #RA5701, 2.00%, 8/1/51	1,559,582
1,727,427	Pool #RA5719, 2.50%, 10/1/51	1,489,880
3,222,744	Pool #RA5726, 2.50%, 8/1/51	2,782,570
1,777,532	Pool #RA5796, 2.50%, 8/1/51	1,534,750
1,897,527	Pool #RA5873, 2.50%, 9/1/51	1,638,356
712,202	Pool #RA5874, 2.50%, 9/1/51	614,595
2,616,733	Pool #RA5948, 2.50%, 12/1/51	2,254,497
158,926	Pool #RA5951, 2.50%, 9/1/51	137,145
3,771,185	Pool #RA6030, 2.50%, 10/1/51	3,254,346
65,716	Pool #RA6108, 3.50%, 3/1/52	61,039
1,299,546	Pool #RA6117, 2.50%, 10/1/51	1,120,838
1,461,341	Pool #RA6276, 2.50%, 11/1/51	1,260,385
390,967	Pool #RA6305, 2.50%, 11/1/51	337,203
1,252,265	Pool #RA6317, 2.50%, 11/1/51	1,080,060
87,413	Pool #RA6389, 2.50%, 11/1/51	75,829
1,906,138	Pool #RA6516, 2.50%, 12/1/51	1,642,270
1,528,359	Pool #RA6687, 3.00%, 1/1/52	1,370,874
2,918,619	Pool #RA6743, 2.50%, 1/1/52	2,514,593
2,073,894	Pool #RA6760, 3.00%, 2/1/52	1,860,196
1,374,068	Pool #RA6782, 3.00%, 2/1/52	1,237,621
2,540,159	Pool #RA6801, 3.00%, 2/1/52	2,282,069
4,219,658	Pool #RA6858, 3.00%, 3/1/52	3,784,478

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$1,548,440	Pool #RA6930, 3.50%, 3/1/52	$1,438,240
1,092,477	Pool #RA6978, 3.50%, 3/1/52	1,021,097
1,782,490	Pool #RA6983, 2.50%, 3/1/52	1,535,994
483,003	Pool #RA7098, 3.50%, 3/1/52	448,553
172,112	Pool #RA7146, 3.50%, 4/1/52	159,809
2,120,168	Pool #RA7162, 3.50%, 4/1/52	1,968,619
211,609	Pool #RA7284, 3.50%, 4/1/52	197,133
110,862	Pool #RA7344, 4.00%, 4/1/52	106,377
6,386,236	Pool #RA7454, 4.00%, 6/1/52	6,103,449
4,537,244	Pool #RA7469, 4.00%, 5/1/52	4,336,333
9,574,397	Pool #RA7503, 4.50%, 7/1/52	9,375,151
2,948,692	Pool #RA7714, 4.50%, 7/1/52	2,887,329
2,664,654	Pool #RA7872, 4.50%, 9/1/52	2,609,202
5,542,763	Pool #RA7897, 4.50%, 9/1/52	5,427,417
3,299,983	Pool #RA8627, 5.50%, 3/1/53	3,346,419
1,948,433	Pool #RA8684, 5.00%, 3/1/53	1,942,467
975,007	Pool #WA3211, 1.91%, 9/1/35	746,661
1,070,528	Pool #WA3305, 1.75%, 6/1/37	776,939
941,020	Pool #WA5002, 2.62%, 11/1/31	838,435
1,000,000	Pool #WN3049, 2.39%, 9/1/31	867,072
429,383	Pool #ZA4828, 4.00%, 3/1/47	417,151
64,049	Pool #ZA4891, 3.50%, 3/1/47	60,992
433,112	Pool #ZA4892, 4.00%, 5/1/47	420,773
468,188	Pool #ZA4893, 3.50%, 4/1/47	443,980
671,536	Pool #ZA4912, 3.50%, 5/1/47	632,359
617,964	Pool #ZA4913, 4.00%, 5/1/47	600,359
611,471	Pool #ZA5036, 3.50%, 9/1/47	575,798
923,261	Pool #ZA5070, 3.50%, 11/1/47	869,398
157,123	Pool #ZA5090, 3.50%, 11/1/47	148,791
679,581	Pool #ZA5174, 3.50%, 12/1/47	639,934
1,445,979	Pool #ZA5238, 3.50%, 2/1/48	1,361,620
413,458	Pool #ZA5245, 3.50%, 1/1/48	389,337
966,567	Pool #ZA5253, 3.50%, 1/1/48	910,177
400,416	Pool #ZA5254, 4.00%, 1/1/48	391,275
589,569	Pool #ZA5308, 4.00%, 1/1/48	572,773
763,859	Pool #ZA5575, 4.00%, 7/1/48	740,994
623,002	Pool #ZA5637, 4.50%, 8/1/48	619,392
520,485	Pool #ZA5645, 4.00%, 8/1/48	504,905
59,210	Pool #ZA6576, 3.50%, 4/1/49	56,124
87,504	Pool #ZI0238, 5.00%, 6/1/33	89,358
152,599	Pool #ZI0412, 5.00%, 8/1/33	155,833
62,781	Pool #ZI0543, 4.50%, 8/1/33	63,033
44,495	Pool #ZI0549, 5.00%, 8/1/33	45,438
19,498	Pool #ZI0807, 5.00%, 9/1/33	19,911
107,283	Pool #ZI1023, 5.50%, 11/1/33	111,414
84,115	Pool #ZI1353, 5.50%, 1/1/34	87,354
126,865	Pool #ZI1493, 5.50%, 1/1/34	131,749

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$100,576	Pool #ZI1524, 5.50%, 2/1/34	$104,448
64,705	Pool #ZI1630, 5.50%, 3/1/34	67,216
146,060	Pool #ZI1689, 5.50%, 4/1/34	151,729
61,725	Pool #ZI1802, 5.50%, 4/1/34	64,122
128,686	Pool #ZI1991, 5.00%, 5/1/34	131,678
105,936	Pool #ZI2332, 5.00%, 6/1/34	108,398
137,303	Pool #ZI2939, 5.50%, 12/1/34	142,633
84,707	Pool #ZI3102, 5.00%, 1/1/35	86,676
78,485	Pool #ZI3254, 5.50%, 4/1/35	81,803
166,720	Pool #ZI3507, 5.00%, 9/1/35	171,047
94,656	Pool #ZI3713, 5.00%, 5/1/35	97,113
76,406	Pool #ZI4118, 5.50%, 1/1/36	79,636
136,435	Pool #ZI4120, 5.50%, 1/1/36	142,203
187,388	Pool #ZI4200, 5.50%, 2/1/36	195,310
80,069	Pool #ZI4201, 6.00%, 2/1/36	84,459
216,847	Pool #ZI4429, 5.00%, 6/1/35	222,474
55,381	Pool #ZI4521, 5.50%, 7/1/35	57,722
157,532	Pool #ZI4572, 5.50%, 8/1/35	164,192
64,037	Pool #ZI4605, 5.50%, 9/1/35	66,745
57,408	Pool #ZI4606, 5.50%, 9/1/35	59,835
38,725	Pool #ZI4704, 5.00%, 11/1/35	39,730
113,986	Pool #ZI4705, 5.00%, 11/1/35	116,944
48,102	Pool #ZI4706, 5.50%, 11/1/35	50,135
202,889	Pool #ZI4979, 6.00%, 6/1/36	214,618
36,922	Pool #ZI5006, 6.00%, 6/1/36	39,056
165,940	Pool #ZI5912, 5.50%, 4/1/37	173,947
85,906	Pool #ZI6311, 5.50%, 6/1/37	90,051
57,882	Pool #ZI6814, 6.00%, 10/1/37	61,291
51,954	Pool #ZI6976, 5.50%, 7/1/37	54,461
200,977	Pool #ZI9925, 5.00%, 4/1/40	207,198
67,049	Pool #ZJ0038, 4.50%, 5/1/40	67,393
211,034	Pool #ZJ0482, 4.50%, 9/1/40	212,118
220,028	Pool #ZJ0844, 4.00%, 12/1/40	215,721
119,764	Pool #ZJ1058, 4.00%, 12/1/40	117,419
88,310	Pool #ZJ1264, 4.00%, 1/1/41	86,870
233,247	Pool #ZJ1444, 4.00%, 3/1/41	229,061
99,134	Pool #ZJ1445, 4.50%, 3/1/41	99,504
48,021	Pool #ZJ5032, 6.50%, 5/1/31	50,711
29,316	Pool #ZJ5458, 6.50%, 11/1/31	30,959
26,313	Pool #ZJ5928, 6.50%, 3/1/32	28,043
74,151	Pool #ZJ6638, 6.00%, 11/1/32	78,017
60,383	Pool #ZJ6955, 5.50%, 3/1/33	62,708
43,531	Pool #ZJ6956, 5.50%, 3/1/33	45,206
56,564	Pool #ZK4661, 2.50%, 11/1/27	54,296
295,598	Pool #ZL2630, 3.50%, 12/1/41	280,377
323,641	Pool #ZL2708, 3.50%, 1/1/42	306,976
854,741	Pool #ZL5676, 3.00%, 4/1/43	787,593
393,794	Pool #ZL6090, 3.00%, 6/1/43	362,857

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 184,945	Pool #ZL6097, 3.00%, 6/1/43	$170,415
546,985	Pool #ZL9372, 3.00%, 4/1/45	500,849
349,992	Pool #ZL9669, 3.50%, 6/1/45	330,896
200,431	Pool #ZM1422, 3.50%, 7/1/46	188,896
216,519	Pool #ZM1423, 3.50%, 7/1/46	204,058
158,315	Pool #ZM1736, 3.00%, 9/1/46	144,921
879,380	Pool #ZM1738, 3.00%, 9/1/46	804,868
527,682	Pool #ZM8750, 4.00%, 9/1/48	511,886
286,272	Pool #ZN1022, 4.00%, 11/1/48	277,702
12,514	Pool #ZN5269, 6.50%, 10/1/31	13,215
41,749	Pool #ZN5316, 5.00%, 5/1/34	42,720
64,368	Pool #ZN5321, 5.50%, 5/1/34	66,867
39,384	Pool #ZN5322, 5.50%, 5/1/34	40,913
46,586	Pool #ZN5332, 5.00%, 11/1/34	47,669
622,971	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	588,047
364,859	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	350,482
811,340	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	778,480
281,332	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	270,291
483,798	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	451,414
1,318,237	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,276,995
634,191	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	613,982
1,426,982	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,194,627
992,161	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	849,989
789,671	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	698,927
2,940,249	Series Q014, Class A1, 1.56%, 1/25/36	2,383,057

		241,876,333

Ginnie Mae — 4.10%
71,336	Pool #409117, 5.50%, 6/20/38	74,353
187,167	Pool #442423, 4.00%, 9/20/41	184,461
114,166	Pool #616936, 5.50%, 1/15/36	121,173
704,464	Pool #618363, 4.00%, 9/20/41	694,282
349,947	Pool #664269, 5.85%, 6/15/38	349,947
21,200	Pool #675509, 5.50%, 6/15/38	21,579
140,423	Pool #697672, 5.50%, 12/15/38	146,829
61,417	Pool #697814, 5.00%, 2/15/39	62,370
309,051	Pool #697885, 4.50%, 3/15/39	311,588
95,053	Pool #698112, 4.50%, 5/15/39	95,833
443,147	Pool #698113, 4.50%, 5/15/39	446,784
705,357	Pool #713519, 6.00%, 7/15/39	753,537
162,973	Pool #716822, 4.50%, 4/15/39	164,310
58,335	Pool #716823, 4.50%, 4/15/39	58,814
220,165	Pool #720080, 4.50%, 6/15/39	221,972
247,362	Pool #724629, 5.00%, 7/20/40	254,864
318,521	Pool #726550, 5.00%, 9/15/39	325,467
144,499	Pool #729346, 4.50%, 7/15/41	145,672
214,307	Pool #738844, 3.50%, 10/15/41	205,796
142,605	Pool #738845, 3.50%, 10/15/41	136,942

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 206,376	Pool #738862, 4.00%, 10/15/41	$203,472
175,941	Pool #747241, 5.00%, 9/20/40	181,277
538,169	Pool #748654, 3.50%, 9/15/40	516,807
99,499	Pool #748846, 4.50%, 9/20/40	100,946
260,749	Pool #757016, 3.50%, 11/15/40	250,399
165,211	Pool #757017, 4.00%, 12/15/40	162,923
256,172	Pool #759297, 4.00%, 1/20/41	253,296
148,070	Pool #759298, 4.00%, 2/20/41	146,408
143,023	Pool #762877, 4.00%, 4/15/41	141,011
79,707	Pool #763564, 4.50%, 5/15/41	80,354
173,651	Pool #770481, 4.00%, 8/15/41	171,208
39,824	Pool #770482, 4.50%, 8/15/41	40,147
288,689	Pool #770517, 4.00%, 8/15/41	284,627
117,627	Pool #770529, 4.00%, 8/15/41	115,972
46,322	Pool #770537, 4.00%, 8/15/41	45,670
139,752	Pool #770738, 4.50%, 6/20/41	141,769
157,124	Pool #779592, 4.00%, 11/20/41	154,853
103,608	Pool #779593, 4.00%, 11/20/41	102,110
251,890	Pool #AA6312, 3.00%, 4/15/43	233,281
335,849	Pool #AA6424, 3.00%, 5/15/43	310,985
602,571	Pool #AB2733, 3.50%, 8/15/42	578,732
291,926	Pool #AB2745, 3.00%, 8/15/42	270,430
659,614	Pool #AB2841, 3.00%, 9/15/42	611,044
43,646	Pool #AB2843, 3.00%, 9/15/42	40,439
107,246	Pool #AB2852, 3.50%, 9/15/42	103,003
390,337	Pool #AE6946, 3.00%, 6/15/43	361,500
71,695	Pool #AG8915, 4.00%, 2/20/44	70,506
325,839	Pool #AK6446, 3.00%, 1/15/45	300,970
387,047	Pool #AK7036, 3.00%, 4/15/45	355,665
289,411	Pool #AO3594, 3.50%, 8/20/45	276,644
150,777	Pool #AP3887, 3.50%, 9/20/45	144,126
322,109	Pool #AR4919, 3.50%, 3/20/46	306,837
470,723	Pool #AR4970, 3.50%, 4/20/46	448,404
443,270	Pool #AS2921, 3.50%, 4/20/46	422,253
356,348	Pool #AS4332, 3.00%, 6/20/46	329,612
412,016	Pool #AS5511, 3.50%, 3/20/46	392,481
748,665	Pool #AX7237, 3.50%, 11/20/46	713,168
557,038	Pool #BO2104, 3.00%, 8/20/49	512,110
1,488,253	Pool #BR3787, 3.00%, 12/20/49	1,366,974
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	656,356
314,055	Series 2012-107, Class A, 1.15%, 1/16/45	296,156
900,654	Series 2012-115, Class A, 2.13%, 4/16/45	831,660
898,694	Series 2012-120, Class A, 1.90%, 2/16/53	825,250
388,688	Series 2012-131, Class A, 1.90%, 2/16/53	357,237
151,883	Series 2012-144, Class AD, 1.77%, 1/16/53	140,923
9,079	Series 2012-35, Class C, 3.25%, 11/16/52(a)	8,926
129,286	Series 2013-105, Class A, 1.71%, 2/16/37	127,286
88,049	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	81,319

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$191,248	Series 2013-29, Class AB, 1.77%, 10/16/45	$181,103
251,981	Series 2013-63, Class AB, 1.38%, 3/16/45	243,130
307,910	Series 2013-97, Class AC, 2.00%, 6/16/45	289,670
36,137	Series 2015-107, Class AB, 2.50%, 11/16/49	32,977
480,190	Series 2015-114, Class AD, 2.50%, 11/15/51	457,637
190,668	Series 2015-128, Class AD, 2.50%, 12/16/50	181,074
153,575	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	148,944
893,540	Series 2015-135, Class AC, 2.35%, 4/16/49	802,631
357,754	Series 2015-136, Class AC, 2.50%, 3/16/47	335,558
168,081	Series 2015-15, Class A, 2.00%, 11/16/48	154,794
394,528	Series 2015-154, Class AD, 2.50%, 5/16/54	351,153
335,399	Series 2015-171, Class DA, 2.37%, 3/16/46	304,204
294,085	Series 2015-22, Class A, 2.40%, 8/16/47	279,496
436,205	Series 2015-70, Class AB, 2.30%, 11/16/48	399,250
22,795	Series 2015-98, Class AB, 2.20%, 11/16/43	22,320
93,074	Series 2016-11, Class AD, 2.25%, 11/16/43	90,216
169,162	Series 2016-14, Class AB, 2.15%, 8/16/42	161,869
965,910	Series 2016-152, Class EA, 2.20%, 8/15/58	821,471
967,136	Series 2016-157, Class AC, 2.00%, 11/16/50	851,391
26,724	Series 2016-26, Class A, 2.25%, 12/16/55	26,438
1,249	Series 2016-28, Class AB, 2.40%, 11/16/55	1,249
16,385	Series 2016-36, Class AB, 2.30%, 6/16/56	16,143
278,374	Series 2016-39, Class AH, 2.50%, 9/16/44	264,360
107,188	Series 2016-50, Class A, 2.30%, 7/16/52	103,302
415,252	Series 2016-64, Class CA, 2.30%, 3/16/45	395,499
32,195	Series 2016-67, Class A, 2.30%, 7/16/56	31,892
178,484	Series 2016-94, Class AC, 2.20%, 8/16/57	154,574
125,413	Series 2016-96, Class BA, 1.95%, 3/16/43	120,442
502,688	Series 2017-127, Class AB, 2.50%, 2/16/59	433,565
841,334	Series 2017-135, Class AE, 2.60%, 10/16/58	729,543
299,889	Series 2017-140, Class A, 2.50%, 2/16/59	258,170
80,849	Series 2017-157, Class AH, 2.55%, 2/16/53	75,796
233,900	Series 2017-41, Class AC, 2.25%, 3/16/57	223,511
432,592	Series 2017-46, Class A, 2.50%, 11/16/57	372,235
280,322	Series 2017-71, Class AS, 2.70%, 4/16/57	261,434
176,005	Series 2017-9, Class AE, 2.40%, 9/16/50	163,393
419,176	Series 2018-2, Class AD, 2.40%, 3/16/59	379,855
219,792	Series 2018-26, Class AD, 2.50%, 3/16/52	208,888

		29,673,276

Small Business Administration — 0.03%
98,454	Pool #510751, (Prime Index + 0.325%), 7.83%, 6/25/30(b)	103,287
113,518	Pool #530222, (Prime Index + 0.635%), 8.14%, 7/25/32(b)	120,797

		224,084

Total U.S. Government Agency Backed Mortgages		684,602,306

(Cost $759,908,457)

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 5.82%
FNMA DUS TBA — 0.28%
$ 1,000,000	4.61%, 4/1/28(b),(c)	$1,015,000
1,000,000	4.61%, 4/1/28(b),(c)	1,015,000

		2,030,000

Small Business Administration — 5.54%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	680
287,981	Certificate of Originator’s Fee, 0.62%, 1/9/32(b),(c)	2,781
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	2,208
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	11,951
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	8,159
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	20,066
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	10,816
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	6,514
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	9,814
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	16,039
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	11,770
271,232	3.36%, 7/8/24(a),(c)	286,102
279,719	3.85%, 9/16/34(a),(c)	306,059
57,469	4.33%, 12/15/30(b),(c)	64,849
316,124	(Prime Index - 2.600%), 4.90%, 9/25/41(b)	314,870
176,559	(Prime Index - 2.600%), 4.90%, 9/25/41(b)	175,847
259,242	(Prime Index - 2.600%), 4.90%, 7/25/42(b)	258,200
630,344	(Prime Index -2.550%), 4.95%, 7/25/42(b)	628,511
205,958	(Prime Index - 2.525%), 4.98%, 11/25/41(b)	205,472
273,596	(Prime Index - 2.500%), 5.00%, 2/25/28(b)	273,591
106,545	6.08%, 12/19/29(a),(c)	123,559
479,070	(Prime Index - 1.400%), 6.10%, 7/25/41(b)	489,786
134,854	6.58%, 4/8/29(b),(c)	154,234
1,186,463	(Prime Index - 0.675%), 6.83%, 9/25/43(b)	1,234,696
4,115,908	(Prime Index - 0.675%), 6.83%, 11/25/45(b)	4,301,039
2,891,204	(Prime Index - 0.675%), 6.83%, 1/25/46(b)	3,019,402
299,750	7.08%, 7/25/30	299,559
135,094	(Prime Index - 0.384%), 7.12%, 11/25/27(b)	137,412
993,453	(Prime Index - 0.368%), 7.13%, 12/25/45(b)	1,049,766
151,997	(Prime Index - 0.215%), 7.29%, 2/25/40(b)	156,991
307,481	(Prime Index - 0.081%), 7.42%, 7/25/29(b)	314,414
60,212	(Prime Index + 0.075%), 7.58%, 12/25/40(b)	62,865
219,741	(Prime Index + 0.093%), 7.59%, 6/25/29(b)	224,825
320,313	(Prime Index + 0.102%), 7.60%, 8/25/29(b)	327,923
533,700	(Prime Index + 0.121%), 7.62%, 1/25/46(b)	568,364
307,376	(Prime Index + 0.194%), 7.69%, 11/25/28(b)	313,512
80,664	(Prime Index + 0.325%), 7.83%, 10/25/30(b)	84,805
2,431,511	(Prime Index + 0.325%), 7.83%, 11/25/30(b)	2,557,212
1,278,869	(Prime Index + 0.325%), 7.83%, 6/25/31(b)	1,350,477
1,612,525	(Prime Index + 0.325%), 7.83%, 7/25/31(b)	1,702,658
578,937	(Prime Index + 0.325%), 7.83%, 2/25/45(b)	617,767

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 935,684	(Prime Index + 0.325%), 7.83%, 8/25/46(b)	$1,004,560
58,307	(Prime Index + 0.355%), 7.86%, 2/25/26(b)	59,267
2,117,869	(Prime Index + 0.375%), 7.88%, 5/25/31(b)	2,232,011
283,553	(Prime Index + 0.375%), 7.88%, 10/25/31(b)	299,361
934,416	(Prime Index + 0.375%), 7.88%, 8/25/46(b)	996,543
2,327,794	(Prime Index + 0.523%), 8.02%, 12/25/45(b)	2,494,678
1,239,321	(Prime Index + 0.575%), 8.08%, 4/25/31(b)	1,306,901
778,255	(Prime Index + 0.666%), 8.17%, 11/25/30(b)	821,609
43,213	(Prime Index + 0.700%), 8.20%, 2/25/28(b)	44,589
383,007	(Prime Index + 0.721%), 8.22%, 5/25/29(b)	392,829
366,088	(Prime Index + 0.761%), 8.26%, 3/25/30(b)	379,378
172,307	(Prime Index + 0.780%), 8.28%, 9/25/28(b)	177,197
149,432	(Prime Index + 0.787%), 8.29%, 3/25/29(b)	153,280
372,591	(Prime Index + 0.788%), 8.29%, 6/25/29(b)	385,226
215,436	(Prime Index + 0.821%), 8.32%, 2/25/28(b)	222,862
282,403	(Prime Index + 0.823%), 8.32%, 2/25/29(b)	290,729
1,703,568	(Prime Index + 0.825%), 8.33%, 9/25/31(b)	1,816,207
56,529	(Prime Index + 0.872%), 8.37%, 6/25/28(b)	57,797
118,608	(Prime Index + 0.866%), 8.37%, 3/25/31(b)	125,485
216,775	(Prime Index + 0.882%), 8.38%, 8/25/30(b)	228,611
115,052	(Prime Index + 0.887%), 8.39%, 2/25/30(b)	119,452
294,390	(Prime Index + 0.908%), 8.41%, 7/25/30(b)	306,364
883,504	(Prime Index + 0.919%), 8.42%, 12/25/30(b)	934,121
33,900	(Prime Index + 0.689%), 8.44%, 8/25/27(b)	34,508
64,880	(Prime Index + 0.942%), 8.44%, 7/25/29(b)	67,952
141,113	(Prime Index + 0.945%), 8.45%, 5/25/29(b)	147,618
67,913	(Prime Index + 0.958%), 8.46%, 1/25/29(b)	69,744
155,736	(Prime Index + 0.975%), 8.48%, 7/25/29(b)	161,200
158,296	(Prime Index + 1.000%), 8.50%, 1/25/31(b)	167,745
38,870	(Prime Index + 1.012%), 8.51%, 11/25/28(b)	40,598
254,963	(Prime Index + 1.030%), 8.53%, 2/25/31(b)	270,819
126,133	(Prime Index + 1.051%), 8.55%, 9/25/29(b)	132,518
206,536	(Prime Index + 1.062%), 8.56%, 12/25/29(b)	217,562
126,731	(Prime Index + 1.070%), 8.57%, 6/25/30(b)	134,051
282,439	(Prime Index + 1.154%), 8.65%, 9/25/28(b)	290,145
26,405	(Prime Index + 1.209%), 8.71%, 11/25/26(b)	27,231
184,813	(Prime Index + 1.213%), 8.71%, 5/25/29(b)	191,056
93,953	(Prime Index + 1.216%), 8.72%, 6/25/29(b)	98,935
443,495	(Prime Index + 1.264%), 8.76%, 6/25/31(b)	474,601
80,751	(Prime Index + 1.291%), 8.79%, 10/25/31(b)	86,848
49,083	9.08%, 9/25/29	50,854
161,542	(Prime Index + 1.575%), 9.08%, 7/25/30(b)	171,485
23,981	(Prime Index + 1.604%), 9.10%, 7/25/28(b)	24,786
78,022	(Prime Index + 2.325%), 9.83%, 10/25/30(b)	84,302

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$189,667	(Prime Index + 2.325%), 9.83%, 1/25/31(b)	$206,613
81,031	9.88%, 6/7/29(c)	83,145

		39,788,938

Total U.S. Government Agency Obligations		41,818,938

(Cost $43,247,873)

Municipal Bonds — 1.95%
California — 0.81%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,720,601
830,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/1/23 @ 100	830,285
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	182,753
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,553,376
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,560,784

		5,847,799

Colorado — 0.02%
127,765	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	109,891

District of Columbia — 0.07%
553,072	District of Columbia Housing Finance Agency Series 2017 Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	532,340

Illinois — 0.07%
230,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 5/1/23 @ 100	230,251
317,834	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	295,615

		525,866

Minnesota — 0.06%
464,112	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	445,764

Missouri — 0.09%
809,716	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	674,755

New York — 0.71%
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	194,488

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	$38,581
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	269,165
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	282,707
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	177,004
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	482,236
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	140,724
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	217,391
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	956,525
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	474,148
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	472,860
360,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/1/23 @ 100	360,229
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/1/23 @ 100	1,000,209

		5,066,267

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	92,941

Washington — 0.11%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	756,833

Total Municipal Bonds		14,052,456

(Cost $15,087,149)

Corporate Bond — 0.03%
Consumer, Non-cyclical — 0.03%
210,000	Montefiore Medical Center, 2.15%, 10/20/26	189,768

Total Corporate Bond		189,768

(Cost $210,045)

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Shares	Value

Investment Company — 1.79%
12,843,698 U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$12,843,698

Total Investment Company	12,843,698

(Cost $12,843,698)

Total Investments	$753,507,166
(Cost $831,297,222)(e) — 104.86%

Liabilities in excess of other assets — (4.86)%	(34,934,365)

NET ASSETS — 100.00%	$718,572,801

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	100	June 2023	$226,276	USD	$20,645,313	Barclays Capital Group
5 Year U.S. Treasury Note	100	June 2023	228,170	USD	10,950,781	Barclays Capital Group

Total			$454,446

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2023 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	40	June 2023	$163,005	USD	$4,845,625	Barclays Capital Group
30 Year U.S. Treasury Bond	45	June 2023	(2,951)	USD	5,902,031	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	90	June 2023	40,688	USD	12,701,250	Barclays Capital Group

Total			$200,742

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

March 31, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 31.20%
Communications — 0.97%
$ 2,670,000	Vodafone Group Plc, 4.38%, 2/19/43	$2,263,625

Consumer, Non-cyclical — 19.14%
545,000	AbbVie, Inc., 3.60%, 5/14/25	534,630
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	1,997,261
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,295,076
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,594,609
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,565,815
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	421,060
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,447,494
1,089,000	Becton Dickinson & Co., 4.67%, 6/6/47	1,015,575
4,200,000	Becton Dickinson & Co., 4.69%, 2/13/28	4,218,644
2,000,000	California Endowment (The), MTN, 2.50%, 4/1/51	1,319,387
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	861,396
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	890,175
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	61,537
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(a)	1,792,648
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,383,253
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,468,941
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,919,444
1,725,000	HCA, Inc., 4.63%, 3/15/52(a)	1,433,170
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	317,737
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	1,474,412
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	141,405
2,500,000	Kenvue, Inc., 5.05%, 3/22/53(a)	2,578,131
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	994,192
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	110,865
250,000	Medtronic, Inc., 4.38%, 3/15/35	246,279
2,000,000	PerkinElmer, Inc., 3.63%, 3/15/51	1,458,766
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(a)	2,332,958
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,554,989
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,870,874
100,000	Trinity Health Corp., 4.13%, 12/1/45	87,549
2,350,000	UnitedHealth Group, Inc., 5.05%, 4/15/53	2,375,356

		44,763,628

Financial — 5.77%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	305,829
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	230,692
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	1,990,324
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,410,025
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	208,310

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	$1,689,119
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	551,849
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,148,313
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,647,406
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,083,121
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,237,390

		13,502,378

Industrial — 2.38%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,330,070
1,500,000	Empresa de Transporte de Pasajeros Metro SA, 3.65%, 5/7/30(b)	1,396,858
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	884,160
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	862,097
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	57,560
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	39,213

		5,569,958

Utilities — 2.94%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,099,505
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,486,866
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,268,412
1,060,000	Essential Utilities, Inc., 5.30%, 5/1/52	1,027,009

		6,881,792

Total Corporate Bonds		72,981,381

(Cost $81,105,257)

U.S. Government Agency Backed Mortgages — 27.33%
Fannie Mae — 16.46%
8,000,000	2.00%, 4/15/53	6,610,080
50,000	Pool #AN0360, 3.95%, 12/1/45	45,977
90,999	Pool #AN7868, 3.06%, 12/1/27	86,266
9,633	Pool #BJ0657, 4.00%, 2/1/48	9,345
32,537	Pool #BJ2670, 4.00%, 4/1/48	31,563
58,991	Pool #BJ3178, 4.00%, 11/1/47	57,825
37,174	Pool #BJ5158, 4.00%, 4/1/48	36,061
42,634	Pool #BJ9439, 4.00%, 2/1/48	41,661
49,250	Pool #BJ9477, 4.00%, 4/1/48	48,126
47,662	Pool #BK7924, 4.00%, 11/1/48	46,574
21,657	Pool #BO1263, 3.50%, 6/1/49	20,440
802,027	Pool #BP3417, 2.50%, 5/1/51	693,978
152,117	Pool #BP8741, 2.50%, 6/1/50	132,211
301,198	Pool #BQ7523, 2.00%, 11/1/50	250,567
343,270	Pool #BQ7524, 2.50%, 10/1/50	297,923
1,586,476	Pool #BR2051, 2.50%, 6/1/51	1,372,006
300,000	Pool #BS0915, 1.62%, 3/1/31	241,733
1,559,145	Pool #BT8237, 4.00%, 6/1/52	1,490,120

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 44,144	Pool #CA1066, 4.00%, 1/1/48	$42,887
21,992	Pool #CA1068, 3.50%, 1/1/48	20,708
35,590	Pool #CA2595, 4.50%, 11/1/48	35,384
67,154	Pool #CA2912, 4.00%, 12/1/48	65,723
44,932	Pool #CA3132, 4.00%, 2/1/49	43,899
44,545	Pool #CA3174, 4.00%, 2/1/49	43,528
266,512	Pool #CA3451, 3.50%, 5/1/49	250,096
192,402	Pool #CA3456, 3.50%, 5/1/49	180,551
349,725	Pool #CA9048, 2.00%, 2/1/51	290,612
1,015,474	Pool #CB0480, 2.50%, 5/1/51	878,196
587,984	Pool #CB0576, 2.50%, 5/1/51	508,497
1,528,325	Pool #CB2761, 3.00%, 2/1/52	1,370,825
2,304,760	Pool #CB3227, 3.50%, 3/1/52	2,140,392
2,816,049	Pool #CB3764, 4.00%, 6/1/52	2,691,380
2,064,511	Pool #CB3797, 4.00%, 6/1/52	1,979,458
2,235,814	Pool #CB4208, 4.50%, 7/1/52	2,189,279
2,268,640	Pool #CB4272, 4.50%, 7/1/52	2,221,424
2,057,136	Pool #CB4314, 4.50%, 8/1/52	2,014,322
1,992,687	Pool #CB4463, 4.50%, 8/1/52	1,959,395
2,131,624	Pool #CB4767, 5.00%, 9/1/52	2,138,553
2,344,060	Pool #CB4967, 5.50%, 10/1/52	2,374,294
1,609,383	Pool #CB5166, 6.00%, 11/1/52	1,642,153
554,245	Pool #CB5202, 6.50%, 11/1/52	571,879
1,230,428	Pool #CB5220, 6.50%, 12/1/52	1,269,576

		38,435,467

Freddie Mac — 9.72%
39,146	Pool #Q59453, 4.00%, 11/1/48	38,011
200,318	Pool #QB5731, 2.00%, 11/1/50	166,644
198,890	Pool #QB5732, 2.50%, 11/1/50	172,617
891,767	Pool #QC3844, 2.00%, 6/1/51	739,545
290,375	Pool #QC3845, 2.50%, 6/1/51	250,985
1,297,636	Pool #QC7895, 2.00%, 9/1/51	1,075,327
788,683	Pool #QE4428, 4.00%, 6/1/52	753,760
1,985,219	Pool #QE6510, 4.50%, 7/1/52	1,943,906
87,138	Pool #RA1713, 3.00%, 11/1/49	78,867
80,765	Pool #RA1714, 3.00%, 11/1/49	73,099
137,686	Pool #RA2256, 3.00%, 3/1/50	124,664
179,962	Pool #RA2340, 3.00%, 3/1/50	162,907
170,087	Pool #RA2395, 2.50%, 4/1/50	147,988
401,461	Pool #RA2575, 2.50%, 5/1/50	349,175
140,587	Pool #RA2727, 2.00%, 5/1/50	117,173
140,003	Pool #RA2728, 2.50%, 5/1/50	121,726
356,748	Pool #RA2740, 2.50%, 6/1/50	310,175
299,217	Pool #RA3680, 2.50%, 9/1/50	259,876
208,822	Pool #RA3751, 2.00%, 10/1/50	173,832
342,814	Pool #RA4503, 2.00%, 2/1/51	284,867
328,013	Pool #RA4927, 2.00%, 3/1/51	272,430

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 479,946	Pool #RA5020, 2.00%, 4/1/51	$398,468
1,270,969	Pool #RA5195, 2.50%, 5/1/51	1,095,422
895,789	Pool #RA5197, 2.50%, 5/1/51	775,108
467,924	Pool #RA5237, 2.50%, 5/1/51	404,885
1,480,745	Pool #RA5571, 2.50%, 7/1/51	1,279,189
230,843	Pool #RA5621, 2.50%, 8/1/51	199,421
785,740	Pool #RA5701, 2.00%, 8/1/51	651,128
192,532	Pool #RA5874, 2.50%, 9/1/51	166,145
2,331,686	Pool #RA6108, 3.50%, 3/1/52	2,165,743
2,016,259	Pool #RA6760, 3.00%, 2/1/52	1,808,500
2,278,144	Pool #RA7454, 4.00%, 6/1/52	2,177,266
1,912,112	Pool #RA7714, 4.50%, 7/1/52	1,872,321
54,023	Pool #V84506, 4.00%, 7/1/48	52,457
42,778	Pool #V84836, 4.00%, 11/1/48	41,538
61,837	Pool #V85365, 3.50%, 4/1/49	58,677
179,643	Pool #V85381, 3.50%, 4/1/49	168,764
40,346	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(c)	38,673
57,293	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(c)	54,407
54,780	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(c)	52,060
145,446	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(c)	139,921
1,355,683	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(c)	1,230,152
75,840	Series KF57, Class A, (LIBOR USD 1-Month + 0.540%), 5.21%, 12/25/28(d)	75,618
323,511	Series Q014, Class A1, 1.56%, 1/25/36(d)	262,204

		22,785,641

Ginnie Mae — 0.11%
149,991	Pool #AC3667, 1.66%, 8/15/26	149,991
33,122	Pool #BB3740, 4.00%, 11/15/47	32,292
57,341	Pool #BE3008, 4.00%, 4/20/48	55,883
29,941	Series 2018-2, Class AD, 2.40%, 3/16/59	27,133
21,979	Series 2018-26, Class AD, 2.50%, 3/16/52	20,889

		286,188

U.S. International Development Finance Corp. — 1.04%
2,425,000	Series **, (US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(d)	2,425,000

Total U.S. Government Agency Backed Mortgages		63,932,296

(Cost $69,125,479)

Municipal Bonds — 19.97%
Alabama — 0.40%
150,000	Water Works Board of the City of Birmingham Revenue, 2.60%, 1/1/27	140,709
1,000,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	797,483

		938,192

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Arizona — 0.37%
$ 750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	$662,638
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	209,521

		872,159

Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	89,646

California — 6.35%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	145,158
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	215,957
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	678,607
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	783,336
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	359,706
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	132,192
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	91,376
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	93,181
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	320,760
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,312,000
750,000	City of Santa Rosa Wastewater Revenue, Series B, Series B, 2.12%, 9/1/31	619,570
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	241,214
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	97,033
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	187,265
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,460,590
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	143,576
150,000	Kern Community College District GO, 2.54%, 11/1/26	140,807
190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	178,616
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	211,223
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	247,487
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	426,335
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	423,181

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	$605,348
300,000	Riverside Community College District GO, 0.82%, 8/1/25	276,345
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	189,683
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	209,112
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	809,494
800,000	Rowland Water District Revenue, Series A, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	625,181
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	110,266
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	104,675
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	328,955
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	857,595
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	749,652
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	532,777
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	88,872
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	283,816
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	281,887
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	280,528

		14,843,356

Colorado — 0.12%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	48,371
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	240,086

		288,457

Connecticut — 0.17%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	280,767
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	128,861

		409,628

District of Columbia — 0.88%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	319,494
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	143,830
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	320,475
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	175,444
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	173,837

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	$176,814
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	118,142
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	120,910
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	498,825

		2,047,771

Florida — 0.73%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,703,061

Georgia — 0.30%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	252,831
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	72,934
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	386,363

		712,128

Hawaii — 0.35%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	597,080
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	226,815

		823,895

Idaho — 0.16%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	371,612

Iowa — 0.04%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	97,437

Maryland — 0.08%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	196,627

Massachusetts — 0.61%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	523,631
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	896,585

		1,420,216

Michigan — 0.96%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	615,529

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	$1,075,450
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	89,380
300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	280,399
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	187,408

		2,248,166

Nebraska — 0.14%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	90,676
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	229,459

		320,135

Nevada — 0.10%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	225,502

New Jersey — 0.53%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,230,679

New York — 0.59%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	521,377
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	478,521
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	392,693

		1,392,591

Ohio — 0.08%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	126,490
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	64,982

		191,472

Oklahoma — 0.56%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, Series A, 2.58%, 7/1/28	648,221
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, Series A, 2.63%, 7/1/29	664,964

		1,313,185

Oregon — 0.71%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	303,907
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	268,078

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	$89,871
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	310,197
700,000	State of Oregon GO, Series B, Series B, 3.89%, 5/1/30	687,781

		1,659,834

Pennsylvania — 1.81%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,535,796
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	174,909
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	702,759
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, Series A, 1.03%, 9/1/24	1,256,080
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, Series A, 1.38%, 9/1/25	462,930
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	97,366

		4,229,840

Rhode Island — 1.04%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,101,487
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	329,686
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	137,461
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	861,626

		2,430,260

Tennessee — 0.06%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, Series B, 1.47%, 7/1/27	141,193

Texas — 1.38%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	229,387
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	156,977
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	265,163
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	588,092
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	655,723
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	309,274
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	247,394
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	198,677
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	112,496
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	255,164
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	200,554

		3,218,901

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
Utah — 0.19%
$ 520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	$446,114

Vermont — 0.04%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	92,941

Washington — 1.18%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,489,596
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	273,472

		2,763,068

Total Municipal Bonds		46,718,066

(Cost $54,232,223)

Asset Backed Securities — 13.61%
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32	2,064,412
1,430,000	DEXT ABS 2023-1 LLC, 8.82%, 3/15/33	1,429,688
800,818	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(a)	629,036
1,907,729	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class B, 2.56%, 10/20/48(a)	1,427,085
1,441,761	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(a)	1,090,800
4,000,000	Hertz Vehicle Financing III LLC, 5.49%, 6/25/27(a)	4,019,476
718,953	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(a)	564,368
3,391,438	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(a)	2,956,206
1,200,000	Mosaic Solar Loan Trust, Series 2023-2A, Class A, 5.36%, 9/22/53(a)	1,180,420
1,041,894	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	928,456
986,694	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(a)	834,004
1,482,561	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(a)	1,119,086
900,879	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(a)	775,656
1,604,656	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(a)	1,294,354
800,000	Tesla Auto Lease Trust, 1.02%, 3/20/25(a)	775,618
2,955,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(a)	2,945,915
3,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	2,888,516

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$3,200,000	Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, 9/22/25(a)	$3,020,977
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,880,079

Total Asset Backed Securities		31,824,152

(Cost $34,480,603)

U.S. Government Agency Obligations — 6.60%
Small Business Administration — 2.80%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(d),(e)	139
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(d),(e)	510
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(d),(e)	623
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(d),(e)	1,948
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(d),(e)	1,499
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(d),(e)	3,167
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(e)	4,695
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(d),(e)	4,454
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(d),(e)	3,290
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(d),(e)	19,933
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(e)	7,309
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(e)	4,651
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(e)	1,528
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(d),(e)	10,551
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(d),(e)	12,095
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(e)	9,277
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(e)	7,218
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(e)	4,812
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(e)	3,730
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(d),(e)	34,960
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(d),(e)	16,251
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(d),(e)	45,577
27,360	(Prime Index - 2.500%), 5.00%, 2/25/28(d)	27,359
70,807	(Prime Index - 2.500%), 5.00%, 4/25/44(d)	70,691
34,404	(TBA), 5.27%, 3/30/28(d),(e)	38,057
30,815	(TBA), 5.58%, 9/23/25(d),(e)	33,822
49,436	(Prime Index - 0.675%), 6.83%, 9/25/43(d)	51,446
185,228	(Prime Index - 0.675%), 6.83%, 11/25/45(d)	193,559
109,988	7.08%, 7/25/30(d)	109,918
200,137	(Prime Index + 0.121%), 7.62%, 1/25/46(d)	213,137
380,141	(Prime Index + 0.325%), 7.83%, 6/25/31(d)	401,426
383,023	(Prime Index + 0.325%), 7.83%, 7/25/31(d)	404,432
447,170	(Prime Index + 0.325%), 7.83%, 2/25/32(d)	474,191
93,828	(Prime Index + 0.325%), 7.83%, 9/25/44(d)	99,852
806,071	(Prime Index + 0.325%), 7.83%, 8/25/46(d)	865,406
655,989	(Prime Index + 0.375%), 7.88%, 10/25/31(d)	692,561
611,066	(Prime Index + 0.375%), 7.88%, 8/25/46(d)	651,694
260,323	(Prime Index + 0.575%), 8.08%, 4/25/31(d)	274,518

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value
$ 32,432	(Prime Index + 0.646%), 8.15%, 3/25/43(d)	$34,663
25,044	(Prime Index + 0.700%), 8.20%, 2/25/28(d)	25,841
853,210	(Prime Index + 0.825%), 8.33%, 9/25/31(d)	909,624
366,872	(Prime Index + 0.875%), 8.38%, 1/25/32(d)	392,697
25,914	(Prime Index + 1.012%), 8.51%, 11/25/28(d)	27,065
53,752	(Prime Index + 1.216%), 8.72%, 6/25/29(d)	56,602
49,083	9.08%, 9/25/29	50,855
54,365	(Prime Index + 1.575%), 9.08%, 7/25/30(d)	57,712
90,506	(Prime Index + 2.325%), 9.83%, 10/25/30(d)	97,790
85,031	(Prime Index + 2.325%), 9.83%, 1/25/31(d)	92,628

		6,545,763

U.S. International Development Finance Corp. — 3.80%
1,000,000	1.44%, 4/15/28	895,876
500,000	1.65%, 4/15/28	452,310
2,204,230	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(d)	2,204,230
2,619,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(d),(e)	2,619,000
1,746,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(d)	1,746,000
970,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(d),(e)	970,000

		8,887,416

Total U.S. Government Agency Obligations		15,433,179

(Cost $15,934,205)

Collateralized Mortgage Obligation — 1.14%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 6.92%, 1/17/39(a),(d)	2,659,131

Total Collateralized Mortgage Obligation		2,659,131

(Cost $2,786,685)

Shares

Investment Company — 2.45%
5,720,754	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	5,720,754

Total Investment Company		5,720,754

(Cost $5,720,754)

Total Investments		$239,268,959
(Cost $263,385,206)(g) — 102.30%

Liabilities in excess of other assets — (2.30)%		(5,379,114)

NET ASSETS — 100.00%		$233,889,845

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Floating rate note. Rate shown is as of report date.

(e)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	100	June 2023	$227,192	USD	$20,645,313	Barclays Capital Group

Total			$227,192

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	54	June 2023	$(101,382)	USD	$6,541,594	Barclays Capital Group
30 Year U.S. Treasury Bond	25	June 2023	138,205	USD	3,278,906	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	36	June 2023	206,888	USD	5,080,500	Barclays Capital Group
Five Year U.S. Treasury Note	95	June 2023	216,307	USD	10,403,242	Barclays Capital Group

Total			$460,018

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2023 (Unaudited)

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

PSF-GTD - Permanent School Fund Guarantee

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	RBC Access Capital Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $818,453,524 and $257,664,452, respectively)	$740,663,468	$233,548,205
Affiliated investments (cost $12,843,698 and $5,720,754, respectively)	12,843,698	5,720,754
Cash at broker for financial futures contracts	1,572,443	2,024,947
Interest and dividend receivable	2,790,013	1,426,254
Receivable for capital shares issued	698,296	723,858
Receivable for investments sold	561,319	86,525
Unrealized appreciation on futures contracts	658,139	788,592
Prepaid expenses and other assets	39,886	18,398

Total Assets	759,827,262	244,337,533

Liabilities:
Cash overdraft	2,147	8
Professional fees payable	4,148	5,574
Distributions payable	705,732	4,188
Payable for capital shares redeemed	400,869	85,570
Payable for investments purchased	39,808,050	10,125,350
Unrealized depreciation on futures contracts	2,951	101,382
Accrued expenses and other payables:
Investment advisory fees	155,294	34,297
Accounting fees	14,800	8,818
Audit fees	21,777	22,425
Distribution fees	3,886	293
Custodian fees	7,925	2,088
Shareholder reports	12,830	20,582
Shareholder servicing fees	29,299	—
Transfer agent fees	38,896	8,812
Other	45,857	28,301

Total Liabilities	41,254,461	10,447,688

Net Assets	$718,572,801	$233,889,845

Net Assets Consists of:
Capital	$850,484,544	$269,401,481
Accumulated earnings	(131,911,743)	(35,511,636)

Net Assets	$718,572,801	$233,889,845

44

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

	RBC Access Capital Community Investment Fund		RBC Impact Bond Fund
Net Assets
Class A		$8,014,358		$1,027,299
Class I		655,453,084		109,990,073
Class IS		55,105,359		N/A
Class R6		N/A		69,448,956
Class Y		N/A		53,423,517

Total		$718,572,801		$233,889,845

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		1,035,208		118,927
Class I		84,688,922		12,697,923
Class IS		7,123,415		N/A
Class R6		N/A		8,019,450
Class Y		N/A		6,174,393

Total		92,847,545		27,010,693

Net Asset Values and Redemption Prices Per Share:
Class A		$7.74		$8.64

Class I		$7.74		$8.66

Class IS		$7.74	$	N/A

Class R6	$	N/A		$8.66

Class Y	$	N/A		$8.65

Maximum Offering Price Per Share:
Class A		$8.04		$8.98

Maximum Sales Charge - Class A		3.75%		3.75%

See Notes to the Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)
	Access Capital Community Investment Fund	RBC Impact Bond Fund
Investment Income:
Interest income	$11,478,852	$3,427,402
Dividend income - affiliated	223,466	236,962

Total Investment Income	11,702,318	3,664,364
Expenses:
Investment advisory fees	1,236,376	388,294
Distribution fees–Class A	10,677	1,216
Accounting fees	97,289	46,756
Audit fees	20,663	21,039
Custodian fees	26,438	5,415
Insurance fees	1,807	1,787
Legal fees	13,763	14,578
Registrations and filing fees	29,709	39,222
Shareholder reports	64,771	35,883
Transfer agent fees–Class A	9,997	1,445
Transfer agent fees–Class I	172,023	68,641
Transfer agent fees–Class IS	21,700	—
Transfer agent fees–Class R6	—	2,018
Transfer agent fees–Class Y	—	1,512
Trustees’ fees and expenses	18,098	5,616
Shareholder services administration fees–Class I	161,244	—
Tax expense	2,209	2,685
Other fees	5,357	3,539

Total expenses before fee waiver/reimbursement	1,892,121	639,646
Expenses waived/reimbursed by:
Advisor	(309,529)	(178,239)

Net expenses	1,582,592	461,407

Net Investment Income	10,119,726	3,202,957

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(11,131,207)	(4,121,463)
Futures contracts	(2,636,381)	(1,173,127)

Net realized losses	(13,767,588)	(5,294,590)
Net change in unrealized appreciation on:
Investments	28,086,779	9,773,907
Futures contracts	2,412,418	1,353,167

Net unrealized gains	30,499,197	11,127,074

Change in net assets resulting from operations	$26,851,335	$9,035,441

See Notes to the Financial Statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$10,119,726	$12,765,081
Net realized losses from investments and futures contracts	(13,767,588)	(3,173,420)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	30,499,197	(115,901,452)

Change in net assets resulting from operations	26,851,335	(106,309,791)

Distributions to Shareholders:
Class A	(115,176)	(212,562)
Class I	(9,872,087)	(14,190,687)
Class IS	(824,104)	(882,785)

Change in net assets resulting from shareholder distributions	(10,811,367)	(15,286,034)

Capital Transactions:
Proceeds from shares issued	59,502,958	228,138,737
Distributions reinvested	6,980,873	9,868,662
Cost of shares redeemed	(68,094,300)	(159,505,905)

Change in net assets resulting from capital transactions	(1,610,469)	78,501,494

Net increase/(decrease) in net assets	14,429,499	(43,094,331)
Net Assets:
Beginning of period	704,143,302	747,237,633

End of period	$718,572,801	$704,143,302

Share Transactions:
Issued	7,732,126	27,428,434
Reinvested	912,715	1,191,228
Redeemed	(8,947,888)	(19,203,225)

Change in shares resulting from capital transactions	(303,047)	9,416,437

See Notes to the Financial Statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Impact Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$3,202,957	$3,760,899
Net realized losses from investments and futures contracts	(5,294,590)	(6,039,559)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	11,127,074	(33,707,845)

Change in net assets resulting from operations	9,035,441	(35,986,505)

Distributions to Shareholders:
Class A	(13,056)	(7,379)
Class I	(1,470,103)	(2,186,798)
Class R6	(1,015,258)	(1,977,070)
Class Y	(782,675)	(1,470,292)

Change in net assets resulting from shareholder distributions	(3,281,092)	(5,641,539)

Capital Transactions:
Proceeds from shares issued	21,975,215	50,109,379
Distributions reinvested	3,225,482	5,661,624
Cost of shares redeemed	(10,710,447)	(20,446,633)

Change in net assets resulting from capital transactions	14,490,250	35,324,370

Net increase/(decrease) in net assets	20,244,599	(6,303,674)
Net Assets:
Beginning of period	213,645,246	219,948,920

End of period	$233,889,845	$213,645,246

Share Transactions:
Issued	2,574,739	5,352,276
Reinvested	378,741	598,137
Redeemed	(1,254,906)	(2,222,132)

Change in shares resulting from capital transactions	1,698,574	3,728,281

See Notes to the Financial Statements.

48

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Period	Income(a)	on Investments	Activities	Income	Distributions	of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$7.56	0.10	0.18	0.28	(0.10)	(0.10)	$7.74
Year Ended 9/30/22	8.93	0.11	(1.33)	(1.22)	(0.15)	(0.15)	7.56
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Year Ended 9/30/19	8.62	0.19	0.41	0.60	(0.22)	(0.22)	9.00
Year Ended 9/30/18	9.02	0.18	(0.37)	(0.19)	(0.21)	(0.21)	8.62
Class I
Six Months Ended 3/31/23 (Unaudited)	$7.56	0.11	0.19	0.30	(0.12)	(0.12)	$7.74
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Year Ended 9/30/19	8.62	0.22	0.40	0.62	(0.25)	(0.25)	8.99
Year Ended 9/30/18	9.02	0.21	(0.37)	(0.16)	(0.24)	(0.24)	8.62
Class IS
Six Months Ended 3/31/23 (Unaudited)	$7.56	0.11	0.19	0.30	(0.12)	(0.12)	$7.74
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12
Period Ended 9/30/19(b)	8.73	0.13	0.26	0.39	(0.14)	(0.14)	8.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

49

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
					Ratio of
					Expenses to
					Average Net
					Assets After		Ratio of
			Ratio of		Fees Waived/		Net Investment		Ratio of
		Net Assets,	Net Expenses		Reimbursed and		Income (Loss)		Expenses to		Portfolio
	Total	End of	to Average		Excluding		to Average		Average Net		Turnover
	Return(a)(b)	Period (000’s)	Net Assets		Interest Expense		Net Assets		Assets*		Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	3.77%(c)	$8,014	0.80	%(d)	0.80	%(d)	2.50	%(d)	0.91	%(d)	12%
Year Ended 9/30/22	(13.84)%	9,515	0.80%		0.80%		1.36%		0.84%		21%
Year Ended 9/30/21	(0.61)%	14,233	0.80%		0.80%		1.07%		0.86%		25%
Year Ended 9/30/20	3.65%	16,662	0.80%		0.80%		1.71%		0.90%		23%
Year Ended 9/30/19	7.03%	17,583	0.95	%(e)	0.87%		2.18%		1.11%		12%
Year Ended 9/30/18	(2.12)%	22,258	1.06%		0.95%		2.10%		1.20%		20%
Class I
Six Months Ended 3/31/23 (Unaudited)	3.96%(c)	$655,453	0.45	%(d)	0.45	%(d)	2.87	%(d)	0.53	%(d)	12%
Year Ended 9/30/22	(13.44)%	643,252	0.45%		0.45%		1.74%		0.51%		21%
Year Ended 9/30/21	(0.37)%	701,768	0.45%		0.45%		1.42%		0.52%		25%
Year Ended 9/30/20	4.13%	562,573	0.45%		0.45%		2.06%		0.51%		23%
Year Ended 9/30/19	7.27%	550,213	0.60	%(e)	0.53%		2.53%		0.66%		12%
Year Ended 9/30/18	(1.79)%	568,592	0.73%		0.61%		2.44%		0.73%		20%
Class IS
Six Months Ended 3/31/23 (Unaudited)	3.98%(c)	$55,105	0.40	%(d)	0.40	%(d)	2.92	%(d)	0.51	%(d)	12%
Year Ended 9/30/22	(13.40)%	51,376	0.40%		0.40%		1.87%		0.50%		21%
Year Ended 9/30/21	(0.21)%	31,237	0.40%		0.40%		1.47%		0.55%		25%
Year Ended 9/30/20	4.19%	15,566	0.40%		0.40%		2.06%		0.59%		23%
Period Ended 9/30/19(f)	4.33%(c)	5,916	0.40	%(d)	0.40	%(d)	2.61	%(d)	0.73	%(d)	12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

50

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2019.

(f)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

See Notes to the Financial Statements.

51

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Realized	Total	Value, End
	of Period	Income(a)	on Investments	Activities	Income	Gains	Distributions	of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$ 8.42	0.11	0.22	0.33	(0.11)	—	(0.11)	$ 8.64
Year Ended 9/30/22	10.17	0.17	(1.71)	(1.54)	(0.14)	(0.07)	(0.21)	8.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Six Months Ended 3/31/23 (Unaudited)	$ 8.44	0.12	0.22	0.34	(0.12)	—	(0.12)	$ 8.66
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Year Ended 9/30/19	9.61	0.26	0.62	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.17	(0.38)	(0.21)	(0.18)	—	(0.18)	9.61
Class R6
Six Months Ended 3/31/23 (Unaudited)	$ 8.44	0.12	0.23	0.35	(0.13)	—	(0.13)	$ 8.66
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Year Ended 9/30/19	9.61	0.27	0.61	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)	9.61
Class Y
Six Months Ended 3/31/23 (Unaudited)	$ 8.43	0.12	0.23	0.35	(0.13)	—	(0.13)	$ 8.65
Year Ended 9/30/22	10.19	0.16	(1.68)	(1.52)	(0.17)	(0.07)	(0.24)	8.43
Period Ended 9/30/21(d)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(c)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

(d)	For the period from April 12, 2021 (commencement of operations) to September 30, 2021.

52

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
						Ratio of
				Ratio of		Net Investment		Ratio of
			Net Assets,	Net Expenses		Income (Loss)		Expenses to		Portfolio
	Total		End of	to Average		to Average		Average Net		Turnover
	Return(a)		Period (000’s)	Net Assets		Net Assets		Assets*		Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	3.99	%(b)	$1,027	0.69	%(c)	2.61	%(c)	1.06	%(c)	18%
Year Ended 9/30/22	(15.30)%		941	0.70%		1.91%		0.70%		33%
Year Ended 9/30/21	(1.47)%		21	0.70%		0.91%		54.43%		36%
Period Ended 9/30/20(d)	5.48	%(b)	11	0.70	%(c)	1.56	%(c)	85.65	%(c)	31%
Class I
Six Months Ended 3/31/23 (Unaudited)	4.11	%(b)	$109,990	0.44	%(c)	2.86	%(c)	0.65	%(c)	18%
Year Ended 9/30/22	(15.05)%		95,006	0.45%		1.70%		0.65%		33%
Year Ended 9/30/21	(1.13)%		77,793	0.45%		1.14%		0.73%		36%
Year Ended 9/30/20	7.18%		21,661	0.45%		1.94%		1.08%		31%
Year Ended 9/30/19	9.27%		6,467	0.45%		2.67%		1.62%		175%
Period Ended 9/30/18(e)	(2.14	)%(b)	2,630	0.45	%(c)	2.29	%(c)	3.82	%(c)	329%
Class R6
Six Months Ended 3/31/23 (Unaudited)	4.14	%(b)	$69,449	0.39	%(c)	2.91	%(c)	0.52	%(c)	18%
Year Ended 9/30/22	(15.01)%		66,391	0.40%		1.69%		0.52%		33%
Year Ended 9/30/21	(1.17)%		81,762	0.40%		1.14%		0.62%		36%
Year Ended 9/30/20	7.33%		16,113	0.40%		2.06%		0.97%		31%
Year Ended 9/30/19	9.33%		17,158	0.40%		2.73%		1.52%		175%
Period Ended 9/30/18(e)	(2.10	)%(b)	2,447	0.40	%(c)	2.33	%(c)	3.70	%(c)	329%
Class Y
Six Months Ended 3/31/23 (Unaudited)	4.14	%(b)	$53,424	0.39	%(c)	2.91	%(c)	0.52	%(c)	18%
Year Ended 9/30/22	(15.11)%		51,307	0.40%		1.70%		0.50%		33%
Period Ended 9/30/21(f)	0.90	%(b)	60,373	0.40	%(c)	0.99	%(c)	0.59	%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

53

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(e)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

(f)	For the period from April 12, 2021 (commencement of operations) to September 30, 2021.

See Notes to the Financial Statements.

54

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 24 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their

55

NOTES TO FINANCIAL STATEMENTS

internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

56

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

57

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2023 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$14,052,456	$—	$14,052,456
U.S. Government Agency Backed Mortgages	—	684,602,306	—	684,602,306
U.S. Government Agency Obligations	—	41,818,938	—	41,818,938
Investment Company	12,843,698	—	—	12,843,698
Corporate Bond	—	189,768	—	189,768
Other Financial Instruments*
Financial futures contracts	658,139	—	—	658,139

Total Assets	$13,501,837	$740,663,468	$—	$754,165,305

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(2,951)	$—	$—	$(2,951)

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	46,718,066	—	46,718,066
U.S. Government Agency Obligations	—	15,433,179	—	15,433,179
U.S. Government Agency Backed Mortgages	—	63,932,296	—	63,932,296
Asset Backed Securities	—	31,824,152	—	31,824,152
Collateralized Mortgage Obligation	—	2,659,131	—	2,659,131
Investment Company	5,720,754	—	—	5,720,754
Corporate Bonds	—	72,981,381	—	72,981,381
Other Financial Instruments*
Financial futures contracts	788,592	—	—	788,592

Total Assets	$6,509,346	$233,548,205	$—	$240,057,551

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(101,382)	$—	$—	$(101,382)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

58

NOTES TO FINANCIAL STATEMENTS

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2023 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the

59

NOTES TO FINANCIAL STATEMENTS

value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2023.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2023.

Fair Values of Derivative Financial Instrument as of March 31, 2023(1)
Statement of Assets and Liabilities Location
Asset Derivatives

	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$658,139	$788,592

Total	$658,139	$788,592

Liability Derivatives

	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$2,951	$101,382

Total	$2,951	$101,382

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NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2023 is as follows:

	Access Capital
Derivative Instruments	Community	Impact
Categorized by Risk Exposure	Investment Fund	Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(2,636,381)	$(1,173,127)

Total	$(2,636,381)	$(1,173,127)

	Access Capital
Derivative Instruments	Community	Impact
Categorized by Risk Exposure	Investment Fund	Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$2,412,418	$1,353,167

Total	$2,412,418	$1,353,167

(1) Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended March 31, 2023, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Access Capital
	Community	Impact
	Investment Fund	Bond Fund
Futures long position (contracts)	260	109
Futures short position (contracts)	113	244

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the

61

NOTES TO FINANCIAL STATEMENTS

Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value			Value
	September 30, 2022	Purchases	Sales	March 31, 2023	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Access Capital Community Investment Fund	$1,836,898	$97,471,655	$86,464,855	$12,843,698	$223,466
Impact Bond Fund	3,439,191	39,657,617	37,376,054	5,720,754	236,962

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

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NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund	0.35%
Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class IS	Class R6	Class Y
	Annual Rate	Annual Rate	Annual Rate	Annual Rate	Annual Rate
Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2024, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2023, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/20	FYE 9/30/21	FYE 9/30/22	FYE 9/30/23	Total
Access Capital Community Investment Fund	$ 0	$ 0	$436,319	$300,792	$737,111
Impact Bond Fund	128,479	243,047	308,395	169,359	849,280

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

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NOTES TO FINANCIAL STATEMENTS

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2023, the amount waived was $8,737 and $8,880 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $84,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the initial launch of the Impact Bond Fund and the subsequent launch of Class A and Class Y shares, the Advisor invested seed capital in the Fund to provide the Fund or share class with its initial investment assets. The table below shows, as of March 31, 2023, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Impact Bond Fund	$233,889,845	6,755,012	25.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

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NOTES TO FINANCIAL STATEMENTS

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2023, there were no fees waived by the Distributor.

For the six months ended March 31, 2023, the Distributor received commissions of $1,751 in front-end sales charges of Class A shares of the Funds, of which none was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2023.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2023 were as follows:

	Purchases	Sales	Purchases	Sales
	(Excl. U.S. Gov’t)	(Excl. U.S. Gov’t)	of U.S. Gov’t.	of U.S. Gov’t.

Access Capital Community Investment Fund	$ 2,030,000	$ 8,922,519	$113,365,956	$76,850,103
Impact Bond Fund	40,989,861	25,174,548	15,126,193	12,844,504

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$277,828	$968,891	$60,793	$1,000,000
Distributions reinvested	112,227	213,449	12,933	7,501
Cost of shares redeemed	(2,083,971)	(3,939,878)	(12,578)	(16,171)

Change in Class A	$(1,693,916)	$(2,757,538)	$61,148	$991,330

Class I
Proceeds from shares issued	$49,311,497	$182,842,481	$21,353,503	$45,194,667
Distributions reinvested	6,053,106	8,763,619	1,433,981	2,193,306
Cost of shares redeemed	(57,824,980)	(137,545,454)	(10,450,160)	(13,421,769)

Change in Class I	$(2,460,377)	$54,060,646	$12,337,324	$33,966,204

Class IS
Proceeds from shares issued	$9,913,633	$44,327,365	$—	$—
Distributions reinvested	815,540	891,594	—	—
Cost of shares redeemed	(8,185,349)	(18,020,573)	—	—

Change in Class IS	$2,543,824	$27,198,386	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$560,919	$3,914,712
Distributions reinvested	—	—	1,003,455	1,982,680
Cost of shares redeemed	—	—	(247,709)	(7,008,693)

Change in Class R6	$—	$—	$1,316,665	$(1,111,301)

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NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Class Y
Distributions reinvested	$—	$—	$775,113	$1,478,137

Change in Class Y	$—	$—	$775,113	$1,478,137

Change in net assets resulting from capital transactions	$(1,610,469)	$78,501,494	$14,490,250	$35,324,370

SHARE TRANSACTIONS:
Class A
Issued	36,157	113,890	7,119	110,619
Reinvested	14,678	25,648	1,522	850
Redeemed	(273,907)	(475,290)	(1,480)	(1,815)

Change in Class A	(223,072)	(335,752)	7,161	109,654

Class I
Issued	6,405,600	21,919,539	2,500,894	4,828,785
Reinvested	791,383	1,056,934	168,296	232,926
Redeemed	(7,600,415)	(16,520,924)	(1,223,495)	(1,442,934)

Change in Class I	(403,432)	6,455,549	1,445,695	3,618,777

Class IS
Issued	1,290,369	5,395,005	—	—
Reinvested	106,654	108,646	—	—
Redeemed	(1,073,566)	(2,207,011)	—	—

Change in Class IS	323,457	3,296,640	—	—

Class R6
Issued	—	—	66,726	412,872
Reinvested	—	—	117,812	208,613
Redeemed	—	—	(29,931)	(777,383)

Change in Class R6	—	—	154,607	(155,898)

Class Y
Reinvested	—	—	91,111	155,748

Change in Class Y	—	—	91,111	155,748

Change in shares resulting from capital transactions	(303,047)	9,416,437	1,698,574	3,728,281

67

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Access Capital Community Investment Fund	$831,297,223	$1,233,202	$(79,023,259)	$(77,790,057)
Impact Bond Fund	263,390,531	373,543	(24,489,790)	(24,116,247)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2022 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Access Capital Community Investment Fund	$14,770,525	$—	$14,770,525	$14,770,525
Impact Bond Fund	4,504,459	1,115,095	5,619,554	5,619,554

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2023.

As of September 30, 2022, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $13,378,499 and a long-term capital loss carryforward of $27,653,509 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The RBC Impact Bond Fund had deferred qualified late-year short-term losses of $3,497,107 and qualified late-year long-term losses of $3,878,322 which will be treated as arising on the first business day of the fiscal year ending September 30, 2023.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for

68

NOTES TO FINANCIAL STATEMENTS

other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 29, 2023. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no borrowings by the Funds during the six months ended March 31, 2023, and no loans outstanding pursuant to this line of credit at March 31, 2023.

9. Significant Risks:

Shareholder concentration risk

As of March 31, 2023, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Access Capital Community Investment Fund	1	16.8%
Impact Bond Fund	1	15.7%

In addition, an unaffiliated shareholder owned 22.8% of the Impact Bond Fund as of March 31, 2023. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

69

NOTES TO FINANCIAL STATEMENTS

Prepayment Risk

The value of some mortgage-backed and asset-backed securities in which a Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

70

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class IS, Class I, Class R6 and Class Y shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares are offered in Access Capital Community Investment Fund and are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class Y

Class Y shares are offered in Impact Bond Fund for institutional investors that hold shares through an account held directly with the Fund and meet the $5,000,000 minimum requirement for initial investment. This share class does not have an upfront sales charge (load) or a 12b-1 distribution and servicing fee.

71

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22–3/31/23	Annualized Expense Ratio During Period 10/1/22–3/31/23
Access Capital Community Investment Fund
	Class A	$1,000.00	$1,037.70	$4.11	0.80%
	Class I	1,000.00	1,039.60	2.31	0.45%
	Class IS	1,000.00	1,039.80	2.06	0.40%
Impact Bond Fund
	Class A	1,000.00	1,039.90	3.55	0.69%
	Class I	1,000.00	1,041.10	2.26	0.44%
	Class R6	1,000.00	1,041.10	2.01	0.39%
	Class Y	1,000.00	1,041.40	2.01	0.39%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

72

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22-3/31/23	Annualized Expense Ratio During Period 10/1/22-3/31/23
Access Capital Community Investment Fund
	Class A	$1,000.00	$1,021.17	$4.08	0.80%
	Class I	1,000.00	1,022.94	2.29	0.45%
	Class IS	1,000.00	1,023.19	2.04	0.40%
Impact Bond Fund
	Class A	1,000.00	1,021.73	3.52	0.69%
	Class I	1,000.00	1,022.99	2.24	0.44%
	Class R6	1,000.00	1,023.24	1.99	0.39%
	Class Y	1,000.00	1,023.24	1.99	0.39%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

73

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program for the RBC Funds established in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). RBC Global Asset Management (U.S.) Inc. (“RBC GAM”), the investment adviser to each Fund, serves as the Program Administrator and administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee.

RBC GAM, as Program Administrator, provided the Board with a report addressing the operation of the Program during the year ending December 31, 2022 and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum and any material changes to the Program.

I. Key Conclusions of the Report

During the review period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund, and no Fund was required to set a highly liquid investments minimum. There were no material changes to the Program implemented during the review period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the review period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and provided quarterly reports to the Board throughout the review period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors, as applicable:

a.  Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b.  Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c.  Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the review period.

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the review period.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

74

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the review period, four new RBC Funds were launched. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns.

C. Portfolio Holdings Classifications

During the review period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the review period, the Funds also classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the review period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the review period.

Classification Review. As required by the Liquidity Rule, the Program Administrator reviewed the Funds’ liquidity classifications on a monthly basis as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. Due to the Russian-Ukrainian conflict, there were widespread sanctions against Russian-affiliated assets resulting in affected Russian holdings being classified as illiquid. During the review period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. Highly Liquid Investments Minimum

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and, with one exception, each Fund qualified as a PHLF on an ongoing basis during the review period as described in the Report. The newly launched RBC International Small Cap Equity Fund did not initially qualify as a PHLF, however, it was expected to meet the relevant threshold as soon as its access to all the relevant trading markets had been completed. Accordingly, a highly liquid investments minimum was not required for any Fund during the review period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the

75

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

“15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the review period did any Fund breach the 15% limit.

F. Redemptions in Kind

There were no planned redemptions in-kind effected during the review period.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

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80

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2023.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-23

RBC Global Asset Management Semi-Annual Report For the six months ended March 31, 2023 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund RBC BlueBay Strategic Income Fund RBC

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of Contents	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC BlueBay Emerging Market Debt Fund	6
	- RBC BlueBay High Yield Bond Fund	8
	- RBC BlueBay Core Plus Bond Fund	9
	- RBC BlueBay Strategic Income Fund	11
	Schedules of Portfolio Investments	13
	Financial Statements
	- Statements of Assets and Liabilities	55
	- Statements of Operations	58
	- Statements of Changes in Net Assets	60
	Financial Highlights	64
	Notes to Financial Statements	73
	Share Class Information	99
	Supplemental Information	100
	Statement Regarding Liquidity Risk Management Program (Unaudited)	102

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to each of the Funds and BlueBay Asset Management LLP (“BlueBay”) serves as investment sub-advisor to RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. The sub-advisor is responsible for the overall management of the portfolios of RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

RBC BlueBay Emerging Market Debt Fund

Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina is Head of Emerging Markets and Senior Portfolio Manager at BlueBay. Polina started her career in emerging markets after the Russian financial crisis in 1988 and has, since then, gained expertise across a broad range of emerging market financial assets. Polina joined BlueBay in July 2005 from UBS where she was a credit analyst in EM corporate research. Her role encompassed coverage of EM issuers as well as research support for primary issuance of corporate debt. Prior to this, Polina was with Alliance Capital where she was an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at the firm. She started her career in a macro research boutique in Russia. Polina holds an MSc (Hons) in Finance from the people’s Friendship University of Russia, Moscow and is a CFA charterholder.

RBC BlueBay High Yield Bond Fund

Justin Jewell

Partner, Head of European High Yield Senior Portfolio Manager

Justin is Co-Head of BlueBay’s Global Leveraged Finance Long-Only Strategies and a senior portfolio manager within the Global Leveraged Finance Group. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He started his career at UBS in 2002 where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin has a BSc in Economics from the London School of Economics.

Andrzej Skiba, CFA

Head of U.S. Fixed Income, Senior Portfolio Manager

Andrzej Skiba joined BlueBay in February 2005 and, following the alignment of BlueBay’s U.S. business with RBC GAM-US in November 2021, is responsible for the U.S. fixed income investment team based in Minneapolis (MN) and Stamford (CT). In 2013, Andrzej moved to the U.S. from London to oversee the buildout of global investment grade capability. This followed a period from 2009, where he was a portfolio manager responsible for corporate investments within BlueBay’s investment grade strategies. Andrzej spent his first four years at BlueBay as a credit analyst covering the TMT, utilities and retail sectors for the Investment Grade team. Prior to BlueBay, Andrzej worked for Goldman Sachs as a credit analyst covering European investment grade telecom, media and utility sectors. Andrzej holds a BSc (Hons) in Management and International Business Economics from UMIST and is a CFA charterholder.

PORTFOLIO MANAGERS

Tim Leary

Senior Portfolio Manager

Tim joined BlueBay in January 2012 and is a Senior Portfolio Manager across several global leveraged finance and ESG strategies based in the Stamford, Connecticut, office. Tim joined BlueBay as Head of Trading, North America within the Global Leveraged Finance Group based in the Stamford, Connecticut, office before being promoted to portfolio manager in January 2017. Prior to joining BlueBay, he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before that, Tim spent three years as an analyst on the leveraged loan trading desk at Bear Stearns & Co. Tim holds a BS in Business Administration with Finance concentration from Fordham University.

RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund

Andrzej Skiba, CFA

Head of U.S. Fixed Income, Senior Portfolio Manager

Andrzej Skiba joined BlueBay in February 2005 and, following the alignment of BlueBay’s U.S. business with RBC GAM-US in November 2021, is responsible for the U.S. fixed income investment team based in Minneapolis (MN) and Stamford (CT). In 2013, Andrzej moved to the U.S. from London to oversee the buildout of global investment grade capability. This followed a period from 2009, where he was a portfolio manager responsible for corporate investments within BlueBay’s investment grade strategies. Andrzej spent his first four years at BlueBay as a credit analyst covering the TMT, utilities and retail sectors for the Investment Grade team. Prior to BlueBay, Andrzej worked for Goldman Sachs as a credit analyst covering European investment grade telecom, media and utility sectors. Andrzej holds a BSc (Hons) in Management and International Business Economics from UMIST and is a CFA charterholder.

Brian Svendahl, CFA

Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brandon T. Swensen, CFA

Senior Portfolio Manager

Brandon is a senior portfolio manager within the RBC GAM-US fixed income team. In addition to co-leading the fixed income group based in Minneapolis, he is a portfolio manager for several cash management and core solutions. Brandon joined the RBC GAM-US Mortgage and Government team in 2000, having earlier held positions as a research analyst covering asset-backed securities and credit, and as a financial analyst. Brandon began his career in

PORTFOLIO MANAGERS

the investment industry in 1998. He earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	10 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of March 31, 2023 (Unaudited)

RBC BlueBay Emerging Market Debt Fund
Class A
- Including Max Sales Charge of 4.25%	(12.41)%	(1.27)%	(0.40)%	0.72%
- At Net Asset Value	(8.57)%	(0.41)%	0.03%	1.10%	1.04%	17.51%
Class I
- At Net Asset Value	(8.32)%	(0.13)%	0.28%	1.35%	0.79%	1.65%
Class R6
- At Net Asset Value	(8.28)%	(0.08)%	0.35%	1.43%	0.74%	31.35%

JPM EMBI Global Diversified Index(d)	(6.92)%	(0.60)%	2.01%	3.12%
RBC BlueBay High Yield Bond Fund
Class A
- Including Max Sales Charge of 4.25%	(7.01)%	3.18%	3.73%	4.88%
- At Net Asset Value	(2.90)%	4.08%	4.18%	5.27%	0.82%	1.16%
Class I
- At Net Asset Value	(2.63)%	4.34%	4.47%	5.56%	0.57%	0.82%

ICE BofA US High Yield Index(d)	(3.56)%	3.06%	4.03%	5.37%
RBC BlueBay Core Plus Bond Fund(e)
Class A
- Including Max Sales Charge of 3.75%	(9.41)%	N/A	N/A	(11.05)%
- At Net Asset Value	(5.43)%	N/A	N/A	(8.30)%	0.70%	1.51%
Class I
- At Net Asset Value	(5.15)%	N/A	N/A	(8.06)%	0.45%	1.15%
Class R6
- At Net Asset Value	(5.10)%	N/A	N/A	(8.02)%	0.40%	1.19%

Bloomberg US Aggregate Bond Index(d)	(4.78)%	N/A	N/A	(7.41)%
RBC BlueBay Strategic Income Fund(f)
Class A
- Including Max Sales Charge of 3.75%	(2.31)%	N/A	N/A	(2.56)%
- At Net Asset Value	2.07%	N/A	N/A	0.46%	0.89%	1.63%
Class I
- At Net Asset Value	2.39%	N/A	N/A	0.74%	0.64%	1.29%
Class R6
- At Net Asset Value	2.44%	N/A	N/A	0.78%	0.59%	1.33%

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index(d)	2.39%	N/A	N/A	1.65%
Bloomberg US Aggregate Bond Index	(4.78)%	N/A	N/A	(7.41)%

Parentheses indicate negative performance returns.

PERFORMANCE SUMMARY (UNAUDITED)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

For BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund, the inception date (commencement of operations) is November 27, 2013 for Class A shares, November 30, 2011 for Class I shares, and December 27, 2016 for Class R6 shares of BlueBay Emerging Market Debt Fund.

The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class A shares and Class R6 shares, respectively.

(b)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 27, 2023, and reflect actual expenses for the most recent fiscal year ended September 30, 2022.

(c)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses to the levels disclosed in the Funds’ prospectus until January 31, 2024.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but does not include sales fees or operating expenses. You cannot invest directly in indices.

(e)	The inception date for the RBC BlueBay Core Plus Bond Fund is November 1, 2021.

(f)	The inception date for the RBC BlueBay Strategic Income Fund is November 1, 2021.

JPM EMBI Global Diversified Index is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

The ICE BofA US High Yield Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Emerging Market Debt Fund

Investment Objective	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Benchmark	JPM EMBI Global Diversified Index
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five Industries (as of 3/31/23) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 1.89% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of Fund’s net assets)	Oman Government International Bond, 6.75%, 1/17/48	2.66%	Uruguay Government International Bond, 4.98%, 4/20/55	1.49%
	Petroleos Mexicanos, 5.63%, 1/23/46	2.10%	Turkey Government International Bond, 4.88%, 4/16/43	1.49%
	Turkey Government International Bond, 5.75%, 5/11/47	1.90%	Colombia Government International Bond, 8.00%, 4/20/33	1.45%
	Mexico Government International Bond, 3.77%, 5/24/61	1.87%	Ecuador Government International Bond, 2.50%, 7/31/35	1.41%
	Argentine Republic Government International Bond, 3.50%, 7/9/41	1.70%
	Dominican Republic International Bond, 5.50%, 1/27/25	1.52%

	*A listing of all portfolio holdings can be found beginning on page 13
Growth of $1,000,000 Initial Investment over 10 Years

FUND STATISTICS (UNAUDITED)
RBC BlueBay Emerging Market Debt Fund

The graph reflects an initial hypothetical investment of $1,000,000 over the 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay High Yield Bond Fund

Investment Objective	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Benchmark	ICE BofA US High Yield Index
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five Industries (as of 3/31/23) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 2.76% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of Fund’s net assets)	U.S. Treasury Bill, 4.60%, 8/17/23	2.93%	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31	1.09%
	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31	1.29%	TEGNA, Inc., 5.00%, 9/15/29	1.05%
	Banijay Entertainment SASU, 5.38%, 3/1/25	1.24%	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	1.05%
	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28	1.23%	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	1.04%
	Hanesbrands, Inc., 9.00%, 2/15/31	1.18%
	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	1.09%

	*A listing of all portfolio holdings can be found beginning on page 25
Growth of $1,000,000 Initial Investment Over 10 Years

	The graph reflects an initial hypothetical investment of $ 1,000,000 over the ten year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)

RBC BlueBay Core Plus Bond Fund

The Fund seeks to provide total return.				Investment Objective Benchmark
Bloomberg US Aggregate Bond Index

*Includes U.S. dollar denominated cash equivalent investments representing 1.64% of investments.				Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five Industries (as of 3/31/23) (% of Fund’s net assets)

Fannie Mae, 2.00%, 4/15/53	7.07%	Fannie Mae, (TBA), 3.00%, 4/1/53	1.46%	Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of Fund’s net assets)
Fannie Mae, 2.50%, 4/15/53	5.82%	Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.45%, 4/10/46	1.34%
U.S. Treasury Bill- When Issued, 4.30%, 4/18/23	4.94%
Freddie Mac, Pool #QE6931, 4.50%, 7/1/52	1.98%	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65	1.31%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.92%
Fannie Mae, (TBA), 3.50%, 4/15/53	1.83%
Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.65%, 4/25/29	1.55%
*A listing of all portfolio holdings can be found beginning on page 33
				Growth of $1,000,000 Initial Investment Since Inception (11/01/21)

FUND STATISTICS (UNAUDITED)

RBC BlueBay Core Plus Bond Fund

The graph reflects an initial hypothetical investment of $1,000,000 over theperiod from November 1, 2021 (commencement of operations) to March 31, 2023 and is based on Class I shares. The Fund’s total return includesreinvested dividends and capital gains. The Fund’s total return also includesoperating expenses that reduce return, while the total return of the indexdoes not. The graph does not reflect the deduction of taxes that a shareholderwould pay on fund distributions or redemption of fund shares. Performance ofother classes will vary due to differences in fee structures. This chart does notimply any future performance.

FUND STATISTICS (UNAUDITED)

RBC BlueBay Strategic Income Fund
The Fund seeks to provide total return (capital appreciation and income).				Investment Objective Benchmark
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index Bloomberg US Aggregate Bond Index

*Includes U.S. dollar denominated cash equivalent investments representing 4.42% of investments.				Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five Industries (as of 3/31/23) (% of Fund’s net assets)

U.S. Treasury Bill, 4.81%, 6/22/23	10.00%	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 7.01%, 12/1/27	1.17%	Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of Fund’s net assets)
U.S. Treasury Notes, 4.13%, 1/31/25	4.75%	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 2.23%, 4/25/65	1.15%
Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.65%, 4/25/29	1.36%	Athene Global Funding, (Secured Overnight Financing Average Index + 0.700%), 5.46%, 5/24/24	1.05%
		Credit Suisse Group AG, 6.54%, 8/12/33	1.04%
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 6.64%, 6/21/26	1.19%	Triton Container International Ltd., 1.15%, 6/7/24	1.00%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.45%, 4/10/46	1.18%
*A listing of all portfolio holdings can be found beginning on page 44
				Growth of $1,000,000 Initial Investment Since Inception (11/01/21)

FUND STATISTICS (UNAUDITED)

RBC BlueBay Strategic Income Fund

The graph reflects an initial hypothetical investment of $1,000,000 over the period from November 1, 2021 (commencement of operations) to March 31, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2023 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 74.77%
Angola — 1.29%
$ 260,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$230,220
280,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	237,648

		467,868

Argentina — 2.92%
205,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	57,915
827,095	Argentine Republic Government International Bond, 1.50%, 7/9/35	215,855
2,185,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	614,505
475,000	Provincia de Buenos Aires/Government Bonds, EMTN, 5.25%, 9/1/37(a)	168,660

		1,056,935

Armenia — 0.56%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25(a)	202,875

Bahrain — 0.43%
200,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	155,538

Brazil — 0.48%
235,000	Brazilian Government International Bond, 4.75%, 1/14/50	174,101

Chile — 3.02%
315,000(b)	Chile Government International Bond, 1.25%, 1/22/51	182,732
200,000	Chile Government International Bond, 2.75%, 1/31/27	188,802
508,000	Chile Government International Bond, 3.10%, 5/7/41	382,795
200,000	Chile Government International Bond, 4.00%, 1/31/52	162,879
200,000	Chile Government International Bond, 4.34%, 3/7/42	177,069

		1,094,277

Colombia — 4.59%
410,000	Colombia Government International Bond, 3.25%, 4/22/32	306,222
200,000	Colombia Government International Bond, 3.88%, 2/15/61	116,064
255,000	Colombia Government International Bond, 4.13%, 5/15/51	157,960
460,000	Colombia Government International Bond, 5.00%, 6/15/45	323,135
240,000	Colombia Government International Bond, 7.50%, 2/2/34	235,876
510,000	Colombia Government International Bond, 8.00%, 4/20/33	524,212

		1,663,469

Costa Rica — 0.55%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(c)	200,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Dominican Republic — 3.31%
$ 556,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	$550,483
620,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	475,125
170,000	Dominican Republic International Bond, 7.05%, 2/3/31(c)	171,792

		1,197,400

Ecuador — 1.41%
1,534,779	Ecuador Government International Bond, 2.50%, 7/31/35(a)	509,222

Egypt — 1.78%
211,000	Egypt Government International Bond, GMTN, 6.59%, 2/21/28(a)	147,859
400,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	217,418
500,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	278,051

		643,328

El Salvador — 0.80%
313,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	169,041
255,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	120,758

		289,799

Georgia — 0.49%
200,000	Georgia Government International Bond, 2.75%, 4/22/26(a)	178,060

Ghana — 0.20%
215,000	Ghana Government International Bond, 8.95%, 3/26/51(a)	73,079

Guatemala — 1.13%
490,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	409,290

Hungary — 0.75%
440,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	271,455

Indonesia — 2.86%
250,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	197,622
600,000	Indonesia Government International Bond, 3.35%, 3/12/71	416,630
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	219,977
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(a)	201,308

		1,035,537

Iraq — 0.81%
312,500	Iraq International Bond, 5.80%, 1/15/28(a)	292,102

Jordan — 0.47%
200,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	168,763

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Kazakhstan — 0.74%
$ 300,000	Kazakhstan Government International Bond, 4.88%, 10/14/44(a)	$268,402

Lebanon — 0.34%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(d)	2,477
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(d)	11,086
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(d)	5,716
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(d)	17,173
930,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(d)	62,147
366,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(d)	23,912
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(d)	334

		122,845

Macedonia — 0.54%
180,000(b)	North Macedonia Government International Bond, 6.96%, 3/13/27(c)	195,775

Mexico — 4.07%
1,000,000	Mexico Government International Bond, 3.77%, 5/24/61	677,225
200,000	Mexico Government International Bond, 4.40%, 2/12/52	156,443
200,000	Mexico Government International Bond, 4.88%, 5/19/33	191,756
200,000	Mexico Government International Bond, 5.40%, 2/9/28	206,116
230,000	Mexico Government International Bond, 6.35%, 2/9/35	244,488

		1,476,028

Morocco — 0.56%
200,000	Morocco Government International Bond, 5.95%, 3/8/28(c)	204,266

Nigeria — 2.91%
500,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	390,172
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	141,999
220,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	140,832
242,000	Nigeria Government International Bond, 7.70%, 2/23/38(a)	163,037
289,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	218,746

		1,054,786

Oman — 5.63%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	195,759

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 200,000	Oman Government International Bond, EMTN, 4.88%, 2/1/25(a)	$197,588
465,000	Oman Government International Bond, 6.75%, 10/28/27(a)	486,682
1,015,000	Oman Government International Bond, 6.75%, 1/17/48(a)	962,595
200,000	Oman Government International Bond, 7.00%, 1/25/51(a)	195,240

		2,037,864

Pakistan — 1.10%
290,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	106,386
600,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	212,310
200,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	78,538

		397,234

Panama — 2.49%
615,000	Panama Government International Bond, 3.87%, 7/23/60	403,796
280,000	Panama Government International Bond, 6.40%, 2/14/35	292,428
200,000	Panama Government International Bond, 6.85%, 3/28/54	204,500

		900,724

Paraguay — 1.84%
500,000	Paraguay Government International Bond, 2.74%, 1/29/33(a)	403,492
305,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	263,994

		667,486

Philippines — 2.57%
400,000	Philippine Government International Bond, 2.95%, 5/5/45	289,345
200,000	Philippine Government International Bond, 5.00%, 7/17/33	203,786
200,000	Philippine Government International Bond, 5.50%, 1/17/48	204,624
220,000	Philippine Government International Bond, 5.61%, 4/13/33	234,704

		932,459

Poland — 1.76%
200,000(b)	Republic of Poland Government International Bond, EMTN, 4.25%, 2/14/43(a)	210,668
210,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	213,108
200,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	213,307

		637,083

Qatar — 1.24%
484,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	448,796

Romania — 2.37%
95,000(b)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	69,992
245,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	153,245
460,000(b)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	292,720

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

252,000(b)	Romanian Government International Bond, EMTN, 3.38%, 2/8/38(a)	$189,472
237,000(b)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	154,683

		860,112

Serbia — 1.07%
285,000(b)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	185,890
$ 200,000	Serbia International Bond, 6.25%, 5/26/28(c)	202,293

		388,183

South Africa — 2.67%
400,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	359,693
400,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	277,470
200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	148,568
200,000	Republic of South Africa Government International Bond, 5.88%, 4/20/32	182,125

		967,856

Sri Lanka — 0.40%
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	144,411

Tunisia — 1.26%
200,000(b)	Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23(a)	186,028
344,000(b)	Tunisian Republic, 5.63%, 2/17/24(a)	272,156

		458,184

Turkey — 4.79%
810,000	Turkey Government International Bond, 4.88%, 4/16/43	538,847
965,000	Turkey Government International Bond, 5.75%, 5/11/47	687,565
500,000	Turkey Government International Bond, 9.38%, 1/19/33	508,965

		1,735,377

Ukraine — 1.06%
370,000	Ukraine Government International Bond, (N/A + 0.000%), 0.00%, 8/1/41(a),(e),(f)	99,939
1,193,000	Ukraine Government International Bond, 7.38%, 9/25/34(a)	207,491
175,000	Ukraine Government International Bond, 7.75%, 9/1/26(a)	32,288
230,000	Ukraine Government International Bond, 7.75%, 9/1/28(a)	43,166

		382,884

United Arab Emirates — 3.03%
277,000	Abu Dhabi Government International Bond, EMTN, 2.70%, 9/2/70(a)	173,938
360,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	269,998

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 515,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	$327,063
320,000	Finance Department Government of Sharjah, 6.50%, 11/23/32(c)	325,826

		1,096,825

Uruguay — 1.49%
547,599	Uruguay Government International Bond, 4.98%, 4/20/55	539,399

Uzbekistan — 2.30%
200,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	161,108
340,000	Republic of Uzbekistan International Bond, EMTN, 4.75%, 2/20/24(a)	334,479
425,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	338,775

		834,362

Venezuela — 0.08%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(d)	5,950
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(d)	7,380
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(d)	17,000

		30,330

Zambia — 0.61%
305,000	Zambia Government International Bond, 5.38%, 9/23/23(a)	130,673
200,000	Zambia Government International Bond, 8.97%, 7/30/27(a)	89,757

		220,430

Total Foreign Government Bonds		27,085,599

(Cost $29,815,473)

Corporate Bonds — 20.81%
Argentina — 1.47%
87,500	YPF SA, 8.50%, 3/23/25(a)	81,736
210,000	YPF SA, 8.50%, 7/28/25(a)	185,797
177,800	YPF SA, 8.75%, 4/4/24(a)	172,709
96,923	YPF SA, 9.00%, 2/12/26(a)	93,973

		534,215

Brazil — 0.87%
342,600	MV24 Capital BV, 6.75%, 6/1/34(a)	313,822

Chile — 1.04%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(c)	202,184
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	174,050

		376,234

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Colombia — 1.49%
$ 255,000	Ecopetrol SA, 5.88%, 5/28/45	$177,066
285,000	Ecopetrol SA, 5.88%, 11/2/51	191,935
170,000	Ecopetrol SA, 8.88%, 1/13/33	171,700

		540,701

Mexico — 5.91%
280,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	251,159
490,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	378,923
1,277,000	Petroleos Mexicanos, 5.63%, 1/23/46	759,176
524,000	Petroleos Mexicanos, 6.35%, 2/12/48	326,138
285,000	Petroleos Mexicanos, GMTN, 8.75%, 6/2/29	265,426
170,000	Petroleos Mexicanos, 10.00%, 2/7/33(c)	161,925

		2,142,747

Oman — 1.26%
275,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	262,482
200,000	Oryx Funding Ltd., 5.80%, 2/3/31(a)	192,598

		455,080

Paraguay — 0.82%
180,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(g)	113,415
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	183,822

		297,237

Peru — 0.95%
400,000	InRetail Consumer, 3.25%, 3/22/28(a)	345,420

Qatar — 0.89%
200,000	Qatar Energy, 3.13%, 7/12/41(a)	157,032
220,000	Qatar Energy, 3.30%, 7/12/51(a)	165,234

		322,266

Saudi Arabia — 2.48%
240,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(c)	247,029
340,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(c)	358,428
280,000	TMS Issuer Sarl, 5.78%, 8/23/32(c)	291,757

		897,214

South Africa — 0.41%
150,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	147,484

United Arab Emirates — 3.03%
300,000	DP World Salaam, 6.00%, (a),(h),(i)	298,635
206,694	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	178,402
504,370	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	409,590
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	212,764

		1,099,391

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Venezuela — 0.19%
$ 173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(d)	$7,777
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(d)	60,450

		68,227

Total Corporate Bonds		7,540,038

(Cost $8,158,142)

Shares
Municipal Bond — 0.55%
Turkey — 0.55%
200,000	Istanbul Metropolitan Municipality(a)	199,749

Total Municipal Bond		199,749

(Cost $194,833)

Investment Company — 1.86%
672,520	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	672,520

Total Investment Company		672,520

(Cost $672,520)

Total Investments		$35,497,906
(Cost $38,840,968) — 97.99%

Other assets in excess of liabilities — 2.01%		729,463

NET ASSETS — 100.00%		$36,227,369

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Principal amount denoted in Euros.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Floating rate note. Rate shown is as of report date.

(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(h)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(i)	Perpetual security with no stated maturity date.

(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Foreign currency exchange contracts as of March 31, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	162,009,482	USD	32,467	Citibank N.A.	4/19/23	$2,185
COP	135,532,973	USD	27,192	Citibank N.A.	4/19/23	1,797
COP	135,455,426	USD	27,192	Citibank N.A.	4/19/23	1,781
COP	814,395,256	USD	163,150	Citibank N.A.	4/19/23	11,039
CZK	3,244,427	EUR	135,767	Citibank N.A.	4/19/23	1,190
EUR	215,000	USD	232,780	Citibank N.A.	4/19/23	635
EUR	298,001	USD	320,000	Citibank N.A.	4/19/23	3,526
EUR	410,000	USD	438,298	Citibank N.A.	4/19/23	6,820
HUF	261,934,452	EUR	635,023	Citibank N.A.	4/19/23	26,764
ILS	637,318	USD	176,748	Citibank N.A.	4/19/23	559
ILS	661,195	USD	183,252	Citibank N.A.	4/19/23	699
INR	29,705,760	USD	360,000	Citibank N.A.	4/19/23	1,092
INR	29,740,500	USD	360,000	Citibank N.A.	4/19/23	1,515
JPY	24,148,316	USD	181,206	Citibank N.A.	4/19/23	1,233
MXN	6,657,336	USD	360,000	Citibank N.A.	4/19/23	8,074
MYR	1,590,300	USD	360,000	HSBC Bank Plc	4/19/23	1,225
USD	2,127,590	EUR	1,956,208	Citibank N.A.	4/19/23	3,824
USD	370,000	THB	12,291,141	Citibank N.A.	4/19/23	9,790
USD	200,000	THB	6,535,860	Citibank N.A.	4/19/23	8,457

						$92,205

EUR	93,273	CZK	2,243,056	Citibank N.A.	4/19/23	$(1,143)
EUR	161,227	CZK	3,872,259	Citibank N.A.	4/19/23	(1,862)
EUR	378,916	CZK	9,118,291	Citibank N.A.	4/19/23	(4,784)
EUR	97,936	CZK	2,352,298	Citibank N.A.	4/19/23	(1,133)
EUR	676	HUF	270,006	Citibank N.A.	4/19/23	(16)
EUR	396,334	HUF	157,035,450	Citibank N.A.	4/19/23	(7,565)
EUR	113,941	HUF	45,167,391	Citibank N.A.	4/19/23	(2,206)
EUR	149,725	HUF	59,461,605	Citibank N.A.	4/19/23	(3,053)
THB	5,820,064	USD	177,005	Citibank N.A.	4/19/23	(6,439)
THB	7,566,083	USD	229,590	Citibank N.A.	4/19/23	(7,855)
THB	305,305	USD	9,083	Citibank N.A.	4/19/23	(136)
THB	5,135,549	USD	157,242	Citibank N.A.	4/19/23	(6,737)
USD	110,707	COP	523,975,994	Citibank N.A.	4/19/23	(1,365)
USD	110,707	COP	522,536,757	Citibank N.A.	4/19/23	(1,057)
USD	58,586	COP	276,995,128	Citibank N.A.	4/19/23	(659)
USD	291,965	EUR	275,000	Citibank N.A.	4/19/23	(6,590)
USD	386,540	EUR	360,000	Citibank N.A.	4/19/23	(4,296)
USD	650,336	EUR	600,014	Citibank N.A.	4/19/23	(1,071)
USD	357,695	ILS	1,298,513	Citibank N.A.	4/19/23	(3,563)
USD	64,948	MXN	1,186,794	Citibank N.A.	4/19/23	(668)
USD	103,474	MXN	1,889,950	Citibank N.A.	4/19/23	(1,019)
USD	95,176	MXN	1,740,526	Citibank N.A.	4/19/23	(1,055)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	96,402	MXN	1,762,141	Citibank N.A.	4/19/23	$(1,024)
USD	361,213	PHP	19,853,120	Citibank N.A.	4/19/23	(4,309)

						$(69,605)

Total						$22,600

Financial futures contracts as of March 31, 2023:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	5	June 2023	$(26,115)	EUR	$736,592	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	9	June 2023	(34,580)	USD	1,090,266	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	1	June 2023	(5,506)	USD	141,125	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	4	June 2023	(12,319)	EUR	511,363	Morgan Stanley & Co. LLC

Total			$(78,520)

Credit default swaps buy protection as of March 31, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	6/20/24	USD	1,886	$75,236	$(21,426)	$53,810
1.00%	ICE - CDX EM S38 DEC-27	Quarterly	Morgan Stanley & Co. LLC	12/20/27	EUR	1,600	21,608	(28,024)	(6,416)

Total							$96,844	$(49,450)	$47,394

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Credit default swaps sell protection as of March 31, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value
1.00%	ICE - CDX EM S39 JUN-28	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	402	$(7,016)	$1,573	$(5,444)
1.00%	ICE - CDX EM S39 JUN-28	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	313	(5,393)	1,155	(4,238)
1.00%	ICE - CDX EM S39 JUN-28	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	885	(15,248)	3,264	(11,984)

Total							$(27,657)	$5,992	$(21,666)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

COP - Colombian Peso

CZK - Czech Koruna

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

HUF - Hungarian Forint

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

THB - Thai Baht

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	74.77%
Energy	13.04%
Industrial	2.71%
Utilities	1.63%
Consumer, Cyclical	0.95%
Consumer, Non-cyclical	0.82%
Financial	0.59%
Basic Materials	0.56%
Municipal Bond	0.55%
Communications	0.51%
Other*	3.87%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 91.34%
Australia — 1.52%
$2,550,000	FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	$2,471,426
1,463,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	1,498,844
1,030,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	1,052,969
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	21,676
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	147,609

		5,192,524

Bermuda — 0.68%
2,504,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	2,325,181

Canada — 4.67%
2,133,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	1,967,373
1,716,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,672,474
232,000	Bombardier, Inc., 7.50%, 3/15/25(a)	232,290
1,805,000	Bombardier, Inc., 7.50%, 2/1/29(a)	1,836,588
499,000	Bombardier, Inc., 7.88%, 4/15/27(a)	504,389
4,115,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	3,538,900
1,813,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	1,660,378
1,275,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	1,109,795
1,734,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,523,007
1,841,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(a)	1,895,709

		15,940,903

Cayman Islands — 0.96%
3,633,804	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	3,287,330

France — 3.25%
1,150,000	Altice France SA, 5.13%, 7/15/29(a)	869,149
397,000	Altice France SA/France, 8.13%, 2/1/27(a)	364,247
4,328,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	4,230,620
1,117,000	BNP Paribas SA, 7.75%, (a),(d),(e)	1,065,702
2,354,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	2,254,517
2,431,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,306,768

		11,091,003

Germany — 2.45%
2,197,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,959,713
2,000,000	Commerzbank AG, 7.00%, (d),(e),(f)	1,687,120
2,055,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	1,841,097

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$1,432,904	IHO Verwaltungs GmbH, PIK, 6.00%, 5/15/27(a)	$1,307,525
1,575,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	1,548,183

		8,343,638

India — 0.34%
1,314,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	1,164,861

Italy — 1.13%
2,320,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,099,020
1,962,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	1,740,911

		3,839,931

Luxembourg — 0.99%
1,823,000	Altice Financing SA, 5.00%, 1/15/28(a)	1,481,187
2,403,000	Altice Financing SA, 5.75%, 8/15/29(a)	1,910,385

		3,391,572

Mexico — 0.36%
1,539,000	Banco Mercantil del Norte SA, 6.63%, (d),(e),(f)	1,233,765

Netherlands — 0.26%
1,000,000	UPC Holding BV, 5.50%, 1/15/28(a)	892,722

Puerto Rico — 0.68%
2,344,000	Popular, Inc., 7.25%, 3/13/28	2,308,367

United Arab Emirates — 0.83%
2,922,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	2,844,908

United Kingdom — 2.51%
719,000	Barclays Plc, 8.00%, (d),(e)	634,618
1,000,000	Jaguar Land Rover Automotive Plc, 4.50%, 10/1/27(a)	826,755
1,000,000	Jaguar Land Rover Automotive Plc, 5.50%, 7/15/29(a)	785,000
1,446,000	Jaguar Land Rover Automotive Plc, 5.88%, 1/15/28(a)	1,233,483
4,053,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	3,469,246
2,056,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	1,611,041

		8,560,143

United States — 70.71%
2,400,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	2,313,000
1,735,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	1,792,342
914,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	815,625
1,500,000	Akumin Escrow, Inc., 7.50%, 8/1/28(a)	1,055,625
650,000	Akumin, Inc., 7.00%, 11/1/25(a)	511,736
1,222,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	1,063,245

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$2,418,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	$2,500,576
1,734,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	1,712,022
1,157,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,065,425
1,333,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,168,506
780,000	ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(a)	623,425
2,005,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	1,570,693
3,124,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	3,142,847
2,401,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26(a)	2,129,216
2,281,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	2,137,675
2,080,000	Builders FirstSource, Inc., 4.25%, 2/1/32(a)	1,798,334
1,219,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	975,214
2,333,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	1,609,391
2,952,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	2,952,924
1,250,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,271,631
3,236,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	2,663,703
2,355,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	1,877,973
1,666,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	1,443,784
1,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	1,492,386
4,462,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	4,397,872
1,568,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	1,566,736
2,850,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	2,462,328
1,469,000	Chart Industries, Inc., 7.50%, 1/1/30(a)	1,517,798
2,206,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	2,328,044
2,819,000	CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	2,725,665
3,730,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	3,725,530
1,026,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	884,906
3,266,000	CMG Media Corp., 8.88%, 12/15/27(a)	2,470,083
2,479,000	Constellium SE, 3.75%, 4/15/29(a)	2,144,335
1,025,000	Constellium SE, 5.63%, 6/15/28(a)	975,928
2,471,000	Coty, Inc., 5.00%, 4/15/26(a)	2,393,481
4,126,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	3,708,043
2,562,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.38%, 2/1/31(a)	2,562,184
1,049,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	668,131
3,797,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	3,412,355
1,992,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	1,804,288
2,214,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,768,841
1,699,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,268,546
1,708,000	DISH Network Corp., 11.75%, 11/15/27(a)	1,642,332
2,590,000	Domtar Corp., 6.75%, 10/1/28(a)	2,305,869

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$2,201,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	$2,059,471
2,074,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	1,775,283
1,897,000	Ford Motor Co., 6.10%, 8/19/32	1,832,708
1,766,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,571,948
2,260,000	Ford Motor Credit Co. LLC, 4.54%, 8/1/26	2,143,833
2,068,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	2,128,436
3,402,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	3,085,118
1,598,000	Freedom Mortgage Corp., 8.13%, 11/15/24(a)	1,538,413
2,030,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30(a)	2,020,892
1,183,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	826,985
517,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	350,848
1,200,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	1,206,799
1,483,000	Gen Digital, Inc., 7.13%, 9/30/30(a)	1,475,685
1,602,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	1,478,960
1,694,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,628,241
1,851,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	1,681,166
1,100,000	Gray Television, Inc., 5.88%, 7/15/26(a)	942,932
2,446,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,048,590
2,601,000	Griffon Corp., 5.75%, 3/1/28	2,410,587
3,945,000	Hanesbrands, Inc., 9.00%, 2/15/31(a)	4,036,306
3,055,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,947,159
560,000	International Game Technology Plc, 6.50%, 2/15/25(a)	565,600
3,362,000	IRB Holding Corp., 7.00%, 6/15/25(a)	3,371,554
2,832,000	Iron Mountain, Inc., REIT, 5.25%, 7/15/30(a)	2,557,571
4,127,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	3,481,085
1,910,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,617,367
1,860,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	1,822,679
1,103,000	LABL, Inc., 5.88%, 11/1/28(a)	984,603
2,278,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,751,002
2,000,000	LCPR Senior Secured Financing DAC, 5.13%, 7/15/29(a)	1,690,779
2,045,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,927,024
1,567,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,282,163
1,662,000	Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	1,470,927
2,240,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	1,970,549
2,063,000	MasTec, Inc., 4.50%, 8/15/28(a)	1,894,779
3,659,000	Matthews International Corp., 5.25%, 12/1/25(a)	3,503,926
1,932,000	McAfee Corp., 7.38%, 2/15/30(a)	1,613,825
2,724,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,363,474
2,573,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	2,143,615
1,447,000	MGM Resorts International, 4.75%, 10/15/28	1,349,289
1,045,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	949,949
3,292,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,050,956
3,014,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	2,722,519
1,091,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,010,587
1,897,000	NuStar Logistics LP, 5.75%, 10/1/25	1,851,178
1,996,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,179,416
2,754,000	Paramount Global, 6.38%, 3/30/62(d)	2,205,817

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 1,104,000	Pike Corp., 5.50%, 9/1/28(a)	$962,816
1,464,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,437,157
1,558,000	PRA Group, Inc., 8.38%, 2/1/28(a)	1,557,591
2,014,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,874,031
3,724,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	3,444,776
2,140,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(a)	1,559,361
963,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	778,409
930,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30(a)	816,115
1,917,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29(a)	1,716,531
1,904,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	1,691,417
3,542,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,859,524
550,000	Sinclair Television Group, Inc., 5.50%, 3/1/30(a)	437,362
3,333,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	2,864,981
4,466,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	4,189,944
3,882,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	3,568,389
3,062,000	Sprint LLC, 7.13%, 6/15/24	3,115,952
1,329,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	1,266,036
1,817,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,546,505
1,566,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(a)	1,489,478
1,600,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(a)	1,604,240
1,053,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	1,057,030
4,150,000	TEGNA, Inc., 5.00%, 9/15/29	3,589,620
1,591,000	Tenet Healthcare Corp., 6.13%, 10/1/28	1,516,928
1,441,000	Tenet Healthcare Corp., 6.25%, 2/1/27	1,417,453
1,087,000(g)	TI Automotive Finance Plc, 3.75%, 4/15/29(f)	895,727
2,925,000	TransDigm, Inc., 6.25%, 3/15/26(a)	2,927,297
1,287,000	U.S. Foods, Inc., 6.25%, 4/15/25(a)	1,299,184
1,572,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 10.50%, 2/15/28(a)	1,524,669
2,713,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,577,345
615,000	Univision Communications, Inc., 7.38%, 6/30/30(a)	580,226
1,870,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	1,642,080
1,337,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,081,901
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	422,054
1,133,000	Western Midstream Operating LP, 5.45%, 4/1/44	988,946
1,546,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,343,222

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 1,037,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	$946,588
2,876,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 2/15/31(a)	2,916,673

		241,450,744

Total Corporate Bonds		311,867,592

(Cost $329,866,865)

U.S. Treasury Obligations — 3.95%
United States — 3.95%
10,200,000	U.S. Treasury Bill, 4.60%, 8/17/23(h)	10,020,029
3,500,000	U.S. Treasury Bill- When Issued, 0.00%, 5/16/23(h)	3,480,598

		13,500,627

Total U.S. Treasury Obligations		13,500,627

(Cost $13,491,361)

Shares
Common Stocks — 0.05%
United Kingdom — 0.00%
12,023	AVTCAP WARR	6,526

United States — 0.05%
70,137	Quintis Ltd.*,(b),(c),(i)	1,403
1,445	Voyager Aviation Holdings LLC	177,374
241	Voyager Aviation Holdings LLC*,(b),(c)	0
12,785	W R Grace & Co.*,(b),(c),(i)	1

		178,778

Total Common Stocks		185,304

(Cost $2)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49	0

Total Rights/Warrants		0

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value

Investment Company — 2.71%
9,238,870	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	$9,238,870

Total Investment Company		9,238,870

(Cost $9,238,870)

Total Investments		$334,792,393
(Cost $352,597,098)(k) — 98.05%

Other assets in excess of liabilities — 1.95%		6,659,653

NET ASSETS — 100.00%		$341,452,046

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Principal amount denoted in Euros.
(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(i)	Security delisted or issuer in bankruptcy.
(j)	Affiliated investment.
(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2023 (Unaudited)

Foreign currency exchange contracts as of March 31, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	2,610,000	USD	2,826,586	Citibank N.A.	4/19/23	$6,972

USD	1,431,608	EUR	1,325,244	Citibank N.A.	4/19/23	(7,149)
USD	1,423,199	EUR	1,317,377	Citibank N.A.	4/19/23	(7,017)
USD	1,216,337	EUR	1,126,379	Citibank N.A.	4/19/23	(6,522)

						$(20,688)

Total						$(13,716)

Abbreviations used are defined below:

EUR - Euro

REIT - Real Estate Investment Trust

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer, Cyclical	24.87%
Communications	20.74%
Consumer, Non-cyclical	12.67%
Industrial	11.01%
Financial	8.25%
Energy	6.73%
Basic Materials	4.80%
U.S. Treasury Obligations	3.95%
Technology	1.73%
Utilities	0.54%
Common Stocks	0.05%
Other*	4.66%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

March 31, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 48.51%
Australia — 0.63%
$ 160,000	Santos Finance Ltd., 3.65%, 4/29/31(a)	$134,557
160,000	South32 Treasury Ltd., 4.35%, 4/14/32(b)	143,493

		278,050

Bermuda — 0.97%
458,000	Triton Container International Ltd., 1.15%, 6/7/24(b)	430,930

Canada — 1.90%
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	168,365
190,000	Enbridge, Inc., 5.70%, 3/8/33	197,727
320,000	Enbridge, Inc., 5.97%, 3/8/26	320,921
192,000	Rogers Communications, Inc., 4.55%, 3/15/52(b)	157,312

		844,325

France — 1.05%
200,000(d)	Electricite de France SA, 3.00%, (a),(c),(e)	177,136
100,000(f)	Electricite de France SA, EMTN, 5.88%, (a),(c),(e)	101,641
200,000	Societe Generale SA, 9.38%, (b),(c),(e)	189,250

		468,027

Germany — 0.80%
200,000(d)	Commerzbank AG, 6.13%, (a),(c),(e)	182,925
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(a),(c)	170,016

		352,941

Ireland — 1.31%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	212,448
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(b)	142,666
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(b)	228,316

		583,430

Italy — 0.84%
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(b),(c)	216,563
200,000	UniCredit SpA, 3.13%, 6/3/32(b),(c)	157,035

		373,598

Japan — 4.80%
220,000	Mitsubishi UFJ Financial Group, Inc., 5.13%, 7/20/33(c)	217,570
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	358,157
200,000	Mizuho Financial Group, Inc., 5.75%, 5/27/34(c)	204,495
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(b)	216,798
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	198,293
280,000	Nomura Holdings, Inc., 6.18%, 1/18/33	285,342
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(b)	196,209

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 240,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, 1/13/33	$250,484
200,000	Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26(b)	203,193

		2,130,541

Norway — 0.72%
300,000	Var Energi ASA, 8.00%, 11/15/32(b)	321,546

Puerto Rico — 0.71%
320,000	Popular, Inc., 7.25%, 3/13/28	315,135

Spain — 0.75%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (a),(c),(e)	193,081
160,000	Telefonica Emisiones SA, 5.21%, 3/8/47	139,636

		332,717

Switzerland — 2.62%
500,000	Credit Suisse Group AG, 6.54%, 8/12/33(b),(c)	513,750
300,000(d)	Credit Suisse Group AG, 7.75%, 3/1/29(a),(c)	354,945
250,000	Credit Suisse Group AG, 9.02%, 11/15/33(b),(c)	296,225

		1,164,920

United Kingdom — 1.36%
200,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	193,572
200,000	HSBC Holdings Plc, 5.40%, 8/11/33(c)	197,749
200,000	HSBC Holdings Plc, 6.33%, 3/9/44(c)	211,441

		602,762

United States — 30.05%
153,000	Aircastle Ltd., 2.85%, 1/26/28(b)	129,802
260,000	American International Group, Inc., 5.13%, 3/27/33	258,060
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	142,785
180,000	Amgen, Inc., 5.60%, 3/2/43	185,601
200,000	Amgen, Inc., 5.65%, 3/2/53	208,147
180,000	Amgen, Inc., 5.75%, 3/2/63	186,744
160,000	Arrow Electronics, Inc., 6.13%, 3/1/26	160,327
220,000	AT&T, Inc., 3.65%, 9/15/59	157,192
465,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.700%), 5.46%, 5/24/24(b),(g)	459,756
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	196,961
230,000	Bank of America Corp., 4.57%, 4/27/33(c)	218,804
186,000	Broadcom, Inc., 2.60%, 2/15/33(b)	145,885
321,000	Broadcom, Inc., 4.93%, 5/15/37(b)	291,253
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	155,122
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	186,694
180,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	142,280
140,000	Comerica, Inc., 3.70%, 7/31/23	134,819
180,000	Dell International LLC / EMC Corp., 5.75%, 2/1/33	179,885

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 140,000	Energy Transfer LP, 6.25%, 4/15/49	$138,644
180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	163,512
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	145,331
190,000	Exelon Corp., 5.60%, 3/15/53	193,736
142,000	Fifth Third Bancorp, 4.77%, 7/28/30(c)	131,044
180,000	Fifth Third Bancorp, 6.36%, 10/27/28(c)	181,117
150,000	Fiserv, Inc., 5.60%, 3/2/33	155,671
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	128,316
133,000	General Motors Co., 5.40%, 4/1/48	114,927
110,000	Global Payments, Inc., 5.30%, 8/15/29	108,788
236,000	Global Payments, Inc., 5.95%, 8/15/52	225,344
276,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	224,526
350,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	352,928
250,000	Huntington National Bank (The), 5.65%, 1/10/30	240,565
300,000	Intel Corp., 4.90%, 8/5/52	279,364
286,000	Intel Corp., 5.20%, 2/10/33	290,860
187,000	Intel Corp., 5.70%, 2/10/53	190,513
200,000	Intel Corp., 5.90%, 2/10/63	205,657
190,000	JPMorgan Chase & Co., 4.91%, 7/25/33(c)	188,912
170,000	Keurig Dr Pepper, Inc., 4.50%, 4/15/52	151,106
250,000	KeyBank NA, GMTN, 5.00%, 1/26/33	232,145
148,000	Kinder Morgan, Inc., 4.80%, 2/1/33	142,784
259,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	198,692
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	133,793
170,000	M&T Bank Corp., 3.55%, 7/26/23	167,055
164,000	M&T Bank Corp., 5.05%, 1/27/34(c)	151,745
160,000	Meta Platforms, Inc., 3.85%, 8/15/32	149,854
179,000	Meta Platforms, Inc., 4.45%, 8/15/52	157,580
150,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33(b)	151,503
210,000	Micron Technology, Inc., 5.88%, 2/9/33	212,371
150,000	Micron Technology, Inc., 6.75%, 11/1/29	159,587
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	196,632
280,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(c)	274,834
152,000	MPLX LP, 5.00%, 3/1/33	148,755
200,000	NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	197,277
100,000	NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	101,754
180,000	Oracle Corp., 4.10%, 3/25/61	132,088
160,000	Oracle Corp., 5.55%, 2/6/53	152,284
150,000	Prologis LP, REIT, 5.25%, 6/15/53	149,619
145,000	Regal Rexnord Corp., 6.30%, 2/15/30(b)	145,668
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	138,103
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	202,662
380,000	System Energy Resources, Inc., 6.00%, 4/15/28	389,535
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(a)	116,477
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	158,882
196,000	Viatris, Inc., 4.00%, 6/22/50	128,923
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	160,658

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 130,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(b)	$127,072
145,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29(b)	134,840
188,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42(b)	157,197
410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52(b)	332,624
200,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	200,969
150,000	Wells Fargo & Co., GMTN, 4.81%, 7/25/28(c)	148,165
130,000	Wells Fargo & Co., GMTN, 4.90%, 7/25/33(c)	126,801
110,000	Western Midstream Operating LP, 6.15%, 4/1/33	111,512

		13,341,418

Total Corporate Bonds		21,540,340

(Cost $22,614,003)

U.S. Government Agency Backed Mortgages — 25.02%
United States — 25.02%
725,000	Fannie Mae, (TBA), 3.00%, 4/1/53	649,920
875,000	Fannie Mae, (TBA), 3.50%, 4/15/53	812,390
3,000,000	Fannie Mae, 2.50%, 4/15/53	2,584,887
3,800,000	Fannie Mae, 2.00%, 4/15/53	3,139,788
890,467	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	852,528
193,679	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	195,423
569,174	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	578,206
223,897	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	229,505
448,716	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	469,851
99,471	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	101,962
890,435	Freddie Mac, Pool #QE6931, 4.50%, 7/1/52	877,200
445,380	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	436,984
174,378	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	180,607

		11,109,251

Total U.S. Government Agency Backed Mortgages		11,109,251

(Cost $11,041,398)

Shares
Collateralized Mortgage Obligations — 15.77%
United States — 15.77%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 6.41%, 1/16/37(b),(g)	313,198
4,623	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 6.70%, 10/25/28(b),(g)	4,622
370,686	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 6.08%, 10/15/38(b),(g)	346,647
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 6.11%, 10/15/36(b),(g)	204,268
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 8.72%, 6/15/27(b),(g)	485,027
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.52%, 3/15/39(b),(g)	377,290

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value

$252,068	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.67%, 4/15/37(b),(g)	$235,913
600,000	Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.45%, 4/10/46(b),(h)	595,112
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 6.46%, 12/25/41(b),(g)	196,504
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 7.66%, 3/25/42(b),(g)	87,184
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(b),(h)	581,248
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.65%, 4/25/29(b),(g)	687,078
235,987	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 5.46%, 11/25/41(b),(g)	233,051
196,458	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.500%), 6.06%, 10/25/41(b),(g)	186,920
125,000	Freddie Mac STACR REMIC Trust, (Secured Overnight Financing Rate 30 Day Average + 2.100%), 6.66%, 3/25/43(b),(g)	125,116
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 6.96%, 2/25/42(b),(g)	444,120
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (LIBOR USD 1-Month + 1.150%), 5.83%, 10/15/36(b),(g)	238,224
306,794	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(h)	271,605
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 6.78%, 1/15/39(b),(g)	364,577
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b),(h)	347,375
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(h)	334,920
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(h)	340,524

		7,000,523

Total Collateralized Mortgage Obligations		7,000,523

(Cost $7,457,833)

Asset Backed Securities — 7.84%
Cayman Islands — 1.20%
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 6.44%, 10/17/29(b),(g)	292,530
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 6.22%, 4/25/31(b),(g)	241,425

		533,955

United Kingdom — 0.55%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 5.71%, 11/15/29(b),(g)	245,615

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value

United States — 6.09%
$500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(b)	$488,730
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	438,641
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(b)	419,333
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	410,998
180,320	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(b)	161,936
259,054	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	233,961
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(b)	341,820
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(b)	208,353

		2,703,772

Total Asset Backed Securities		3,483,342

(Cost $3,786,958)

Principal Amount
U.S. Treasury Obligations — 6.07%
United States — 6.07%
2,200,000	U.S. Treasury Bill- When Issued, 4.30%, 4/18/23(i)	2,195,718
500,000	U.S. Treasury Notes, 4.50%, 11/30/24	501,934

		2,697,652

Total U.S. Treasury Obligations		2,697,652

(Cost $2,693,654)

Bank Loans — 4.41%
Ireland — 2.01%
393,955	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 7.01%, 12/1/27(g)	393,789
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 6.73%, 11/5/28(g)	499,500

		893,289

United States — 2.40%
500,000	Entegris, Inc., (LIBOR 1-Month + 2.75%), 7.34%, 7/6/29(g)	492,500
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 6.64%, 6/21/26(g)	399,332
173,950	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 6.51%, 9/20/26(g)	173,225

		1,065,057

Total Bank Loans		1,958,346

(Cost $1,965,355)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 0.69%
Mexico — 0.23%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	$100,036

Romania — 0.46%
$ 190,000	Romanian Government International Bond, 7.63%, 1/17/53(b)	204,524

Total Foreign Government Bonds		304,560

(Cost $353,196)

Shares

Investment Company — 1.80%
800,074	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	800,074

Total Investment Company		800,074

(Cost $800,074)

Total Investments		$48,894,088
(Cost $50,712,471) — 110.11%

Liabilities in excess of other assets — (10.11)%		(4,489,396)

NET ASSETS — 100.00%		$44,404,692

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.

(f)	Principal amount denoted in British Pounds.

(g)	Floating rate note. Rate shown is as of report date.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Foreign currency exchange contracts as of March 31, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	630,000	NOK	7,136,890	Citibank N.A.	4/19/23	$1,693
EUR	375,000	USD	400,357	Citibank N.A.	4/19/23	6,764
GBP	250,000	USD	302,788	Citibank N.A.	4/19/23	5,734
JPY	89,112,905	USD	670,000	Citibank N.A.	4/19/23	3,244
USD	160,000	JPY	21,058,080	Citibank N.A.	4/19/23	907

						$18,342

EUR	420,000	CHF	418,343	Citibank N.A.	4/19/23	$(2,192)
EUR	210,000	GBP	187,862	Citibank N.A.	4/19/23	(3,851)
EUR	278,369	GBP	248,056	Citibank N.A.	4/19/23	(3,909)
EUR	494,393	USD	540,000	Citibank N.A.	4/19/23	(3,260)
NOK	6,979,686	EUR	648,357	Citibank N.A.	4/19/23	(36,651)
SEK	1,944,188	EUR	174,425	Citibank N.A.	4/19/23	(1,843)
SEK	396,674	EUR	35,575	Citibank N.A.	4/19/23	(363)
USD	215,946	EUR	200,000	Citibank N.A.	4/19/23	(1,185)
USD	91,240	EUR	85,000	Citibank N.A.	4/19/23	(1,040)
USD	1,028,904	GBP	845,973	Citibank N.A.	4/19/23	(15,101)
USD	1,600,034	EUR	1,477,497	Citibank N.A.	4/19/23	(4,017)

						$(73,412)

Total						$(55,070)

Financial futures contracts as of March 31, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse

10 Year Euro-Bund	5	June 2023	$27,975	EUR	$736,592	Morgan Stanley & Co. LLC

Total			$27,975

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse

10 Year Japan Treasury Bond	1	June 2023	$(20,721)	JPY	$1,115,571	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	49	June 2023	(41,035)	USD	5,935,891	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	June 2023	(10,271)	EUR	152,763	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	3	June 2023	(21,379)	USD	393,469	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	16	June 2023	15,052	USD	2,258,000	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	4	June 2023	(4,133)	EUR	511,363	Morgan Stanley & Co. LLC
Euro-BTP	7	June 2023	(36,392)	EUR	875,680	Morgan Stanley & Co. LLC
Euro-Schatz	1	June 2023	(1,178)	EUR	114,626	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	44	June 2023	56,377	USD	4,818,344	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	29	June 2023	83,811	USD	3,332,735	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	18	June 2023	20,351	USD	3,716,156	Morgan Stanley & Co. LLC

Total			$40,482

Interest rate swaps as of March 31, 2023:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)

0.83%	JPY-BCAPLDN	Daily	Morgan Stanley & Co. LLC	4/19/33	JPY	100,000	$(13,125)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)

0.90%	JPY-BCAPLDN	Daily	Morgan Stanley & Co. LLC	4/19/33	JPY	100,000	$(17,861)
0.72%	JPY-GSLDN	Daily	Morgan Stanley & Co. LLC	4/19/33	JPY	60,000	(2,796)

							$(33,782)

Total							$(33,782)

Credit default swaps buy protection as of March 31, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value

1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	2,792	$(15,166)	$(17,852)	$(33,018)
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	4,582	(22,074)	(32,113)	(54,187)
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	3,632	(19,357)	(23,595)	(42,952)
1.00%	Market CDX IG Index, Series 40	Quarterly	Morgan Stanley & Co. LLC	6/20/28	USD	4,187	(21,340)	(28,175)	(49,516)

Total							$(77,937)	$(101,735)	$(179,673)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2023 (Unaudited)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CHF - Swiss Franc

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financial	25.50%
U.S. Government Agency Backed Mortgages	25.02%
Collateralized Mortgage Obligations	15.77%
Technology	8.49%
Asset Backed Securities	7.84%
U.S. Treasury Obligations	6.07%
Consumer, Non-cyclical	4.59%
Consumer, Cyclical	3.79%
Energy	3.71%
Utilities	2.94%
Communications	2.07%
Industrial	1.51%
Foreign Government Bonds	0.69%
Basic Materials	0.32%
Other*	(8.31)%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

March 31, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 47.02%
Australia — 0.58%
$ 180,000	Santos Finance Ltd., 3.65%, 4/29/31(a)	$151,376
160,000	South32 Treasury Ltd., 4.35%, 4/14/32(b)	143,493

		294,869

Bermuda — 1.00%
536,000	Triton Container International Ltd., 1.15%, 6/7/24(b)	504,320

Canada — 1.95%
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	190,518
230,000	Enbridge, Inc., 5.70%, 3/8/33	239,354
370,000	Enbridge, Inc., 5.97%, 3/8/26	371,065
225,000	Rogers Communications, Inc., 4.55%, 3/15/52(b)	184,350

		985,287

France — 0.93%
200,000(d)	Electricite de France SA, 3.00%, (a),(c),(e)	177,136
100,000(f)	Electricite de France SA, EMTN, 5.88%, (a),(c),(e)	101,641
200,000	Societe Generale SA, 9.38%, (b),(c),(e)	189,250

		468,027

Germany — 0.70%
200,000(d)	Commerzbank AG, 6.13%, (a),(c),(e)	182,925
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(a),(c)	170,016

		352,941

Ireland — 1.15%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	212,448
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(b)	142,666
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(b)	228,316

		583,430

Italy — 0.80%
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(b),(c)	245,226
200,000	UniCredit SpA, 3.13%, 6/3/32(b),(c)	157,035

		402,261

Japan — 4.51%
220,000	Mitsubishi UFJ Financial Group, Inc., 5.13%, 7/20/33(c)	217,570
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	358,157
220,000	Mizuho Financial Group, Inc., 5.75%, 5/27/34(c)	224,945
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(b)	216,798
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	198,293
320,000	Nomura Holdings, Inc., 6.18%, 1/18/33	326,105
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(b)	242,925

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 280,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, 1/13/33	$292,232
200,000	Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26(b)	203,193

		2,280,218

Norway — 0.81%
380,000	Var Energi ASA, 8.00%, 11/15/32(b)	407,291

Puerto Rico — 0.78%
400,000	Popular, Inc., 7.25%, 3/13/28	393,919

Spain — 0.71%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (a),(c),(e)	193,081
190,000	Telefonica Emisiones SA, 5.21%, 3/8/47	165,817

		358,898

Switzerland — 2.19%
510,000	Credit Suisse Group AG, 6.54%, 8/12/33(b),(c)	524,025
241,000(d)	Credit Suisse Group AG, 7.75%, 3/1/29(a),(c)	285,139
250,000	Credit Suisse Group AG, 9.02%, 11/15/33(b),(c)	296,225

		1,105,389

United Kingdom — 1.29%
250,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	241,965
200,000	HSBC Holdings Plc, 5.40%, 8/11/33(c)	197,749
200,000	HSBC Holdings Plc, 6.33%, 3/9/44(c)	211,441

		651,155

United States — 29.62%
165,000	Aircastle Ltd., 2.85%, 1/26/28(b)	139,983
290,000	American International Group, Inc., 5.13%, 3/27/33	287,836
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	142,785
210,000	Amgen, Inc., 5.60%, 3/2/43	216,534
230,000	Amgen, Inc., 5.65%, 3/2/53	239,369
210,000	Amgen, Inc., 5.75%, 3/2/63	217,868
200,000	Arrow Electronics, Inc., 6.13%, 3/1/26	200,409
230,000	AT&T, Inc., 3.65%, 9/15/59	164,337
535,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.700%), 5.46%, 5/24/24(b),(g)	528,967
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	196,961
250,000	Bank of America Corp., 4.57%, 4/27/33(c)	237,831
209,000	Broadcom, Inc., 2.60%, 2/15/33(b)	163,925
375,000	Broadcom, Inc., 4.93%, 5/15/37(b)	340,248
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	155,122
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	186,694
207,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	163,622
160,000	Comerica, Inc., 3.70%, 7/31/23	154,079
200,000	Dell International LLC / EMC Corp., 5.75%, 2/1/33	199,872

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 170,000	Energy Transfer LP, 6.25%, 4/15/49	$168,354
180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	163,512
160,000	Essential Utilities, Inc., 5.30%, 5/1/52	155,020
220,000	Exelon Corp., 5.60%, 3/15/53	224,326
160,000	Fifth Third Bancorp, 4.77%, 7/28/30(c)	147,655
210,000	Fifth Third Bancorp, 6.36%, 10/27/28(c)	211,303
180,000	Fiserv, Inc., 5.60%, 3/2/33	186,805
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	128,316
155,000	General Motors Co., 5.40%, 4/1/48	133,938
110,000	Global Payments, Inc., 5.30%, 8/15/29	108,788
276,000	Global Payments, Inc., 5.95%, 8/15/52	263,537
324,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	263,574
410,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	413,430
270,000	Huntington National Bank (The), 5.65%, 1/10/30	259,810
320,000	Intel Corp., 4.90%, 8/5/52	297,988
343,000	Intel Corp., 5.20%, 2/10/33	348,829
225,000	Intel Corp., 5.70%, 2/10/53	229,227
233,000	Intel Corp., 5.90%, 2/10/63	239,590
210,000	JPMorgan Chase & Co., 4.91%, 7/25/33(c)	208,797
187,000	Keurig Dr Pepper, Inc., 4.50%, 4/15/52	166,217
250,000	KeyBank NA, GMTN, 5.00%, 1/26/33	232,145
166,000	Kinder Morgan, Inc., 4.80%, 2/1/33	160,150
261,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	200,227
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	133,793
260,000	M&T Bank Corp., 3.55%, 7/26/23	255,496
186,000	M&T Bank Corp., 5.05%, 1/27/34(c)	172,102
180,000	Meta Platforms, Inc., 3.85%, 8/15/32	168,585
211,000	Meta Platforms, Inc., 4.45%, 8/15/52	185,750
170,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33(b)	171,703
245,000	Micron Technology, Inc., 5.88%, 2/9/33	247,766
175,000	Micron Technology, Inc., 6.75%, 11/1/29	186,185
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	196,632
320,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(c)	314,096
173,000	MPLX LP, 5.00%, 3/1/33	169,306
240,000	NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	236,733
110,000	NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	111,929
180,000	Oracle Corp., 4.10%, 3/25/61	132,088
180,000	Oracle Corp., 5.55%, 2/6/53	171,320
160,000	Prologis LP, REIT, 5.25%, 6/15/53	159,594
165,000	Regal Rexnord Corp., 6.30%, 2/15/30(b)	165,761
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	138,103
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	202,662
440,000	System Energy Resources, Inc., 6.00%, 4/15/28	451,040
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(a)	116,477
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	158,882
221,000	Viatris, Inc., 4.00%, 6/22/50	145,367
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	170,108
140,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(b)	136,847

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 169,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29(b)	$157,158
212,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42(b)	177,264
500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52(b)	405,640
230,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	231,115
170,000	Wells Fargo & Co., GMTN, 4.81%, 7/25/28(c)	167,920
150,000	Wells Fargo & Co., GMTN, 4.90%, 7/25/33(c)	146,309
120,000	Western Midstream Operating LP, 6.15%, 4/1/33	121,649

		14,953,360

Total Corporate Bonds		23,741,365

(Cost $24,855,646)

U.S. Treasury Obligations — 14.75%
United States — 14.75%
5,100,000	U.S. Treasury Bill, 4.81%, 6/22/23(h)	5,047,810
2,400,000	U.S. Treasury Notes, 4.13%, 1/31/25	2,399,438

		7,447,248

Total U.S. Treasury Obligations		7,447,248

(Cost $7,423,555)

Shares
Collateralized Mortgage Obligations — 13.87%
United States — 13.87%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 6.41%, 1/16/37(b),(g)	313,198
4,623	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 6.70%, 10/25/28(b),(g)	4,622
370,686	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 6.08%, 10/15/38(b),(g)	346,647
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 6.11%, 10/15/36(b),(g)	204,268
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 8.72%, 6/15/27(b),(g)	485,027
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.52%, 3/15/39(b),(g)	377,290
252,068	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.67%, 4/15/37(b),(g)	235,913
600,000	Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.45%, 4/10/46(b),(i)	595,112
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 6.46%, 12/25/41(b),(g)	196,504
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 7.66%, 3/25/42(b),(g)	87,184
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(b)	581,248
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.65%, 4/25/29(b),(g)	687,078

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value

$235,987	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 5.46%, 11/25/41(b),(g)	$233,051
195,770	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.650%), 6.21%, 1/25/34(b),(g)	191,740
125,000	Freddie Mac STACR REMIC Trust, (Secured Overnight Financing Rate 30 Day Average + 2.100%), 6.66%, 3/25/43(b),(g)	125,116
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 6.96%, 2/25/42(b),(g)	444,120
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (LIBOR USD 1-Month + 1.150%), 5.83%, 10/15/36(b),(g)	238,224
306,794	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(i)	271,605
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 6.78%, 1/15/39(b),(g)	364,577
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b),(i)	347,375
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(i)	334,920
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(i)	340,524

		7,005,343

Total Collateralized Mortgage Obligations		7,005,343

(Cost $7,463,015)

Asset Backed Securities — 7.61%
Cayman Islands — 1.06%
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 6.44%, 10/17/29(b),(g)	292,530
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 6.22%, 4/25/31(b),(g)	241,425

		533,955

United Kingdom — 0.49%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 5.71%, 11/15/29(b),(g)	245,616

United States — 6.06%
336,610	ACM Auto Trust, 6.61%, 1/22/30(b)	336,739
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(b)	488,730
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	438,641
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(b)	419,333
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	410,998
203,840	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(b)	183,058
259,054	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	233,961

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value

$360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(b)	$341,820
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(b)	208,353

		3,061,633

Total Asset Backed Securities		3,841,204

(Cost $4,147,083)

Principal Amount

Bank Loans — 4.84%
Ireland — 2.16%
590,932	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 7.01%, 12/1/27(g)	590,684
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 6.73%, 11/5/28(g)	499,500

		1,090,184

United States — 2.68%
500,000	Entegris, Inc., (LIBOR 1-Month + 2.75%), 7.34%, 7/6/29(g)	492,500
600,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 6.64%, 6/21/26(g)	598,998
260,926	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 6.51%, 9/20/26(g)	259,837

		1,351,335

Total Bank Loans		2,441,519

(Cost $2,448,573)

Foreign Government Bonds — 0.69%
Mexico — 0.20%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	100,036

Romania — 0.49%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(b)	247,581

Total Foreign Government Bonds		347,617

(Cost $392,981)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value

Investment Company — 4.11%
2,072,899	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	$2,072,899

Total Investment Company		2,072,899

(Cost $2,072,899)

Total Investments		$46,897,195
(Cost $48,803,752) — 92.89%

Other assets in excess of liabilities — 7.11%		3,590,801

NET ASSETS — 100.00%		$50,487,996

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.

(f)	Principal amount denoted in British Pounds.

(g)	Floating rate note. Rate shown is as of report date.

(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Foreign currency exchange contracts as of March 31, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	1,480,000	NOK	16,757,574	Citibank N.A.	4/19/23	$2,393
JPY	101,157,968	USD	760,000	Citibank N.A.	4/19/23	4,243
JPY	3,974,048	USD	30,000	Citibank N.A.	4/19/23	24
USD	210,000	JPY	27,638,730	Citibank N.A.	4/19/23	1,191

						$7,851
EUR	940,000	CHF	936,292	Citibank N.A.	4/19/23	$(2,452)
EUR	460,000	GBP	411,507	Citibank N.A.	4/19/23	(4,217)
EUR	778,617	GBP	693,827	Citibank N.A.	4/19/23	(5,467)
EUR	622,569	USD	680,000	Citibank N.A.	4/19/23	(4,106)
NOK	16,238,642	EUR	1,508,439	Citibank N.A.	4/19/23	(42,635)
SEK	4,258,698	EUR	382,073	Citibank N.A.	4/19/23	(2,019)
SEK	868,905	EUR	77,927	Citibank N.A.	4/19/23	(397)
USD	70,000	EUR	66,282	Citibank N.A.	4/19/23	(1,959)
USD	30,000	GBP	24,892	Citibank N.A.	4/19/23	(719)
USD	1,169,920	GBP	961,932	Citibank N.A.	4/19/23	(17,189)
USD	1,398,590	EUR	1,291,481	Citibank N.A.	4/19/23	(3,512)

						$(84,672)

Total						$(76,821)

Financial futures contracts as of March 31, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse

10 Year Euro-Bund	5	June 2023	$27,975	EUR	$736,592	Morgan Stanley & Co. LLC

Total			$27,975

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse

10 Year Japan Treasury Bond	2	June 2023	$(41,442)	JPY	$2,231,143	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	106	June 2023	(283,026)	USD	12,840,907	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	June 2023	(10,271)	EUR	152,763	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	41	June 2023	(262,180)	USD	5,377,406	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	7	June 2023	(11,605)	USD	987,875	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	4	June 2023	(12,302)	EUR	511,363	Morgan Stanley & Co. LLC
Euro-BTP	8	June 2023	(39,427)	EUR	1,000,777	Morgan Stanley & Co. LLC
Euro-Schatz	1	June 2023	(1,178)	EUR	114,626	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	45	June 2023	(118,042)	USD	4,927,851	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	54	June 2023	167,774	USD	6,205,782	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	61	June 2023	9,493	USD	12,593,641	Morgan Stanley & Co. LLC

Total			$(602,206)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Interest rate swaps as of March 31, 2023:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)

0.89%	JPY-BNPLDN	Daily	Morgan Stanley & Co. LLC	4/19/33	JPY	145,000	$(24,896)
0.72%	JPY-GSLDN	Daily	Morgan Stanley & Co. LLC	4/19/33	JPY	70,000	(3,262)

							$(28,158)

Total							$(28,158)

Credit default swaps buy protection as of March 31, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value

1.00%	Market CDX IG Index, Series 40		Morgan Stanley & Co. LLC	6/20/28	USD	6,182	$(33,581)	$(39,528)	$(73,108)
1.00%	Market CDX IG Index, Series 40		Morgan Stanley & Co. LLC	6/20/28	USD	10,145	(48,874)	(71,101)	(119,975)
1.00%	Market CDX IG Index, Series 40		Morgan Stanley & Co. LLC	6/20/28	USD	8,043	(42,866)	(52,251)	(95,117)
1.00%	Market CDX IG Index, Series 40		Morgan Stanley & Co. LLC	6/20/28	USD	9,272	(47,257)	(62,393)	(109,651)

Total							$(172,578)	$(225,273)	$(397,851)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2023 (Unaudited)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CHF - Swiss Franc

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financial	24.29%
U.S. Treasury Obligations	14.75%
Collateralized Mortgage Obligations	13.87%
Technology	8.37%
Asset Backed Securities	7.61%
Consumer, Non-cyclical	4.51%
Consumer, Cyclical	4.08%
Energy	3.79%
Utilities	2.89%
Communications	2.03%
Industrial	1.62%
Foreign Government Bonds	0.69%
Basic Materials	0.28%
Other	11.22%

100.00%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund

Assets:
Investments in securities, at value:
Unaffiliated investments (cost $38,168,448, $343,358,228, $49,912,397 and $46,730,853, respectively)	$34,825,386	$325,553,523	$48,094,014	$44,824,296
Affiliated investments (cost $672,520, $9,238,870, $800,074 and $2,072,899, respectively)	672,520	9,238,870	800,074	2,072,899
Cash	50,149	51,208	1,356,693	1,572,042
Cash at broker for financial futures contracts	452,884	—	862,076	2,165,073
Cash at broker for forward foreign currency exchange contracts	50,000	40,000	260,000	250,000
Foreign currency, at value (cost $61,572, $109,826, $232,593 and $649,146, respectively)	58,047	111,314	232,900	649,053
Interest and dividend receivable	567,428	5,602,991	313,594	331,200
Receivable from advisor	—	—	2,014	—
Receivable for capital shares issued	—	1,339,731	—	—
Receivable for investments sold	—	1,371,467	4,801,120	2,985,950
Credit default swaps at value (premiums paid $96,844, $0, $0 and $0, respectively)	53,810	—	—	—
Unrealized appreciation on futures contracts	—	—	203,566	205,242
Unrealized appreciation on forward foreign currency exchange contracts	92,205	6,972	18,342	7,851
Prepaid expenses and other assets	58,613	60,797	61,170	61,598

Total Assets	36,881,042	343,376,873	57,005,563	55,125,204

Liabilities:
Professional fees payable	4,148	4,148	4,183	3,859
Payable for capital shares redeemed	—	1,705,199	—	—
Payable for investments purchased	416,071	—	12,094,931	3,253,356
Credit default swaps at value (premiums received $27,657, $0, $77,937 and $172,578, respectively)	28,082	—	179,673	397,851

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund

Unrealized depreciation on forward foreign currency exchange contracts	$69,605	$20,688	$73,412	$84,672
Unrealized depreciation on interest rate swaps contracts	—	—	33,782	28,158
Unrealized depreciation on futures contracts	78,520	—	135,109	779,473
Accrued expenses and other payables:
Investment advisory fees	2,262	87,625	—	8,721
Accounting fees	10,875	14,386	11,619	11,698
Audit fees	26,225	26,137	24,377	24,362
Distribution fees	—	1,125	15,998	17,465
Shareholder reports	13,466	40,605	4,286	3,988
Transfer agent fees	1,888	22,488	2,997	2,996
Other	2,531	2,426	20,504	20,609

Total Liabilities	653,673	1,924,827	12,600,871	4,637,208

Net Assets	$36,227,369	$341,452,046	$44,404,692	$50,487,996

Net Assets Consists of:
Capital	$48,540,276	$375,125,950	$51,481,577	$52,505,108
Accumulated earnings	(12,312,907)	(33,673,904)	(7,076,885)	(2,017,112)

Net Assets	$36,227,369	$341,452,046	$44,404,692	$50,487,996

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund		RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund

Net Assets
Class A	$27,823		$3,089,758	$4,425,736	$5,032,054
Class I	36,188,318		338,362,288	31,089,857	35,349,068
Class R6	11,228		N/A	8,889,099	10,106,874

Total	$36,227,369		$341,452,046	$44,404,692	$50,487,996

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	3,632		329,241	516,315	525,322
Class I	4,633,092		35,690,536	3,623,421	3,687,912
Class R6	1,430		N/A	1,035,878	1,054,299

Total	4,638,154		36,019,777	5,175,614	5,267,533

Net Asset Values and Redemption Prices Per Share:
Class A	$7.66		$9.38	$8.57	$9.58

Class I	$7.81		$9.48	$8.58	$9.59

Class R6	$7.85	$	N/A	$8.58	$9.59

Maximum Offering Price Per Share:
Class A	$8.00		$9.80	$8.90	$9.95

Maximum Sales Charge - Class A	4.25%		4.25%	3.75%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended

March 31, 2023 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund

Investment Income:
Interest income	$1,368,766	$10,331,390	$994,437	$215,843
Dividend income - affiliated	14,346	143,526	40,422	965,303
Foreign tax withholding	—	—	(785)	(785)

Total Investment Income	1,383,112	10,474,916	1,034,074	1,180,361
Expenses:
Investment advisory fees	113,406	850,470	76,328	133,333
Distribution fees–Class A	34	3,698	5,437	6,272
Accounting fees	31,858	42,954	35,227	35,280
Audit fees	24,395	24,387	23,383	23,383
Custodian fees	30,426	27,748	27,071	27,345
Insurance fees	1,788	1,788	1,787	1,787
Legal fees	881	4,096	10,250	10,502
Registrations and filing fees	24,157	28,278	12,687	12,678
Shareholder reports	18,697	66,231	16,223	16,361
Transfer agent fees–Class A	1,779	4,021	2,171	2,173
Transfer agent fees–Class I	8,553	210,401	2,172	2,174
Transfer agent fees–Class R6	1,782	—	2,172	2,172
Trustees’ fees and expenses	761	7,336	1,011	1,153
Tax expense	2,209	2,209	2,647	2,541
Offering fees	—	—	6,823	6,834
Other fees	2,593	3,012	2,871	2,877

Total expenses before fee waiver/reimbursement	263,319	1,276,629	228,260	286,865
Expenses waived/reimbursed by:
Advisor	(126,084)	(397,175)	(128,466)	(127,228)

Net expenses	137,235	879,454	99,794	159,637

Net Investment Income	1,245,877	9,595,462	934,280	1,020,724

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(1,078,464)	(8,918,172)	(1,402,585)	(993,363)
Foreign currency transactions	(93,654)	27,296	(117,246)	(107,093)
Futures contracts	125,848	174,245	(294,969)	697,900
Swap agreements	(129,290)	95,841	(58,414)	1,256,155

Net realized gains/(losses)	(1,175,560)	(8,620,790)	(1,873,214)	853,599
Net change in unrealized appreciation/ (depreciation) on:
Investments	4,131,963	22,203,927	3,465,971	3,025,198
Foreign currency	7,197	(14,916)	6,049	52,789
Foreign currency exchange contracts	(7,647)	(207,950)	(122,052)	(138,066)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended

March 31, 2023 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Futures contracts	$(143,125)	$—	$272,955	(1,119,393)
Swap agreements	(84,377)	—	(247,078)	(1,979,898)

Net unrealized gains/(losses)	3,904,011	21,981,061	3,375,845	(159,370)

Change in net assets resulting from operations	$3,974,328	$22,955,733	$2,436,911	$1,714,953

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$1,245,877	$1,716,262
Net realized losses from investments, foreign currency, written options, futures contracts and swap contracts transactions	(1,175,560)	(2,818,617)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	3,904,011	(6,642,251)

Change in net assets resulting from operations	3,974,328	(7,744,606)

Distributions to Shareholders:
Class A	(826)	(1,321)
Class I	(1,070,832)	(1,719,310)
Class R6	(341)	(663)

Change in net assets resulting from shareholder distributions	(1,071,999)	(1,721,294)

Capital Transactions:
Proceeds from shares issued	4,062,077	9,281,136
Distributions reinvested	1,066,759	1,719,037
Cost of shares redeemed	(2,011,262)	(22,044)

Change in net assets resulting from capital transactions	3,117,574	10,978,129

Net increase in net assets	6,019,903	1,512,229
Net Assets:
Beginning of period	30,207,466	28,695,237

End of period	$36,227,369	$30,207,466

Share Transactions:
Issued	562,424	1,115,129
Reinvested	141,582	201,298
Redeemed	(280,423)	(2,609)

Change in shares resulting from capital transactions	423,583	1,313,818

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$9,595,462	$13,784,773
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(8,620,790)	(9,066,133)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and futures contracts	21,981,061	(44,456,103)

Change in net assets resulting from operations	22,955,733	(39,737,463)

Distributions to Shareholders:
Class A	(95,481)	(202,455)
Class I	(9,617,979)	(16,268,017)

Change in net assets resulting from shareholder distributions	(9,713,460)	(16,470,472)

Capital Transactions:
Proceeds from shares issued	133,027,755	259,560,711
Distributions reinvested	8,737,667	14,827,024
Cost of shares redeemed	(94,235,978)	(185,870,515)

Change in net assets resulting from capital transactions	47,529,444	88,517,220

Net increase in net assets	60,771,717	32,309,285
Net Assets:
Beginning of period	280,680,330	248,371,045

End of period	$341,452,047	$280,680,330

Share Transactions:
Issued	14,153,863	25,540,716
Reinvested	938,462	1,453,365
Redeemed	(10,038,294)	(18,659,416)

Change in shares resulting from capital transactions	5,054,031	8,334,665

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Core Plus Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period Ended September 30, 2022(a)
From Investment Activities
Operations:
Net investment income	$934,280	$989,744
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(1,873,214)	(3,695,964)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	3,375,845	(5,326,000)

Change in net assets resulting from operations	2,436,911	(8,032,220)

Distributions to Shareholders:
Class A	(65,971)	(75,065)
Class I	(481,884)	(588,490)
Class R6	(139,253)	(171,927)

Change in net assets resulting from shareholder distributions	(687,108)	(835,482)

Capital Transactions:
Proceeds from shares issued	—	50,000,000
Distributions reinvested	687,108	835,482
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	687,108	50,835,482

Net increase in net assets	2,436,911	41,967,780
Net Assets:
Beginning of period	41,967,780	—

End of period	$44,404,691	$41,967,780

Share Transactions:
Issued	—	5,000,000
Reinvested	82,703	92,912
Redeemed	—	—

Change in shares resulting from capital transactions	82,703	5,092,912

(a)For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Strategic Income Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period Ended September 30, 2022(a)
From Investment Activities
Operations:
Net investment income	$1,020,724	$940,642
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	853,599	488,421
Net change in unrealized depreciation on investments, foreign currency, futures contracts and swap contracts	(159,370)	(2,656,019)

Change in net assets resulting from operations	1,714,953	(1,226,956)

Distributions to Shareholders:
Class A	(175,366)	(66,020)
Class I	(1,261,307)	(531,813)
Class R6	(362,301)	(155,930)

Change in net assets resulting from shareholder distributions	(1,798,974)	(753,763)

Capital Transactions:
Proceeds from shares issued	—	50,000,000
Distributions reinvested	1,798,973	753,763
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	1,798,973	50,753,763

Net increase in net assets	1,714,952	48,773,044
Net Assets:
Beginning of period	48,773,044	—

End of period	$50,487,996	$48,773,044

Share Transactions:
Issued	—	5,000,000
Reinvested	190,064	77,470
Redeemed	—	—

Change in shares resulting from capital transactions	190,064	5,077,470

(a)For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$7.03	0.26	0.60	0.86	(0.23)	(0.23)	$7.66
Year Ended 9/30/22	9.77	0.48	(2.70)	(2.22)	(0.52)	(0.52)	7.03
Year Ended 9/30/21	9.78	0.45	0.04(b )	0.49	(0.50)	(0.50)	9.77
Year Ended 9/30/20	10.14	0.48	(0.38)	0.10	(0.46)	(0.46)	9.78
Year Ended 9/30/19	9.63	0.52	0.51	1.03	(0.52)	(0.52)	10.14
Year Ended 9/30/18	10.36	0.50	(0.85)	(0.35)	(0.38)	(0.38)	9.63
Class I
Six Months Ended 3/31/23 (Unaudited)	$7.17	0.27	0.61	0.88	(0.24)	(0.24)	$7.81
Year Ended 9/30/22	9.89	0.50	(2.73)	(2.23)	(0.49)	(0.49)	7.17
Year Ended 9/30/21	9.90	0.48	0.03(b )	0.51	(0.52)	(0.52)	9.89
Year Ended 9/30/20	10.23	0.47	(0.33)	0.14	(0.47)	(0.47)	9.90
Year Ended 9/30/19	9.71	0.55	0.52	1.07	(0.55)	(0.55)	10.23
Year Ended 9/30/18	10.41	0.51	(0.84)	(0.33)	(0.37)	(0.37)	9.71
Class R6
Six Months Ended 3/31/23 (Unaudited)	$7.20	0.28	0.62	0.90	(0.25)	(0.25)	$7.85
Year Ended 9/30/22	9.94	0.51	(2.76)	(2.25)	(0.49)	(0.49)	7.20
Year Ended 9/30/21	9.94	0.49	0.04(b )	0.53	(0.53)	(0.53)	9.94
Year Ended 9/30/20	10.27	0.48	(0.33)	0.15	(0.48)	(0.48)	9.94
Year Ended 9/30/19	9.74	0.56	0.52	1.08	(0.55)	(0.55)	10.27
Year Ended 9/30/18	10.42	0.53	(0.86)	(0.33)	(0.35)	(0.35)	9.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	12.27%	(c)	$ 28	1.04%	(d)	6.96%	(d)	14.81%	(d)	44%
Year Ended 9/30/22	(23.47)%		25	1.04%		5.67%		17.51%		98%
Year Ended 9/30/21	5.06%		15	1.04%		4.52%		43.25%		181%
Year Ended 9/30/20	1.06%		7	1.11%	(e)	4.95%		28.23%		249%
Year Ended 9/30/19	11.17%		21	1.12%		5.38%		20.37%		236%
Year Ended 9/30/18	(3.38)%		19	1.13%		5.05%		11.41%		364%
Class I
Six Months Ended 3/31/23 (Unaudited)	12.47%	(c)	$36,188	0.79%	(d)	7.14%	(d)	1.49%	(d)	44%
Year Ended 9/30/22	(23.27)%		30,173	0.79%		5.82%		1.65%		98%
Year Ended 9/30/21	5.28%		28,667	0.79%		4.76%		1.72%		181%
Year Ended 9/30/20	1.44%		21,356	0.85%	(e)	4.87%		2.14%		249%
Year Ended 9/30/19	11.48%		21,529	0.87%		5.62%		2.13%		236%
Year Ended 9/30/18	(3.26)%		23,952	0.88%		5.21%		2.18%		364%
Class R6
Six Months Ended 3/31/23 (Unaudited)	12.58%	(c)	$ 11	0.74%	(d)	7.27%	(d)	33.97%	(d)	44%
Year Ended 9/30/22	(23.27)%		10	0.74%		5.77%		31.35%		98%
Year Ended 9/30/21	5.35%		13	0.74%		4.82%		28.96%		181%
Year Ended 9/30/20	1.40%		12	0.79%	(e)	4.91%		31.83%		249%
Year Ended 9/30/19	11.57%		12	0.82%		5.67%		33.09%		236%
Year Ended 9/30/18	(3.18)%		11	0.84%		5.32%		34.20%		364%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.04%, 0.79% and 0.74% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2020.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$ 8.98	0.28	0.41	—	0.69	(0.29)	—	(0.29)	$ 9.38
Year Ended 9/30/22	10.89	0.47	(1.94)	—	(1.47)	(0.44)	—	(0.44)	8.98
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Year Ended 9/30/20	10.46	0.48	0.09	—	0.57	(0.47)	—	(0.47)	10.56
Year Ended 9/30/19	10.42	0.54	0.26	—	0.80	(0.76)	—	(0.76)	10.46
Year Ended 9/30/18	10.42	0.47	(0.10)	0.01	0.38	(0.38)	—	(0.38)	10.42
Class I
Six Months Ended 3/31/23 (Unaudited)	$ 9.07	0.29	0.42	—	0.71	(0.30)	—	(0.30)	$ 9.48
Year Ended 9/30/22	10.98	0.48	(1.95)	—	(1.47)	(0.44)	—	(0.44)	9.07
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98
Year Ended 9/30/20	10.52	0.51	0.10	—	0.61	(0.49)	—	(0.49)	10.64
Year Ended 9/30/19	10.47	0.58	0.25	—	0.83	(0.78)	—	(0.78)	10.52
Year Ended 9/30/18	10.46	0.47	(0.07)	—	0.40	(0.39)	—	(0.39)	10.47

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	7.90	%(c)	$ 3,090	0.82	%(d)	5.93	%(d)	1.21	%(d)	42%
Year Ended 9/30/22	(12.74)%		2,983	0.82%		4.45%		1.16%		75%
Year Ended 9/30/21	9.60%		3,727	0.82%		4.32%		1.18%		100%
Year Ended 9/30/20	5.64%		1,586	0.82%		4.64%		1.92%		187%
Year Ended 9/30/19	8.41%		460	0.82%		5.35%		2.50%		143%
Year Ended 9/30/18	3.71%		556	0.82	%(e)	4.56%		2.82%		158%
Class I
Six Months Ended 3/31/23 (Unaudited)	8.07	%(c)	$338,362	0.57	%(d)	6.21	%(d)	0.82	%(d)	42%
Year Ended 9/30/22	(12.57)%		277,697	0.57%		4.76%		0.82%		75%
Year Ended 9/30/21	9.89%		244,644	0.57%		4.57%		0.87%		100%
Year Ended 9/30/20	6.03%		128,846	0.57%		4.92%		1.10%		187%
Year Ended 9/30/19	8.58%		49,397	0.57%		5.66%		1.39%		143%
Year Ended 9/30/18	3.95%		38,469	0.56	%(e)	4.56%		1.49%		158%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning November 1, 2017, the net operating expenses were contractually limited to 0.82% and 0.57% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$ 8.24	0.17	0.29	0.46	(0.13)	(0.13)	$8.57
Period Ended 9/30/22(b)	10.00	0.18	(1.79)	(1.61)	(0.15)	(0.15)	8.24
Class I
Six Months Ended 3/31/23 (Unaudited)	$ 8.24	0.18	0.29	0.47	(0.13)	(0.13)	$8.58
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24
Class R6
Six Months Ended 3/31/23 (Unaudited)	$ 8.24	0.18	0.30	0.48	(0.14)	(0.14)	$8.58
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	5.76%(c)	$ 4,426	0.69%(d)	4.05%(d)	1.34%(d)	405%
Period Ended 9/30/22(e)	(16.32)%(c)	4,188	0.70%(d)	2.09%(d)	1.51%(d)	254%
Class I
Six Months Ended 3/31/23 (Unaudited)	5.82%(c)	$31,090	0.44%(d)	4.30%(d)	1.01%(d)	405%
Period Ended 9/30/22(e)	(16.06)%(c)	29,381	0.45%(d)	2.34%(d)	1.15%(d)	254%
Class R6
Six Months Ended 3/31/23 (Unaudited)	5.84%(c)	$ 8,889	0.39%(d)	4.35%(d)	1.04%(d)	405%
Period Ended 9/30/22(e)	(16.03)%(c)	8,399	0.40%(d)	2.39%(d)	1.19%(d)	254%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$ 9.60	0.19	0.14	0.33	(0.15)	(0.20)	(0.35)	$9.58
Period Ended 9/30/22(b)	10.00	0.17	(0.44)	(0.27)	(0.13)	—	(0.13)	9.60
Class I
Six Months Ended 3/31/23 (Unaudited)	$ 9.61	0.20	0.14	0.34	(0.16)	(0.20)	(0.36)	$9.59
Period Ended 9/30/22(b)	10.00	0.19	(0.43)	(0.24)	(0.15)	—	(0.15)	9.61
Class R6
Six Months Ended 3/31/23 (Unaudited)	$ 9.61	0.20	0.14	0.34	(0.16)	(0.20)	(0.36)	$9.59
Period Ended 9/30/22(b)	10.00	0.19	(0.42)	(0.23)	(0.16)	—	(0.16)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	3.44	%(c)	$ 5,032	0.87%(d)	3.82%(d)	1.43%(d)	427%
Period Ended 9/30/22(e)	(2.70	)%(c)	4,867	0.88%(d)	1.85%(d)	1.62%(d)	159%
Class I
Six Months Ended 3/31/23 (Unaudited)	3.64	%(c)	$35,349	0.62%(d)	4.07%(d)	1.10%(d)	427%
Period Ended 9/30/22(e)	(2.50	)%(c)	34,146	0.63%(d)	2.10%(d)	1.28%(d)	159%
Class R6
Six Months Ended 3/31/23 (Unaudited)	3.66	%(c)	$10,107	0.57%(d)	4.12%(d)	1.13%(d)	427%
Period Ended 9/30/22(e)	(2.46	)%(c)	9,760	0.58%(d)	2.15%(d)	1.32%(d)	159%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 24 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by Emerging Market Debt Fund, Core Plus Bond Fund and the Strategic Income Fund. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund and High Yield Bond Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair

NOTES TO FINANCIAL STATEMENTS

value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have

NOTES TO FINANCIAL STATEMENTS

occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the

NOTES TO FINANCIAL STATEMENTS

investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Foreign Government Bonds	$—	$27,085,599	$—	$27,085,599
Corporate Bonds	—	7,540,038	—	7,540,038
Investment Company	672,520	—	—	672,520
Municipal Bond	—	199,749	—	199,749
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	92,205	—	92,205
Credit default swaps	—	53,810	—	53,810

Total Assets	$672,520	$34,971,401	$—	$35,643,921

Liabilities:
Other Financial Instruments*
Credit default swaps	$—	$(28,082)	$—	$(28,082)
Foreign currency exchange contracts - forward contracts	—	(69,605)	—	(69,605)
Financial futures contracts	(78,520)	—	—	(78,520)

Total Liabilities	$(78,520)	$(97,687)	$—	$(176,207)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$5,023,239	$169,285	$5,192,524
Bermuda	—	2,325,181	—	2,325,181
Canada	—	15,940,903	—	15,940,903
Cayman Islands	—	3,287,330	—	3,287,330
France	—	11,091,003	—	11,091,003
Germany	—	8,343,638	—	8,343,638
India	—	1,164,861	—	1,164,861
Italy	—	3,839,931	—	3,839,931
Luxembourg	—	3,391,572	—	3,391,572
Mexico	—	1,233,765	—	1,233,765
Netherlands	—	892,722	—	892,722
Puerto Rico	—	2,308,367	—	2,308,367
United Arab Emirates	—	2,844,908	—	2,844,908
United Kingdom	—	8,560,143	—	8,560,143
United States	—	241,450,744	—	241,450,744
U.S. Treasury Obligations	—	13,500,627	—	13,500,627
Investment Company	9,238,870	—	—	9,238,870
Common Stocks
United Kingdom	—	6,526	—	6,526
United States	—	177,375	1,403	178,778
Rights/Warrants
Mexico	—	—	—	—
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	6,972	—	6,972

Total Assets	$9,238,870	$325,389,807	$170,688	$334,799,365

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(20,688)	$—	$(20,688)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$21,540,340	$—	$21,540,340
U.S. Government Agency Backed Mortgages	—	11,109,251	—	11,109,251
Collateralized Mortgage Obligations	—	7,000,523	—	7,000,523
Asset Backed Securities	—	3,483,342	—	3,483,342
U.S. Treasury Obligations	—	2,697,652	—	2,697,652
Bank Loans	—	1,958,346	—	1,958,346
Investment Company	800,074	—	—	800,074
Foreign Government Bonds	—	304,560	—	304,560
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	18,342	—	18,342
Financial futures contracts	203,566	—	—	203,566

Total Assets	$1,003,640	$48,112,356	$—	$49,115,996

Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$(33,782)	$—	$(33,782)
Foreign currency exchange contracts - forward contracts	—	(73,412)	—	(73,412)
Financial futures contracts	(135,109)	—	—	(135,109)
Credit default swaps	—	(179,673)	—	(179,673)

Total Liabilities	$(135,109)	$(286,867)	$—	$(421,976)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$23,741,365	$—	$23,741,365
U.S. Treasury Obligations	—	7,447,248	—	7,447,248
Collateralized Mortgage Obligations	—	7,005,343	—	7,005,343
Asset Backed Securities	—	3,841,204	—	3,841,204
Bank Loans	—	2,441,519	—	2,441,519
Investment Company	2,072,899	—	—	2,072,899
Foreign Government Bonds	—	347,617	—	347,617
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	7,851	—	7,851
Financial futures contracts	205,242	—	—	205,242

Total Assets	$2,278,141	$44,832,147	$—	$47,110,288

Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$(28,158)	$—	$(28,158)
Foreign currency exchange contracts - forward contracts	—	(84,672)	—	(84,672)
Credit default swaps	—	(397,851)	—	(397,851)
Financial futures contracts	(779,473)	—	—	(779,473)

Total Liabilities	$(779,473)	$(510,681)	$—	$(1,290,154)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

	BlueBay High Yield Bond Fund
	Common Stocks	Corporate Bonds– (Australia)
Balance as of 9/30/22(value)	$2,783	$231,956
Change in unrealized appreciation (depreciation)	(1,380)	(62,671)

Balance as of 3/31/23(value)	$1,403	$169,285

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

NOTES TO FINANCIAL STATEMENTS

Quantitative Information about Level 3 Fair Value Measurements

	Fund	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$169,285	Discounted Cash Flow	Discount Rate of Cash Flows	12.1% —18.6% (15.8%)
				Liquidity Discount	5.0% —7.5% (5.7%)
Common Stocks	High Yield Bond Fund	$1,403	Discounted Cash Flow	Discount Rate of Cash Flows	19.4% —21.9% (20.6%)
				Liquidity Discount	10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

NOTES TO FINANCIAL STATEMENTS

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2023, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2023, the total in-kind payments received by the High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Japanese treasury bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2023.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2023.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

NOTES TO FINANCIAL STATEMENTS

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2023.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional

NOTES TO FINANCIAL STATEMENTS

amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of March 31, 2023(1)

Statement of Assets and Liabilities Location

Asset Derivatives

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$53,810	$—	$—	$—
Interest Rate Risk:
Unrealized appreciation on futures contracts	—	—	203,566	205,242
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	92,205	6,972	18,342	7,851

Total	$146,015	$6,972	$221,908	$213,093

Liability Derivatives

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$28,082	$—	$179,673	$397,851
Interest Rate Risk:
Unrealized depreciation on interest rate swaps	—	—	33,782	28,158

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Unrealized depreciation on futures contracts	$78,520	$—	$135,109	$779,473
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	69,605	20,688	73,412	84,672

Total	$176,207	$20,688	$421,976	$1,290,154

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2023 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund

Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(129,290)	$95,841	$(178,681)	$(70,972)
Interest Rate Risk:
Interest rate swaps	—	—	120,267	1,327,127
Financial futures contracts	125,848	174,245	(294,969)	697,900
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(93,654)	27,296	(117,246)	(107,093)

Total	$(97,096)	$297,382	$(470,629)	$1,846,962

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund

Net Change in Unrealized Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$(84,377)	$—	$(82,805)	$(195,031)
Interest Rate Risk:
Interest rate swaps	—	—	(164,273)	(1,784,867)
Financial futures contracts	(143,125)	—	272,955	(1,119,393)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(7,647)	(207,950)	(122,052)	(138,066)

Total	$(235,149)	$(207,950)	$(96,175)	$(3,237,357)

(1) Not considered to be hedging instruments for accounting disclosure purposes.

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2023, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Futures long position (contracts)	—	—	108	38
Futures short position (contracts)	18	—	34	282
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$5,019,263	$4,765,000	$3,258,458	$3,658,257
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	2,692,953	2,227,342	1,457,556	1,388,532
Interest rate swaps (Notional Amount in U.S. Dollars)	—	—	134,681,000	122,802,500
Credit default swaps (Notional Amount in U.S. Dollars)	4,051,000	—	12,943,000	28,142,000

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.

NOTES TO FINANCIAL STATEMENTS

Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A	HSBC Bank Plc	Morgan Stanley	Total

Assets:
Forward Currency Exchange Contracts	$—	$90,980	$1,225	$—	$92,205
Swaps	53,810	—	—	—	53,810

Total Assets	53,810	90,980	1,225	—	146,015

Liabilities:
Forward Currency Exchange Contracts	—	69,605	—	—	69,605
Financial Futures Contracts	—	—	—	78,520	78,520
Swaps	—	—	—	28,082	28,082

Total Liabilities	—	69,605	—	106,602	176,207

Total Financial and Derivative Net Assets[1]	53,810	21,375	1,225	(106,602)	(30,192)

Net Amount[2]	$53,810	$21,375	$1,225	$(106,602)	$(30,192)

High Yield Bond Fund

	Citibank N.A.	Total
Assets:
Forward Currency Exchange Contracts	$6,972	$6,972

Total Assets	6,972	6,972

Liabilities:
Forward Currency Exchange Contracts	20,688	20,688

Total Liabilities	20,688	20,688

Total Financial and Derivative Net Assets[1]	(13,716)	(13,716)
Total Collateral (Received) Pledged[3]	13,716	13,716

Net Amount[2]	$—	$—

NOTES TO FINANCIAL STATEMENTS

Core Plus Bond Fund

	Citibank N.A.	Morgan Stanley	Total

Assets:
Forward Currency Exchange Contracts	$18,342	$—	$18,342
Financial Futures Contracts	—	203,566	203,566

Total Assets	18,342	203,566	221,908

Liabilities:
Forward Currency Exchange Contracts	73,412	—	73,412
Financial Futures Contracts	—	135,109	135,109
Swaps	—	213,455	213,455

Total Liabilities	73,412	348,564	421,976

Total Financial and Derivative Net Assets[1]	(55,070)	(144,998)	(200,068)
Total Collateral (Received) Pledged[2]	55,070	—	55,070

Net Amount[3]	$—	$(144,998)	$(144,998)

Strategic Income Fund

	Citibank N.A.	Morgan Stanley	Total

Assets:
Forward Currency Exchange Contracts	$7,851	$—	$7,851
Financial Futures Contracts	—	205,242	205,242

Total Assets	7,851	205,242	213,093

Liabilities:
Forward Currency Exchange Contracts	84,672	—	84,672
Financial Futures Contracts	—	779,473	779,473
Swaps	—	426,009	426,009

Total Liabilities	84,672	1,205,482	1,290,154

Total Financial and Derivative Net Assets[1]	(76,821)	(1,000,240)	(1,077,061)
Total Collateral (Received) Pledged[2]	76,821	—	76,821

Net Amount[3]	$—	$(1,000,240)	$(1,000,240)

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

3 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the affiliated money market fund.

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2022	Purchases	Sales	Value March 31, 2023	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Emerging Market Debt Fund	$2,571,521	$10,308,138	$12,207,139	$672,520	$14,346
High Yield Bond Fund	7,884,517	121,750,992	120,396,639	9,238,870	143,526
Core Plus Bond Fund	3,468,902	49,940,238	52,609,066	800,074	40,422
Strategic Income Fund	8,444,957	61,381,415	67,753,473	2,072,899	965,303

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%

This expense limitation agreement is in place until January 31, 2024 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/20	FYE 9/30/21	FYE 9/30/22	FYE 9/30/23	Total
Emerging Market Debt Fund	$144,146	$262,011	$233,671	$125,453	$765,281
High Yield Bond Fund	232,251	535,173	704,969	391,535	1,863,928
Core Plus Bond Fund	N/A	N/A	304,698	126,870	431,568
Strategic Income Fund	N/A	N/A	300,597	124,620	425,217

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the period ended March 31, 2023, the amount waived was $631, $5,640, $1,596 and $2,608 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund and High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund are sub-advised by BlueBay, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $84,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital in each Fund to provide each Fund or share class with its initial investment assets. The table below shows, as of March 31, 2023, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$36,227,369	1,437	0.0%
Core Plus Bond Fund	$44,404,692	5,175,614	100.0%
Strategic Income Fund	$50,487,996	5,267,533	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2023, there were no fees waived by the Distributor.

NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2023.

For the period ended March 31, 2023, the Distributor received commissions of $3,700 for front-end sales charges of Class A shares of the Funds, of which $3,700 was paid to affiliated broker-dealers and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2023 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$18,355,898	$11,462,084	$782,750	$2,403,538
High Yield Bond Fund	150,071,946	110,054,962	12,877,447	12,888,742
Core Plus Bond Fund	139,368,259	142,620,917	49,062,293	51,085,484
Strategic Income Fund	161,134,175	163,448,158	18,495,512	18,452,346

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$21,622	$799,976	$1,434,024
Distributions reinvested	826	1,321	95,027	198,485
Cost of shares redeemed	(1)	(4,893)	(921,183)	(1,720,571)

Change in Class A	$825	$18,050	$(26,180)	$(88,062)

Class I
Proceeds from shares issued	$4,062,077	$9,259,514	$132,227,779	$258,126,687
Distributions reinvested	1,065,592	1,717,053	8,642,640	14,628,539
Cost of shares redeemed	(2,011,261)	(17,151)	(93,314,795)	(184,149,944)

Change in Class I	$3,116,408	$10,959,416	$47,555,624	$88,605,282

Class R6
Distributions reinvested	$341	$663	$—	$—

Change in Class R6	$341	$663	$—	$—

Change in net assets resulting from capital transactions	$3,117,574	$10,978,129	$47,529,444	$88,517,220

NOTES TO FINANCIAL STATEMENTS

	Emerging Market Debt Fund		High Yield Bond Fund

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

SHARE TRANSACTIONS:
Class A
Issued	—	2,378	86,224	139,226
Reinvested	—	158	10,312	19,447
Redeemed	—	(548)	(99,639)	(168,456)

Change in Class A	—	1,988	(3,103)	(9,783)

Class I
Issued	562,424	1,112,751	14,067,639	25,401,490
Reinvested	141,582	201,064	928,150	1,433,918
Redeemed	(280,423)	(2,061)	(9,938,655)	(18,490,960)

Change in Class I	423,583	1,311,754	5,057,134	8,344,448

Class R6
Reinvested	—	76	—	—

Change in Class R6	—	76	—	—

Change in shares resulting from capital transactions	423,583	1,313,818	5,054,031	8,334,665

	Core Plus Bond Fund		Strategic Income Fund

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period Ended September 30, 2022(a)	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period Ended September 30, 2022(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$5,000,000	$—	$5,000,000
Distributions reinvested	65,971	75,065	175,364	66,020

Change in Class A	$65,971	$5,075,065	$175,364	$5,066,020

Class I
Proceeds from shares issued	$—	$35,000,000	$—	$35,000,000
Distributions reinvested	481,884	588,490	1,261,308	531,813

Change in Class I	$481,884	$35,588,490	$1,261,308	$35,531,813

Class R6
Proceeds from shares issued	$—	$10,000,000	$—	$10,000,000
Distributions reinvested	139,253	171,927	362,301	155,930

Change in Class R6	$139,253	$10,171,927	$362,301	$10,155,930

Change in net assets resulting from capital transactions	$687,108	$50,835,482	$1,798,973	$50,753,763

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund		Strategic Income Fund

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period Ended September 30, 2022(a)	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period Ended September 30, 2022(a)

SHARE TRANSACTIONS:
Class A
Issued	—	500,000	—	500,000
Reinvested	7,944	8,371	18,533	6,790

Change in Class A	7,944	508,371	18,533	506,790

Class I
Issued	—	3,500,000	—	3,500,000
Reinvested	57,988	65,434	133,256	54,656

Change in Class I	57,988	3,565,434	133,256	3,554,656

Class R6
Issued	—	1,000,000	—	1,000,000
Reinvested	16,771	19,107	38,275	16,024

Change in Class R6	16,771	1,019,107	38,275	1,016,024

Change in shares resulting from capital transactions	82,703	5,092,912	190,064	5,077,470

(a)For the period from November 1, 2021 (commencement of operations) to September 30, 2022.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$40,355,418	$667,419	$(5,524,932)	$(4,857,513)
High Yield Bond Fund	353,587,232	1,687,988	(20,482,827)	(18,794,839)
Core Plus Bond Fund	50,712,470	519,808	(2,338,190)	(1,818,382)
Strategic Income Fund	48,838,967	418,168	(2,359,940)	(1,941,772)

NOTES TO FINANCIAL STATEMENTS

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, significant debt modifications and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2022 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$1,721,294	$—	$1,721,294	$1,721,294
High Yield Bond Fund	15,858,016	612,456	16,470,472	16,470,472
Core Plus Bond Fund	835,482	—	835,482	835,482
Strategic Income Fund	753,763	—	753,763	753,763

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2023.

As of September 30, 2022, the Emerging Market Debt Fund and the Core Plus Bond Fund had short-term capital loss carryforwards of $6,287,066 and $2,774,814 and long-term capital loss carryforwards of $1,164,496 and $1,252,944 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The RBC Bluebay High Yield Bond Fund had deferred qualified late-year short-term losses of $6,302,190 and deferred qualified late-year long-term losses $3,261,756 which will be treated as arising on the first business day of the fiscal year ending September 30, 2023.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2023, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

NOTES TO FINANCIAL STATEMENTS

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2023, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
High Yield Bond Fund	2	50.7%

In addition, three unaffiliated shareholders in aggregate owned 97.2% of the Emerging Market Debt Fund as of March, 31, 2023. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Currency Risk:

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars.

Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investment denominated in that currency. Currency markets generally are not as regulated as securities markets.

11. Subsequent Events:

In July 2022, RBC Global Asset Management announced that it would be consolidating the operations of BlueBay Asset Management LLP with its UK-based asset management affiliate RBC Global Asset Management (UK) Limited (“RBC GAM UK”). The consolidation was completed on April 1, 2023, and

NOTES TO FINANCIAL STATEMENTS

as a result, RBC GAM UK has become the sub-advisor to RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. In conjunction with the consolidation, the Funds’ Board of Trustees approved a new sub-advisory agreement between the RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund and RBC GAM UK (the “New Agreement”). Shareholder approval was not required for the New Agreement. The New Agreement will not involve an increase in the fees payable by, or reductions in services rendered to the Funds.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% (3.75% for the Core Plus Bond Fund and Strategic Income Fund) and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund, Core Plus Bond Fund and Strategic Income Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22–3/31/23	Annualized Expense Ratio During Period 10/1/22–3/31/23
Emerging Market Debt Fund
	Class A	$1,000.00	$1,122.70	$5.56	1.04%
	Class I	1,000.00	1,124.70	4.23	0.79%
	Class R6	1,000.00	1,125.80	3.97	0.74%
High Yield Bond Fund
	Class A	1,000.00	1,079.00	4.30	0.82%
	Class I	1,000.00	1,080.70	2.99	0.57%
Core Plus Bond Fund
	Class A	1,000.00	1,057.60	0.00	0.00%
	Class I	1,000.00	1,058.20	0.00	0.00%
	Class R6	1,000.00	1,058.40	0.00	0.00%
Strategic Income Fund
	Class A	1,000.00	1,034.40	0.00	0.00%
	Class I	1,000.00	1,036.40	0.00	0.00%
	Class R6	1,000.00	1,036.60	0.00	0.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22-3/31/23	Annualized Expense Ratio During Period 10/1/22-3/31/23
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.96	$5.30	1.04%
	Class I	1,000.00	1,021.22	4.02	0.79%
	Class R6	1,000.00	1,021.48	3.77	0.74%
High Yield Bond Fund
	Class A	1,000.00	1,021.07	4.18	0.82%
	Class I	1,000.00	1,022.33	2.91	0.57%
Core Plus Bond Fund
	Class A	1,000.00	1,025.21	0.00	0.00%
	Class I	1,000.00	1,025.21	0.00	0.00%
	Class R6	1,000.00	1,025.21	0.00	0.00%
Strategic Income Fund
	Class A	1,000.00	1,025.21	0.00	0.00%
	Class I	1,000.00	1,025.21	0.00	0.00%
	Class R6	1,000.00	1,025.21	0.00	0.00%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program for the RBC Funds established in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). RBC Global Asset Management (U.S.) Inc. (“RBC GAM”), the investment adviser to each Fund, serves as the Program Administrator and administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee.

RBC GAM, as Program Administrator, provided the Board with a report addressing the operation of the Program during the year ending December 31, 2022 and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum and any material changes to the Program.

I. Key Conclusions of the Report

During the review period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund, and no Fund was required to set a highly liquid investments minimum. There were no material changes to the Program implemented during the review period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the review period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and provided quarterly reports to the Board throughout the review period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the review period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

B. Review of Initial Liquidity Risk

During the review period, four new RBC Funds were launched. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns.

C. Portfolio Holdings Classifications

During the review period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the review period, the Funds also classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the review period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the review period.

Classification Review. As required by the Liquidity Rule, the Program Administrator reviewed the Funds’ liquidity classifications on a monthly basis as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. Due to the Russian-Ukrainian conflict, there were widespread sanctions against Russian-affiliated assets resulting in affected Russian holdings being classified as illiquid. During the review period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. Highly Liquid Investments Minimum

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and, with one exception, each Fund qualified as a PHLF on an ongoing basis during the review period as described in the Report. The newly launched RBC International Small Cap Equity Fund did not initially qualify as a PHLF, however, it was expected to meet the relevant threshold as soon as its access to all the relevant trading markets had been completed. Accordingly, a highly liquid investments minimum was not required for any Fund during the review period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the review period did any Fund breach the 15% limit.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

F. Redemptions in Kind

There were no planned redemptions in-kind effected during the review period.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2023.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

Semi-Annual Report For the six months ended March 31, 2023 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund

	RBC Funds
About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of	Portfolio Managers	1
Contents	Performance Summary	3
	Fund Statistics
	- RBC SMID Cap Growth Fund	6
	- RBC Enterprise Fund	7
	- RBC Small Cap Core Fund	8
	- RBC Microcap Value Fund	9
	- RBC Small Cap Value Fund	10
	Schedules of Portfolio Investments	11
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	40
	- Statements of Changes in Net Assets	42
	Financial Highlights	47
	Notes to Financial Statements	60
	Share Class Information	73
	Supplemental Information	74
	Statement Regarding Liquidity Risk Management Program	76

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance James

Senior Portfolio Manager

Lance is Senior Equity Portfolio Manager, U.S. Equities Core and Value at RBC GAM-US and is responsible for portfolio management of the Small Cap Core Fund, Enterprise Fund, Microcap Value Fund and Small Cap Value Fund. He also conducts research for these strategies. Before joining the organization in 2006, Lance was a portfolio manager and research analyst for two large American asset management firms. During his tenure with these firms, he served as head of their small/mid cap value team. Lance began his career in the investment industry in 1980.

Lance James

Kenneth Tyszko, CFA

Managing Director and Senior Portfolio Manager

Ken is a senior portfolio manager and head of the U.S. Small and Mid-Cap Growth Team at RBC GAM-US and responsible for management of the SMID Cap Growth Fund. In this role, he provides fundamental research and portfolio management for small, SMID and mid cap growth strategies. Prior to joining the organization in 2001, Ken served as a portfolio manager for several U.S.-based asset management companies. His background also includes experience at an international accounting and consulting firm. Ken has been a guest on Bloomberg Television, Bloomberg Radio, CNBC and WebFN. He joined the investment industry in 1984.

Kenneth Tyszko, CFA

Rich Drage, CFA

Portfolio Manager

Rich is a member of RBC GAM-US’s U.S. Small and Mid-Cap Growth Team and is a portfolio manager for SMID Cap Growth Fund. In this role, he provides fundamental research and portfolio management for the firm’s small, SMID and mid cap growth strategies in the U.S. Rich joined the organization in 2009 from a global quantitative trading firm, where he was a senior research analyst. Before that, he worked as a senior equity analyst for a private investment management firm. Rich’s previous experience also includes various research and portfolio management responsibilities at several different investment management firms based in the U.S. He began his career in the investment industry in 1994.

Richard Drage, CFA

1

PORTFOLIO MANAGERS

Eric Autio

Eric Autio

Portfolio Manager

Eric is a senior equity analyst at RBC GAM-US. He provides research and analysis for the U.S. Microcap Core, Small Cap Core and Small Cap Value Strategies and serves as a co-portfolio manager for Small Cap Value Fund. Prior to joining the organization in 2014, he was senior equity analyst and partner at an Atlanta-based investment management boutique firm where he served as an industry generalist on the small and SMID cap value team. Previously, Eric was research analyst and vice president at an investment banking company covering a diverse range of sectors including retail, industrials and business services. He also served as director of a real estate firm based in Charlotte, managing its North Carolina commercial real estate research and software products portfolio. Eric’s experience also includes working in the capital management group of a large global financial services company. He began his career in the investment industry since 2002.

Murphy O’Flaherty

Murphy O’Flaherty

Portfolio Manager

Murphy is a portfolio manager and senior equity analyst at RBC GAM-US providing research for the U.S. Microcap Core, Small Cap Core and Small Cap Value investment strategies. She is also co-portfolio manager for the Enterprise Fund. Prior to joining the firm in 2015, she was executive director at a large global full-service brokerage and investment bank. In that role, she utilized fundamental equity research to advise and make stock recommendations to asset managers employing all major investment strategies within all market capitalizations. Previously, Murphy served in a similar role as director at a large Canadian financial institution. She also worked in equities and fixed income for two separate global financial services companies. Murphy has worked in the investment industry since 1995.

2

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	10 Year	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2023 (Unaudited)

RBC SMID Cap Growth Fund(c)
Class A
- Including Max Sales Charge of 5.75%	(8.39)%	8.91%	9.79%
- At Net Asset Value	(2.79)%	10.20%	10.45%	1.07%	1.27%
Class I
- At Net Asset Value	(2.51)%	10.49%	10.72%	0.82%	1.04%
Class R6
- At Net Asset Value	(2.50)%	10.53%	10.80%	0.77%	18.45%

Russell 2500 Growth Index(d)	(10.35)%	6.82%	10.05%
RBC Enterprise Fund
Class A
- Including Max Sales Charge of 5.75%	(12.84)%	2.01%	4.85%
- At Net Asset Value	(7.54)%	3.23%	5.47%	1.34%	2.03%
Class I
- At Net Asset Value	(7.30)%	3.49%	5.73%	1.09%	1.28%

Russell Microcap Index(d)	(17.93)%	2.96%	7.27%
RBC Small Cap Core Fund(e)
Class A
- Including Max Sales Charge of 5.75%	(10.34)%	1.01%	5.30%
- At Net Asset Value	(4.86)%	2.22%	5.93%	1.16%	1.69%
Class I
- At Net Asset Value	(4.59)%	2.49%	6.20%	0.91%	1.29%
Class R6
- At Net Asset Value	(4.59)%	2.48%	6.21%	0.88%	1.45%

Russell 2000 Index(d)	(11.61)%	4.71%	8.04%
RBC Microcap Value Fund
Class A
- Including Max Sales Charge of 5.75%	(12.10)%	4.16%	7.32%
- At Net Asset Value	(6.74)%	5.40%	7.96%	1.35%	1.60%
Class I
- At Net Asset Value	(6.49)%	5.67%	8.23%	1.10%	1.21%

Russell Microcap Value Index(d)	(18.18)%	3.78%	7.96%

3

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2023 (Unaudited)

RBC Small Cap Value Fund(f)
Class A
- Including Max Sales Charge of 5.75%	(11.67)%	0.63%	4.50%
- At Net Asset Value	(6.29)%	1.82%	5.25%	1.11%	33.12%
Class I
- At Net Asset Value	(6.57)%	1.97%	5.38%	0.86%	1.23%
Class R6
- At Net Asset Value	(5.94)%	2.13%	5.52%	0.81%	1.28%

Russell 2000 Value Index(d)	(12.96)%	4.55%	6.07%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 27, 2023. For current expense ratio information, please see the Financial Highlights starting on page 47.

(b)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at the levels shown in the Funds’ prospectus until January 31, 2024.

(c)

The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect the fees and expenses of Class R6.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but does not include sales fees or operating expenses. You cannot invest directly in indices.

(e)

The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect the fees and expenses of Class R6.

(f)

The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares, November 21, 2016 for Class R6 shares and January 28, 2021 for Class A shares. The performance in the table for the Class R6 shares prior to November 21, 2016 and for Class A shares prior to January 28, 2021 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect the fees and expenses of Classes R6 and Class A, respectively. The performance of the index since inception of the Fund is calculated from December 3, 2014.

4

PERFORMANCE SUMMARY (UNAUDITED)

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities.

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index.

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index.

You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual Fund investing involves risk. Principal loss is possible.

5

FUND STATISTICS (UNAUDITED)
RBC SMID Cap Growth Fund
Investment Objective	The Fund seeks long-term capital appreciation.
Benchmark	Russell 2500 Growth Index
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/23) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/23) (%	TechnipFMC Plc Merit Medical Systems, Inc. Diodes, Inc. Novanta, Inc. Applied Industrial Technologies, Inc.	2.35% 2.26% 1.93% 1.92% 1.78%	Kinsale Capital Group, Inc. WEX, Inc. Silicon Laboratories, Inc. Bio-Techne Corp. Onto Innovation, Inc.	1.70% 1.67% 1.66% 1.66% 1.63%
of Fund’s net assets)	*A listing of all portfolio holdings can be found beginning on page 11
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

6

FUND STATISTICS (UNAUDITED)

RBC Enterprise Fund
The Fund seeks long-term growth of capital.				Investment
Objective
Russell Microcap Index				Benchmark
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/23) (% of Fund’s net assets)

Lantheus Holdings, Inc. Ducommun, Inc. Magnolia Oil & Gas Corp. Insteel Industries, Inc. Napco Security Technologies, Inc.	3.93% 3.78% 2.65% 2.63% 2.42%	Allied Motion Technologies, Inc. Super Micro Computer, Inc. iShares Biotechnology ETF MGP Ingredients, Inc. Par Pacific Holdings, Inc.	2.35% 2.34% 2.30% 2.25% 2.22%	Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of

*A listing of all portfolio holdings can be found beginning on page 14				Fund’s net assets)
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

7

FUND STATISTICS (UNAUDITED)
RBC Small Cap Core Fund
Investment Objective	The Fund seeks long-term growth of capital.
Benchmark	Russell 2000 Index
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/23) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of	Ducommun, Inc. Lantheus Holdings, Inc. Atkore, Inc. Compass Diversified Holdings Magnolia Oil & Gas Corp.	4.12% 3.79% 3.74% 3.25% 2.88%	Barrett Business Services, Inc. Nexstar Media Group, Inc. PDC Energy, Inc. Par Pacific Holdings, Inc. Columbus McKinnon Corp.	2.66% 2.55% 2.50% 2.48% 2.47%
Fund’s net assets)	*A listing of all portfolio holdings can be found beginning on page 17
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

8

FUND STATISTICS (UNAUDITED)

RBC Microcap Value Fund
The Fund seeks long-term growth of capital.						Investment Objective
Russell Microcap Value Index						Benchmark
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/23) (% of Fund’s net assets)

Ducommun, Inc. Federal Agricultural Mortgage Corp. Ingles Markets, Inc. Enova International, Inc. Consumer Portfolio Services, Inc.	1.42 1.10 0.96 0.94 0.89	% % % % %	Stride, Inc. North American Construction Group Ltd. LSI Industries, Inc. Miller Industries, Inc. TravelCenters of America, Inc.	0.85 0.83 0.82 0.78 0.76	% % % % %	Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of
*A listing of all portfolio holdings can be found beginning on page 20						Fund’s net assets)
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

9

FUND STATISTICS (UNAUDITED)
RBC Small Cap Value Fund
Investment Objective	The Fund seeks long-term capital appreciation.
Benchmark	Russell 2000 Value Index
Asset Allocation as of 3/31/23 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/23) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/23) (% of	Southwest Gas Holdings, Inc. Columbus McKinnon Corp. Ducommun, Inc. Compass Diversified Holdings Reliance Steel & Aluminum Co. Par Pacific Holdings, Inc.	3.78 2.42 2.34 2.20 2.16 2.11	% % % % % %	Reinsurance Group of America, Inc. SPDR S&P Biotech ETF iShares Russell 2000 Value ETF Community Healthcare Trust, Inc.	2.03 2.02 2.01 1.96	% % % %

Fund’s net assets)	*A listing of all portfolio holdings can be found beginning on page 33
Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks — 97.68%
Communication Services — 3.19%
8,577	Nexstar Media Group, Inc., Class A	$1,480,905
51,048	PubMatic, Inc., Class A*	705,483
19,670	TechTarget, Inc.*	710,480

		2,896,868

Consumer Discretionary — 12.75%
6,360	Burlington Stores, Inc.*	1,285,356
12,599	Columbia Sportswear Co.	1,136,934
10,782	Dorman Products, Inc.*	930,055
11,540	Fox Factory Holding Corp.*	1,400,610
16,039	Gentherm, Inc.*	969,076
9,806	Installed Building Products, Inc.	1,118,178
10,428	LCI Industries	1,145,724
23,110	Ollie’s Bargain Outlet Holdings, Inc.*	1,338,994
14,360	Planet Fitness, Inc., Class A*	1,115,341
10,630	Texas Roadhouse, Inc.	1,148,678

		11,588,946

Consumer Staples — 2.93%
5,745	Casey’s General Stores, Inc.	1,243,563
23,471	Performance Food Group Co.*	1,416,240

		2,659,803

Energy — 2.35%
156,600	TechnipFMC Plc*	2,137,590

Financials — 6.52%
11,226	FirstCash Holdings, Inc.	1,070,624
5,612	Jack Henry & Associates, Inc.	845,841
5,157	Kinsale Capital Group, Inc.	1,547,873
16,000	Stifel Financial Corp.	945,440
8,243	WEX, Inc.*	1,515,805

		5,925,583

Health Care — 17.94%
18,691	Azenta, Inc.*	833,992
20,280	Bio-Techne Corp.	1,504,573
35,460	Certara, Inc.*	854,941
5,060	Charles River Laboratories International, Inc.*	1,021,209
13,947	Haemonetics Corp.*	1,154,114
14,434	HealthEquity, Inc.*	847,420
10,570	Henry Schein, Inc.*	861,878
15,790	Integer Holdings Corp.*	1,223,725
18,765	Integra LifeSciences Holdings Corp.*	1,077,299
5,980	Medpace Holdings, Inc.*	1,124,539
27,738	Merit Medical Systems, Inc.*	2,051,225
42,810	Neogen Corp.*	792,841

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
19,760	Omnicell, Inc.*	$1,159,319
6,200	Repligen Corp.*	1,043,832
11,790	STAAR Surgical Co.*	753,971

		16,304,878

Industrials — 20.03%
6,830	AGCO Corp.	923,416
23,624	Ameresco, Inc., Class A*	1,162,773
11,383	Applied Industrial Technologies, Inc.	1,617,866
10,310	ASGN, Inc.*	852,328
3,290	CACI International, Inc., Class A*	974,761
7,965	ExlService Holdings, Inc.*	1,288,976
14,629	Helios Technologies, Inc.	956,737
12,722	ICF International, Inc.	1,395,603
8,530	John Bean Technologies Corp.	932,244
6,507	Landstar System, Inc.	1,166,445
27,554	Mercury Systems, Inc.*	1,408,560
7,691	MSC Industrial Direct Co., Inc., Class A	646,044
5,760	RBC Bearings, Inc.*	1,340,525
7,780	Tetra Tech, Inc.	1,142,960
11,359	Westinghouse Air Brake Technologies Corp.	1,147,940
12,829	Woodward, Inc.	1,249,160

		18,206,338

Information Technology — 25.87%
15,057	Altair Engineering, Inc., Class A*	1,085,760
10,073	Badger Meter, Inc.	1,227,093
8,229	CyberArk Software Ltd.*	1,217,727
18,889	Diodes, Inc.*	1,752,144
24,740	Dynatrace, Inc.*	1,046,502
16,261	Envestnet, Inc.*	954,033
24,788	ePlus, Inc.*	1,215,603
3,995	F5, Inc.*	582,032
8,330	Five9, Inc.*	602,176
4,256	Globant SA*	698,027
4,238	Littelfuse, Inc.	1,136,165
8,253	Manhattan Associates, Inc.*	1,277,977
10,956	Novanta, Inc.*	1,742,990
16,880	Onto Innovation, Inc.*	1,483,414
5,480	Paylocity Holding Corp.*	1,089,314
17,470	Perficient, Inc.*	1,261,159
14,670	Plexus Corp.*	1,431,352
34,880	Sapiens International Corp. NV	757,594
8,630	Silicon Laboratories, Inc.*	1,511,027
9,432	SPS Commerce, Inc.*	1,436,494

		23,508,583

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
Materials — 4.96%
8,775	AptarGroup, Inc.	$1,037,117
7,638	Balchem Corp.	966,054
16,933	HB Fuller Co.	1,159,064
5,222	Reliance Steel & Aluminum Co.	1,340,697

		4,502,932

Real Estate — 1.14%
10,374	Lamar Advertising Co., REIT, Class A	1,036,259

Total Common Stocks		88,767,780

(Cost $71,350,293)

Investment Company — 2.33%
2,111,841	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,111,841

Total Investment Company		2,111,841

(Cost $2,111,841)

Total Investments		$90,879,621
(Cost $73,462,134)(b) — 100.01%

Liabilities in excess of other assets — (0.01)%		(6,733)

NET ASSETS — 100.00%		$90,872,888

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks — 91.21%
Communication Services — 0.26%
18,022	Gray Television, Inc.	$157,152

Consumer Discretionary — 10.23%
48,667	Delta Apparel, Inc.*	535,337
124,810	Destination XL Group, Inc.*	687,703
36,800	G-III Apparel Group Ltd.*	572,240
29,753	Lakeland Industries, Inc.	434,394
32,880	Lazydays Holdings, Inc.*	383,710
14,564	Malibu Boats, Inc., Class A*	822,138
8,600	Oxford Industries, Inc.	908,074
15,613	Patrick Industries, Inc.	1,074,330
48,490	Ruth’s Hospitality Group, Inc.	796,206

		6,214,132

Consumer Staples — 3.71%
9,180	John B Sanfilippo & Son, Inc.	889,726
14,130	MGP Ingredients, Inc.	1,366,653

		2,256,379

Energy — 7.37%
23,000	Delek US Holdings, Inc.	527,850
73,600	Magnolia Oil & Gas Corp., Class A	1,610,368
46,140	Par Pacific Holdings, Inc.*	1,347,288
15,500	PDC Energy, Inc.	994,790

		4,480,296

Financials — 12.72%
10,400	Amerisafe, Inc.	509,080
25,300	Banc of California, Inc.	317,009
6,000	Cambridge Bancorp	388,860
63,098	Compass Diversified Holdings	1,203,910
23,770	First Bancorp/Southern Pines, NC	844,310
13,250	German American Bancorp, Inc.	442,153
33,666	Mercantile Bank Corp.	1,029,506
11,930	Northrim BanCorp, Inc.	562,857
13,080	Preferred Bank/Los Angeles, CA	716,915
6,600	Silvercrest Asset Management Group, Inc., Class A	119,988
9,280	Southern First Bancshares, Inc.*	284,896
34,602	Stellar Bancorp, Inc.	851,555
8,340	Stock Yards Bancorp, Inc.	459,868

		7,730,907

Health Care — 8.87%
27,500	Apollo Medical Holdings, Inc.*	1,002,925
31,010	Inotiv, Inc.*	134,273
28,930	Lantheus Holdings, Inc.*	2,388,461

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
27,840	Surmodics, Inc.*	$634,195
9,500	UFP Technologies, Inc.*	1,233,480

		5,393,334

Industrials — 23.81%
145,210	ACCO Brands Corp.	772,517
36,955	Allied Motion Technologies, Inc.	1,428,311
13,930	Barrett Business Services, Inc.	1,234,755
10,358	Casella Waste Systems, Inc., Class A*	856,192
20,880	CBIZ, Inc.*	1,033,351
32,210	Columbus McKinnon Corp.	1,196,924
25,300	Douglas Dynamics, Inc.	806,817
41,988	Ducommun, Inc.*	2,297,164
27,646	Greenbrier Cos., Inc. (The)	889,372
57,433	Insteel Industries, Inc.	1,597,786
20,680	Northwest Pipe Co.*	645,836
6,053	NV5 Global, Inc.*	629,331
6,700	Standex International Corp.	820,348
16,599	Willdan Group, Inc.*	259,276

		14,467,980

Information Technology — 15.73%
93,670	AXT, Inc.*	372,807
26,700	Cohu, Inc.*	1,025,013
31,500	Model N, Inc.*	1,054,305
39,130	Napco Security Technologies, Inc.*	1,470,505
5,153	Novanta, Inc.*	819,791
14,890	Onto Innovation, Inc.*	1,308,533
15,962	PC Connection, Inc.	717,652
24,526	Sapiens International Corp. NV	532,705
13,370	Super Micro Computer, Inc.*	1,424,573
20,015	Vishay Precision Group, Inc.*	835,826

		9,561,710

Materials — 4.66%
93,479	FutureFuel Corp.	689,875
28,537	Koppers Holdings, Inc.	997,939
9,870	Materion Corp.	1,144,920

		2,832,734

Real Estate — 3.05%
112,910	Braemar Hotels & Resorts, Inc., REIT	435,833
60,100	Chatham Lodging Trust	630,449
11,700	Community Healthcare Trust, Inc., REIT	428,220
24,070	UMH Properties, Inc., REIT	355,995

		1,850,497

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
Utilities — 0.80%
8,510	Unitil Corp.	$485,410

Total Common Stocks		55,430,531

(Cost $36,679,269)

Exchange Traded Funds — 5.35%
10,840	iShares Biotechnology ETF	1,400,094
5,920	iShares Russell Microcap Index Fund	618,699
16,200	SPDR S&P Biotech ETF*	1,234,602

Total Exchange Traded Funds		3,253,395

(Cost $3,489,510)

Investment Company — 3.78%
2,295,896	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,295,896

Total Investment Company		2,295,896

(Cost $2,295,896)

Total Investments		$60,979,822
(Cost $42,464,675)(b) — 100.34%

Liabilities in excess of other assets — (0.34)%		(204,865)

NET ASSETS — 100.00%		$60,774,957

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks — 95.76%
Communication Services — 2.55%
6,204	Nexstar Media Group, Inc., Class A	$1,071,183

Consumer Discretionary — 14.99%
1,781	Deckers Outdoor Corp.*	800,649
5,130	Fox Factory Holding Corp.*	622,628
11,373	G-III Apparel Group Ltd.*	176,850
3,530	Group 1 Automotive, Inc.	799,263
3,902	LCI Industries	428,713
8,102	Malibu Boats, Inc., Class A*	457,358
5,840	Oxford Industries, Inc.	616,646
9,894	Patrick Industries, Inc.	680,806
24,087	Ruth’s Hospitality Group, Inc.	395,508
18,230	Taylor Morrison Home Corp.*	697,480
28,596	Topgolf Callaway Brands Corp.*	618,245

		6,294,146

Consumer Staples — 3.63%
25,838	Hostess Brands, Inc.*	642,850
2,237	Medifast, Inc.	231,910
6,720	MGP Ingredients, Inc.	649,958

		1,524,718

Energy — 7.86%
55,266	Magnolia Oil & Gas Corp., Class A	1,209,220
35,619	Par Pacific Holdings, Inc.*	1,040,075
16,330	PDC Energy, Inc.	1,048,059

		3,297,354

Financials — 9.38%
71,512	Compass Diversified Holdings	1,364,449
7,560	Independent Bank Group, Inc.	350,406
5,400	Pinnacle Financial Partners, Inc.	297,864
7,564	Preferred Bank/Los Angeles, CA	414,583
16,520	Stellar Bancorp, Inc.	406,557
9,517	TriCo Bancshares	395,812
10,236	United Community Banks, Inc.	287,836
5,740	Wintrust Financial Corp.	418,733

		3,936,240

Health Care — 9.86%
17,841	Apollo Medical Holdings, Inc.*	650,662
11,114	Globus Medical, Inc., Class A*	629,497
19,296	Lantheus Holdings, Inc.*	1,593,078
3,043	Masimo Corp.*	561,555

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
3,081	Omnicell, Inc.*	$180,762
1,511	West Pharmaceutical Services, Inc.	523,516

		4,139,070

Industrials — 23.10%
155,535	ACCO Brands Corp.	827,446
7,620	Arcosa, Inc.	480,898
11,189	Atkore, Inc.*	1,571,831
12,590	Barrett Business Services, Inc.	1,115,978
20,736	CBIZ, Inc.*	1,026,225
27,941	Columbus McKinnon Corp.	1,038,288
31,581	Ducommun, Inc.*	1,727,796
19,015	Greenbrier Cos., Inc. (The)	611,712
32,931	Insteel Industries, Inc.	916,140
3,668	NV5 Global, Inc.*	381,362

		9,697,676

Information Technology — 13.94%
4,703	Ambarella, Inc.*	364,106
47,732	AXT, Inc.*	189,973
16,680	Cohu, Inc.*	640,345
4,264	MKS Instruments, Inc.	377,876
17,559	Model N, Inc.*	587,700
3,416	Novanta, Inc.*	543,451
10,341	Onto Innovation, Inc.*	908,767
13,169	Sapiens International Corp. NV	286,031
8,920	Super Micro Computer, Inc.*	950,426
10,060	Tenable Holdings, Inc.*	477,951
12,540	Vishay Precision Group, Inc.*	523,670

		5,850,296

Materials — 5.31%
49,046	FutureFuel Corp.	361,960
7,553	Ingevity Corp.*	540,191
17,851	Koppers Holdings, Inc.	624,249
6,050	Materion Corp.	701,800

		2,228,200

Real Estate — 4.40%
72,840	DiamondRock Hospitality Co., REIT	592,189
3,180	EastGroup Properties, Inc., REIT	525,717
15,928	STAG Industrial, Inc., REIT	538,685
12,949	UMH Properties, Inc., REIT	191,516

		1,848,107

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
Utilities — 0.74%
4,970	Southwest Gas Holdings, Inc.	$310,376

Total Common Stocks		40,197,366

(Cost $25,530,989)

Exchange Traded Funds — 1.70%
168	iShares Russell 2000 Index Fund	29,971
8,990	SPDR S&P Biotech ETF*	685,128

Total Exchange Traded Funds		715,099

(Cost $1,153,213)

Investment Company — 2.81%
1,179,115	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,179,115

Total Investment Company		1,179,115

(Cost $1,179,115)

Total Investments		$42,091,580
(Cost $27,863,317)(b) — 100.27%

Liabilities in excess of other assets — (0.27)%		(111,591)

NET ASSETS — 100.00%		$41,979,989

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks — 98.05%
Communication Services — 1.65%
14,300	Cumulus Media, Inc., Class A*	$52,767
35,450	DHI Group, Inc.*	137,546
33,900	Entravision Communications Corp., Class A	205,095
23,643	EW Scripps Co. (The), Class A*	222,481
8,700	Harte-Hanks, Inc.*	81,867
4,300	Marcus Corp. (The)	68,800
23,400	Outbrain, Inc.*	96,642
119,400	Point.360*,(a),(b),(c)	0
14,900	Reservoir Media, Inc.*	97,148
15,600	Saga Communications, Inc., Class A	346,788
39,150	Salem Media Group, Inc.*	42,673
12,500	Spok Holdings, Inc.	126,625
19,200	Townsquare Media, Inc., Class A	153,600
40,000	Zedge, Inc., Class B*	78,000

		1,710,032

Consumer Discretionary — 18.03%
10,800	1-800-Flowers.com, Inc., Class A*	124,200
6,400	Aaron’s Co., Inc. (The)	61,824
5,000	American Public Education, Inc.*	27,100
6,400	America’s Car-Mart, Inc.*	506,944
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
11,000	Bassett Furniture Industries, Inc.	195,800
33,400	Beazer Homes USA, Inc.*	530,392
17,800	Big 5 Sporting Goods Corp.	136,882
2,320	Bluegreen Vacations Holding Corp.	63,522
6,530	Build-A-Bear Workshop, Inc.	151,757
3,200	Canterbury Park Holding Corp.	78,352
4,550	Carriage Services, Inc.	138,866
8,500	Cato Corp. (The), Class A	75,140
14,200	Century Casinos, Inc.*	104,086
12,093	Century Communities, Inc.	772,985
4,200	Chuy’s Holdings, Inc.*	150,570
4,800	Citi Trends, Inc.*	91,296
9,042	Clarus Corp.	85,447
64,330	Container Store Group, Inc. (The)*	220,652
28,600	Crown Crafts, Inc.	165,308
34,500	Delta Apparel, Inc.*	379,500
9,900	Dream Finders Homes, Inc., Class A*	131,175
19,000	Duluth Holdings, Inc., Class B*	121,220
10,000	El Pollo Loco Holdings, Inc.	95,900
8,000	Escalade, Inc.	116,800
11,100	Ethan Allen Interiors, Inc.	304,806
4,900	Flanigan’s Enterprises, Inc.	138,552
9,600	Flexsteel Industries, Inc.	184,896
8,700	Funko, Inc., Class A*	82,041

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
2,800	Genesco, Inc.*	$103,264
18,280	Haverty Furniture Cos., Inc.	583,315
10,400	hhgregg, Inc.*	2
1,500	Hibbett, Inc.	88,470
39,400	Holley, Inc.*	107,956
20,900	Hooker Furnishings Corp.	380,171
2,800	Hovnanian Enterprises, Inc., Class A*	189,952
7,100	Inspired Entertainment, Inc.*	90,809
4,100	J Jill, Inc.*	106,764
20,900	Jerash Holdings US, Inc.	98,648
6,740	Johnson Outdoors, Inc., Class A	424,687
23,500	Kid Brands, Inc.*,(a),(b)	0
37,620	Lakeland Industries, Inc.	549,252
10,300	Lands’ End, Inc.*	100,116
28,900	Latham Group, Inc.*	82,654
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,400	La-Z-Boy, Inc.	215,192
10,800	Lazydays Holdings, Inc.*	126,036
14,100	Legacy Housing Corp.*	320,916
11,300	Lifetime Brands, Inc.	66,444
29,900	Lincoln Educational Services Corp.*	169,234
5,000	Live Ventures, Inc.*	158,350
11,780	M/I Homes, Inc.*	743,200
18,780	MarineMax, Inc.*	539,925
8,100	McRae Industries, Inc., Class A	336,879
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
16,109	Mestek, Inc.*	322,986
10,100	Modine Manufacturing Co.*	232,805
6,800	Motorcar Parts of America, Inc.*	50,592
14,340	Movado Group, Inc.	412,562
3,700	Nathan’s Famous, Inc.	279,720
10,100	Nobility Homes, Inc.	275,225
2,500	OneWater Marine, Inc., Class A*	69,925
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
8,425	Patrick Industries, Inc.	579,724
1,300	RCI Hospitality Holdings, Inc.	101,621
22,800	Rocky Brands, Inc.	525,996
12,400	RumbleON, Inc., Class B*	75,144
10,160	Sonic Automotive, Inc., Class A	552,094
9,300	Sportsman’s Warehouse Holdings, Inc.*	78,864
13,000	Standard Motor Products, Inc.	479,830
13,430	Strattec Security Corp.*	305,533
22,510	Stride, Inc.*	883,518
24,489	Superior Group of Cos., Inc.	192,728
27,200	Superior Industries International, Inc.*	134,640
4,440	Taylor Morrison Home Corp.*	169,874
32,000	Tilly’s, Inc., Class A*	246,720
41,000	Torrid Holdings, Inc.*	178,760

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
9,160	TravelCenters of America, Inc.*	$792,340
23,200	Tupperware Brands Corp.*	58,000
23,800	Unifi, Inc.*	194,446
6,100	Universal Electronics, Inc.*	61,854
12,700	Universal Technical Institute, Inc.*	93,726
30,000	Universal Travel Group*,(a),(b),(c)	0
7,100	VOXX International Corp.*	87,543
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
13,500	Weyco Group, Inc.	341,550
4,800	Zumiez, Inc.*	88,512

		18,685,081

Consumer Staples — 4.53%
3,000	Alico, Inc.	72,600
4,350	Andersons, Inc. (The)	179,742
13,425	Central Garden & Pet Co.*	551,231
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,260	Ingles Markets, Inc., Class A	998,762
16,200	Lifevantage Corp.	58,158
10,400	Natural Alternatives International, Inc.*	95,992
41,860	Natural Grocers by Vitamin Cottage, Inc.	491,855
13,900	Nature’s Sunshine Products, Inc.*	141,919
18,430	Oil-Dri Corp. of America	766,872
4,400	Seneca Foods Corp., Class A*	229,988
21,460	SpartanNash Co.	532,208
22,500	Thorne HealthTech, Inc.*	103,950
12,200	Village Super Market, Inc., Class A	279,136
41,000	Whole Earth Brands, Inc.*	104,960

		4,690,173

Energy — 3.35%
6,300	Adams Resources & Energy, Inc.	242,046
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
38,000	Alto Ingredients, Inc.*	57,000
11,200	Amplify Energy Corp.*	76,944
1	Bristow Group, Inc.*	22
1,430	Civitas Resources, Inc.	97,726
3,400	CONSOL Energy, Inc.	198,118
8,800	Dorian LPG Ltd.	175,472
7,700	Global Partners LP	238,854
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
3,000	NACCO Industries, Inc., Class A	108,210
51,740	North American Construction Group Ltd.	864,058
12,100	PermRock Royalty Trust	84,216
39,800	PHX Minerals, Inc.	104,276
1,200	PrimeEnergy Resources Corp.*	100,920
9,900	Ranger Energy Services, Inc.*	100,881
4,900	Ranger Oil Corp., Class A	200,116
12,930	REX American Resources Corp.*	369,669

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
54,000	Ring Energy, Inc.*	$102,600
8,050	Sitio Royalties Corp., Class A	181,930
8,400	Solaris Oilfield Infrastructure, Inc., Class A	71,736
18,880	W&T Offshore, Inc.*	95,911

		3,470,705

Financials — 34.02%
25,000	Acacia Research Corp.*	96,500
4,700	ACNB Corp.	152,985
6,200	AFC Gamma, Inc., REIT	75,392
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
9,200	Amalgamated Financial Corp.	162,748
8,900	Amerant Bancorp, Inc.	193,664
3,900	American Business Bank*	128,700
7,300	American National Bankshares, Inc.	231,410
7,600	Ames National Corp.	158,080
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	55,562
15,826	Arbor Realty Trust, Inc., REIT	181,841
44,870	Ares Commercial Real Estate Corp., REIT	407,868
2,200	Arlington Asset Investment Corp., REIT, Class A*	6,292
1,300	Associated Capital Group, Inc., Class A	48,035
3,300	Atlanticus Holdings Corp.*	89,529
7,500	Avantax, Inc.*	197,400
31,450	Banc of California, Inc.	394,068
13,200	Banco Latinoamericano de Comercio Exterior SA, Class E	229,416
9,300	Bancorp, Inc. (The)*	259,005
2,800	Bank First Corp.	206,024
5,142	Bank of Marin Bancorp	112,558
6,000	Bank7 Corp.	147,300
14,400	BankFinancial Corp.	126,000
7,000	Bankwell Financial Group, Inc.	174,020
2,628	Banner Corp.	142,884
9,200	Bar Harbor Bankshares	243,340
5,300	BayCom Corp.	90,524
10,500	BCB Bancorp, Inc.	137,865
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
8,100	Blue Ridge Bankshares, Inc.	82,620
16,500	BM Technologies, Inc.*	58,080
3,500	BNCCORP, Inc.	78,190
8,000	Bogota Financial Corp.*	81,120
19,000	Bridgewater Bancshares, Inc.*	205,960
10,174	Brookline Bancorp, Inc.	106,827
5,500	Business First Bancshares, Inc.	94,215
1,700	C&F Financial Corp.	87,907
3,800	California BanCorp*	74,138
32,800	California First Leasing Corp.*	510,040
1,500	Cambridge Bancorp	97,215
6,200	Capital Bancorp, Inc.	103,168

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
9,400	Capital City Bank Group, Inc.	$275,514
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
10,300	Capstar Financial Holdings, Inc.	156,045
5,700	Central Valley Community Bancorp	117,306
6,500	CF Bankshares, Inc.	126,750
1,900	Chemung Financial Corp.	78,850
22,597	Cherry Hill Mortgage Investment Corp., REIT	124,735
5,700	Chicago Atlantic Real Estate Finance, Inc.	77,007
8,200	Citizens & Northern Corp.	175,316
6,300	Citizens Community Bancorp, Inc.	66,843
1,300	Citizens Financial Services, Inc.	108,615
12,200	Civista Bancshares, Inc.	205,936
10,000	CNB Financial Corp.	192,000
2,000	Coastal Financial Corp.*	72,020
3,800	Codorus Valley Bancorp, Inc.	78,850
6,300	Cohen & Co., Inc.	43,200
6,600	Colony Bankcorp, Inc.	67,320
86,343	Consumer Portfolio Services, Inc.*	923,007
7,300	Crescent Capital BDC, Inc.	99,426
1,400	Croghan Bancshares, Inc.	72,800
11,048	Dime Community Bancshares, Inc.	251,011
6,577	Donegal Group, Inc., Class A	100,497
2,300	Donnelley Financial Solutions, Inc.*	93,978
13,346	Dynex Capital, Inc., REIT	161,754
15,500	Ellington Residential Mortgage, REIT	113,150
8,000	Embassy Bancorp, Inc.	135,840
21,940	Enova International, Inc.*	974,794
8,300	Enterprise Bancorp, Inc.	261,118
5,878	Enterprise Financial Services Corp.	262,100
4,700	Equity Bancshares, Inc., Class A	114,539
5,300	Esquire Financial Holdings, Inc.	207,230
6,800	ESSA Bancorp, Inc.	106,896
4,400	Evans Bancorp, Inc.	147,686
16,500	Farmers National Banc Corp.	208,560
6,987	FB Financial Corp.	217,156
8,590	Federal Agricultural Mortgage Corp., Class C	1,144,102
2,800	Fidelity D&D Bancorp, Inc.	127,848
8,000	Financial Institutions, Inc.	154,240
2,800	Finward Bancorp	81,480
6,700	First Bancorp, Inc. (The)	173,463
10,400	First Bank	105,040
7,700	First Business Financial Services, Inc.	234,927
6,700	First Community Bankshares, Inc.	167,835
9,200	First Financial Corp.	344,816
10,000	First Financial Northwest, Inc.	127,700
9,200	First Internet Bancorp	153,180
3,423	First Merchants Corp.	112,788
9,800	First of Long Island Corp. (The)	132,300
38,000	First Place Financial Corp.*,(a),(b),(c)	0

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
10,100	First Reliance Bancshares, Inc.*	$75,154
5,400	First Savings Financial Group, Inc.	86,886
5,300	First Western Financial, Inc.*	104,940
8,600	Flushing Financial Corp.	128,054
8,400	FS Bancorp, Inc.	252,084
13,250	FVCBankcorp, Inc.*	141,113
10,400	GCM Grosvenor, Inc., Class A	81,224
11,000	Gladstone Capital Corp.	103,400
8,000	Gladstone Investment Corp.	106,000
11,100	Granite Point Mortgage Trust, Inc.	55,056
33,528	Great Ajax Corp., REIT	220,614
8,550	Guaranty Bancshares, Inc.	238,289
8,700	Guild Holdings Co., Class A*	90,480
11,700	Hanmi Financial Corp.	217,269
12,300	HBT Financial, Inc.	242,556
1,440	HCI Group, Inc.	77,184
700	Hingham Institution for Savings (The), FOR	163,408
5,000	Home Bancorp, Inc.	165,150
11,340	HomeTrust Bancshares, Inc.	278,851
3,500	HV Bancorp, Inc.*	105,105
11,600	Independent Bank Corp.	206,132
8,500	Investar Holding Corp.	118,660
3,604	Investors Title Co.	544,204
2,900	Kansas City Life Insurance Co.	64,525
7,874	Lakeland Bancorp, Inc.	123,149
6,400	LCNB Corp.	104,576
3,500	Limestone Bancorp, Inc.	78,085
28,000	Macatawa Bank Corp.	286,160
3,100	MainStreet Bancshares, Inc.	72,819
24,300	Manhattan Bridge Capital, Inc., REIT	125,874
12,800	Medallion Financial Corp.	98,176
5,000	Mercantile Bank Corp.	152,900
10,050	Merchants Bancorp	261,702
13,000	Meridian Corp.	163,800
8,000	Metrocity Bankshares, Inc.	136,720
5,900	Metropolitan Bank Holding Corp.*	199,951
5,500	Mid Penn Bancorp, Inc.	140,855
8,700	Midland States Bancorp, Inc.	186,354
6,700	MidWestOne Financial Group, Inc.	163,614
7,200	MVB Financial Corp.	148,608
6,200	National Bankshares, Inc.	195,052
2,560	National Western Life Group, Inc., Class A	621,107
7,900	Nexpoint Real Estate Finance, Inc., REIT	123,793
8,367	Nicholas Financial, Inc.*	49,700
7,100	Northeast Bank	238,986
14,600	Northeast Community Bancorp, Inc.	191,552
5,100	Northrim BanCorp, Inc.	240,618
38,510	Northwest Bancshares, Inc.	463,275

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
2,700	Ocwen Financial Corp.*	$73,224
21,600	OFG Bancorp	538,704
20,400	Old Second Bancorp, Inc.	286,824
13,200	OP Bancorp	117,612
12,200	Oppenheimer Holdings, Inc., Class A	477,630
4,000	Orange County Bancorp, Inc.	176,000
10,200	Orrstown Financial Services, Inc.	202,572
8,500	Pacific Financial Corp.	91,375
9,300	Parke Bancorp, Inc.	165,354
16,200	Partners Bancorp	126,846
6,600	PCB Bancorp	95,634
5,500	Peapack-Gladstone Financial Corp.	162,910
1,800	PennyMac Financial Services, Inc.	107,298
18,398	Peoples Bancorp, Inc.	473,748
3,900	Peoples Financial Services Corp.	169,065
7,300	Pinnacle Bank/Gilroy CA*	88,841
1,030	Piper Sandler Cos.	142,768
36,364	Premier Financial Corp.	753,826
18,400	Primis Financial Corp.	177,192
5,500	Princeton Bancorp, Inc.	174,460
17,000	Priority Technology Holdings, Inc.*	61,030
5,900	Private Bancorp of America, Inc.*	171,100
15,500	Provident Financial Holdings, Inc.	211,265
7,220	Provident Financial Services, Inc.	138,480
12,400	RBB Bancorp	192,200
16,781	Ready Capital Corp., REIT	170,663
3,700	Red River Bancshares, Inc.	178,007
18,160	Regional Management Corp.	473,794
19,100	Riverview Bancorp, Inc.	101,994
3,050	S&T Bancorp, Inc.	95,923
26,200	Sachem Capital Corp., REIT	97,464
6,120	Safety Insurance Group, Inc.	456,062
4,100	Saratoga Investment Corp.	103,648
6,300	SB Financial Group, Inc.	89,019
5,716	Seacoast Banking Corp. of Florida	135,469
9,300	Seven Hills Realty Trust, REIT	92,907
11,000	Shore Bancshares, Inc.	157,080
10,300	Sierra Bancorp	177,366
4,600	Silvercrest Asset Management Group, Inc., Class A	83,628
5,545	Simmons First National Corp., Class A	96,982
11,500	SmartFinancial, Inc.	266,110
6,300	South Atlantic Bancshares, Inc.	82,719
12,400	South Plains Financial, Inc.	265,484
5,900	Southern First Bancshares, Inc.*	181,130
6,900	Southern Missouri Bancorp, Inc.	258,129
1,436	SouthState Corp.	102,329
7,500	Stellus Capital Investment Corp.	105,675
9,300	Stewart Information Services Corp.	375,255
6,100	Summit Financial Group, Inc.	126,575

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
8,700	SWK Holdings Corp.*	$155,382
6,200	Territorial Bancorp, Inc.	119,722
4,700	Third Coast Bancshares, Inc.*	73,837
6,900	Timberland Bancorp, Inc.	186,438
18,200	Trean Insurance Group, Inc.*	111,384
1,947	Trenwick America Corp.*,(a),(b),(c)	0
1,098	Trenwick America Corp.*,(a),(b),(c)	0
8,400	Trinity Capital, Inc.	106,932
2,844	United Bankshares, Inc.	100,109
2,305	United Community Banks, Inc.	64,817
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	134,579
9,900	Waterstone Financial, Inc.	149,787
10,100	West BanCorp, Inc.	184,527
26,300	Western New England Bancorp, Inc.	215,923
5,200	Westwood Holdings Group, Inc.	58,292

		35,250,921

Health Care — 1.46%
4,450	Artivion, Inc.*	58,295
16,100	Assertio Holdings, Inc.*	102,557
23,900	Biote Corp., Class A*	147,941
4,600	Computer Programs and Systems, Inc.*	138,920
4,300	Eagle Pharmaceuticals, Inc.*	121,991
13,000	FONAR Corp.*	210,600
48,700	Organogenesis Holdings, Inc.*	103,731
7,200	Phibro Animal Health Corp., Class A	110,304
10,500	Sensus Healthcare, Inc.*	54,705
1,000	UFP Technologies, Inc.*	129,840
17,600	Vanda Pharmaceuticals, Inc.*	119,504
10,500	Viemed Healthcare, Inc.*	101,430
5,300	XOMA Corp.*	111,883

		1,511,701

Industrials — 18.49%
7,300	Acme United Corp.	167,900
3,450	Alamo Group, Inc.	635,352
2,424	Allied Motion Technologies, Inc.	93,688
69,700	ARC Document Solutions, Inc.	220,949
14,900	BGSF, Inc.	158,685
5,000	BlueLinx Holdings, Inc.*	339,800
3,600	Bowman Consulting Group Ltd.*	103,356
11,790	CBIZ, Inc.*	583,487
25,774	CECO Environmental Corp.*	360,578
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	71,328
11,800	Commercial Vehicle Group, Inc.*	86,140
27,978	CompX International, Inc.	505,842
14,500	Concrete Pumping Holdings, Inc.*	98,600

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
38,300	Costamare, Inc.	$360,403
9,500	Covenant Logistics Group, Inc.	336,490
30,100	CPI Aerostructures, Inc.*	114,380
700	CRA International, Inc.	75,474
6,700	DLH Holdings Corp.*	76,849
26,960	Ducommun, Inc.*	1,474,982
15,900	Eastern Co. (The)	309,732
1,900	Encore Wire Corp.	352,127
31,360	Ennis, Inc.	661,382
550	EnPro Industries, Inc.	57,140
9,690	Espey Mfg. & Electronics Corp.	196,222
3,600	EVI Industries, Inc.*	71,280
414	Genco Shipping & Trading Ltd.	6,483
7,500	Gencor Industries, Inc.*	115,275
3,180	Gibraltar Industries, Inc.*	154,230
11,210	Greenbrier Cos., Inc. (The)	360,626
10,950	Griffon Corp.	350,509
4,400	Hudson Global, Inc.*	98,164
3,400	Hurco Cos., Inc.	86,088
7,800	Insteel Industries, Inc.	216,996
9,200	L B Foster Co., Class A*	105,616
26,100	Laser Photonics Corp.*	121,887
21,200	Limbach Holdings, Inc.*	366,760
22,500	LS Starrett Co. (The), Class A*	252,450
61,350	LSI Industries, Inc.	854,605
7,200	Manitowoc Co., Inc. (The)*	123,048
23,640	Marten Transport Ltd.	495,258
6,400	Mastech Digital, Inc.*	78,880
7,300	Mayville Engineering Co., Inc.*	108,916
22,979	Miller Industries, Inc.	812,308
16,000	Mistras Group, Inc.*	108,480
3,800	National Presto Industries, Inc.	273,942
9,800	Northwest Pipe Co.*	306,054
3,400	PAM Transportation Services, Inc.*	97,342
30,200	Park Aerospace Corp.	406,190
5,200	Park-Ohio Holdings Corp.	62,816
9,100	Powell Industries, Inc.	387,569
3,000	Preformed Line Products Co.	384,120
24,800	Quad/Graphics, Inc.*	106,392
12,900	Quanex Building Products Corp.	277,737
15,000	Quest Resource Holding Corp.*	92,100
34,400	Radiant Logistics, Inc.*	225,664
5,600	RCM Technologies, Inc.*	64,736
13,600	Resources Connection, Inc.	232,016
5,240	Rush Enterprises, Inc., Class A	286,104
22,000	Safe Bulkers, Inc.	81,180
13,500	Southland Holdings, Inc.*	113,400
2,400	Standex International Corp.	293,856
11,700	Sterling Infrastructure, Inc.*	443,196

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
6,800	Taylor Devices, Inc.*	$136,272
3,200	Tecnoglass, Inc.	134,272
21,710	Textainer Group Holdings Ltd.	697,108
10,500	Titan Machinery, Inc.*	319,725
10,000	Twin Disc, Inc.*	96,200
10,730	V2X, Inc.*	426,196
3,400	VSE Corp.	152,660
13,338	Willis Lease Finance Corp.*	730,656

		19,156,248

Information Technology — 7.44%
8,600	Amtech Systems, Inc.*	82,044
8,800	AstroNova, Inc.*	123,992
6,400	Aviat Networks, Inc.*	220,544
25,400	AXT, Inc.*	101,092
14,800	Bel Fuse, Inc., Class B	556,184
1,100	Clearfield, Inc.*	51,238
18,100	CompoSecure, Inc.*	133,216
11,200	Computer Task Group, Inc.*	81,200
6,200	CPI Card Group, Inc.*	279,062
10,550	CTS Corp.	521,803
14,750	Digi International, Inc.*	496,780
7,580	ePlus, Inc.*	371,723
13,200	Franklin Wireless Corp.*	65,736
30,000	Immersion Corp.	268,200
1,000	Insight Enterprises, Inc.*	142,960
9,200	inTEST Corp.*	190,808
1,400	JinkoSolar Holding Co. Ltd., ADR*	71,428
16,900	Key Tronic Corp.*	122,863
22,400	Kimball Electronics, Inc.*	539,840
11,400	KVH Industries, Inc.*	129,732
12,840	Methode Electronics, Inc.	563,419
4,800	M-Tron Industries, Inc.*	51,600
6,300	Nortech Systems, Inc.*	67,095
31,000	Park City Group, Inc.	196,230
11,920	PC Connection, Inc.	535,923
31,700	PCTEL, Inc.	134,091
30,330	Photronics, Inc.*	502,872
12,500	Richardson Electronics Ltd.	279,000
49,900	SigmaTron International, Inc.*	131,237
16,680	Vishay Precision Group, Inc.*	696,557

		7,708,469

Materials — 3.94%
34,600	American Vanguard Corp.	757,048
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
8,400	Clearwater Paper Corp.*	280,728
15,500	Core Molding Technologies, Inc.*	278,845
30,000	Fortitude Gold Corp.	213,900

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
12,300	Friedman Industries, Inc.	$139,482
58,090	FutureFuel Corp.	428,704
6,600	Hawkins, Inc.	288,948
3,400	Haynes International, Inc.	170,306
800	Innospec, Inc.	82,136
3,600	Intrepid Potash, Inc.*	99,360
3,440	Materion Corp.	399,040
9,400	Olympic Steel, Inc.	490,774
11,100	Ramaco Resources, Inc.	97,791
5,200	Ryerson Holding Corp.	189,176
17,700	Tredegar Corp.	161,601

		4,077,839

Real Estate — 3.89%
13,800	Alpine Income Property Trust, Inc., REIT	232,254
4,300	American Realty Investors, Inc.*	113,176
9,000	AMREP Corp.*	125,910
5,200	BRT Apartments Corp., REIT	102,544
4,800	Community Healthcare Trust, Inc., REIT	175,680
20,600	Comstock Holding Cos., Inc.*	104,236
9,875	CTO Realty Growth, Inc., REIT	170,442
27,000	Douglas Elliman, Inc.	83,970
20,000	Farmland Partners, Inc., REIT	214,000
52,400	Franklin Street Properties Corp., REIT	82,268
3,900	FRP Holdings, Inc.*	225,732
11,242	Getty Realty Corp., REIT	405,049
8,800	Global Medical REIT, Inc.	80,168
14,500	Hersha Hospitality Trust, REIT, Class A	97,440
5,200	Newlake Capital Partners, Inc., REIT	64,220
23,032	One Liberty Properties, Inc., REIT	528,124
5,700	Postal Realty Trust, Inc., Class A	86,754
7,700	RE/MAX Holdings, Inc., Class A	144,452
3,000	RMR Group, Inc. (The), Class A	78,720
19,000	RPT Realty, REIT	180,690
12,700	Urstadt Biddle Properties, Inc., REIT, Class A	223,139
55,810	Whitestone, REIT	513,452

		4,032,420

Utilities — 1.25%
1,200	Artesian Resources Corp., Class A	66,432
1,485	Chesapeake Utilities Corp.	190,065
1,100	Middlesex Water Co.	85,932
6,800	Pure Cycle Corp.*	64,260
3,700	RGC Resources, Inc.	85,803

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
2,000	SJW Group	$152,260
11,466	Unitil Corp.	654,021

		1,298,773

Total Common Stocks		101,592,362

(Cost $83,824,952)

Exchange Traded Funds — 0.10%
1,000	iShares Russell Microcap Index Fund	104,510

Total Exchange Traded Funds		104,510

(Cost $110,563)

Rights/Warrants — 0.03%
1,136	Chord Energy Corp, *	20,198
568	Chord Energy Corp, *	8,066
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	1,375

Total Rights/Warrants		29,639

(Cost $95,622)

Investment Company — 1.69%
1,751,001	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	1,751,001

Total Investment Company		1,751,001

(Cost $1,751,001)

Total Investments		$103,477,512
(Cost $85,782,138)(e) — 99.87%

Other assets in excess of liabilities — 0.13%		136,991

NET ASSETS — 100.00%		$103,614,503

*	Non-income producing security.

(a)	Security delisted or issuer in bankruptcy.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2023 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks — 94.06%
Communication Services — 1.72%
3,040	Nexstar Media Group, Inc., Class A	$524,886

Consumer Discretionary — 13.16%
18,140	Dana, Inc.	273,007
30,810	G-III Apparel Group Ltd.*	479,096
2,600	Group 1 Automotive, Inc.	588,692
5,770	Malibu Boats, Inc., Class A*	325,717
3,800	Oxford Industries, Inc.	401,243
6,510	Patrick Industries, Inc.	447,953
20,170	Ruth’s Hospitality Group, Inc.	331,191
12,315	Steven Madden Ltd.	443,340
14,590	Taylor Morrison Home Corp.*	558,213
22,884	Tilly’s, Inc., Class A*	176,436

		4,024,888

Consumer Staples — 3.86%
15,800	Hostess Brands, Inc.*	393,104
4,780	John B Sanfilippo & Son, Inc.	463,278
3,350	MGP Ingredients, Inc.	324,012

		1,180,394

Energy — 7.19%
22,690	Delek US Holdings, Inc.	520,735
26,070	Magnolia Oil & Gas Corp., Class A	570,412
22,140	Par Pacific Holdings, Inc.*	646,488
7,200	PDC Energy, Inc.	462,096

		2,199,731

Financials — 21.02%
3,620	American Financial Group, Inc.	439,830
6,710	Amerisafe, Inc.	328,455
26,150	Brookline Bancorp, Inc.	274,575
24,370	Columbia Banking System, Inc.	522,006
35,252	Compass Diversified Holdings	672,608
10,780	Independent Bank Group, Inc.	499,653
19,177	Mercantile Bank Corp.	586,433
15,465	Pacific Premier Bancorp, Inc.	371,469
6,100	Pinnacle Financial Partners, Inc.	336,476
4,670	Reinsurance Group of America, Inc.	619,989
11,360	Seacoast Banking Corp. of Florida	269,232
5,170	Stock Yards Bancorp, Inc.	285,074
9,070	TriCo Bancshares	377,221
10,060	United Community Banks, Inc.	282,887
6,390	Veritex Holdings, Inc.	116,681
11,790	WSFS Financial Corp.	443,422

		6,426,011

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
Health Care — 3.86%
7,820	Globus Medical, Inc., Class A*	$442,925
6,300	Lantheus Holdings, Inc.*	520,128
3,710	Omnicell, Inc.*	217,665

		1,180,718

Industrials — 16.85%
110,088	ACCO Brands Corp.	585,668
7,150	Arcosa, Inc.	451,236
3,515	Atkore, Inc.*	493,787
6,590	Barrett Business Services, Inc.	584,138
5,454	Builders FirstSource, Inc.*	484,206
19,910	Columbus McKinnon Corp.	739,856
13,096	Ducommun, Inc.*	716,482
15,148	Greenbrier Cos., Inc. (The)	487,311
14,290	Insteel Industries, Inc.	397,548
2,040	NV5 Global, Inc.*	212,099

		5,152,331

Information Technology — 5.43%
5,470	MKS Instruments, Inc.	484,751
4,483	Model N, Inc.*	150,046
990	Novanta, Inc.*	157,499
5,630	Onto Innovation, Inc.*	494,764
3,490	Super Micro Computer, Inc.*	371,860

		1,658,920

Materials — 6.59%
3,120	Kaiser Aluminum Corp.	232,846
17,019	Koppers Holdings, Inc.	595,154
4,540	Materion Corp.	526,640
2,570	Reliance Steel & Aluminum Co.	659,822

		2,014,462

Real Estate — 10.60%
11,700	Braemar Hotels & Resorts, Inc., REIT	45,162
16,399	Community Healthcare Trust, Inc., REIT	600,204
8,750	CubeSmart, REIT	404,425
39,940	DiamondRock Hospitality Co., REIT	324,712
2,890	EastGroup Properties, Inc., REIT	477,775
8,704	National Storage Affiliates Trust, REIT	363,653
33,670	RLJ Lodging Trust, REIT	356,902
12,010	STAG Industrial, Inc., REIT	406,178
17,801	UMH Properties, Inc., REIT	263,277

		3,242,288

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2023 (Unaudited)

Shares		Value
Utilities — 3.78%
18,490	Southwest Gas Holdings, Inc.	$1,154,700

Total Common Stocks		28,759,329

(Cost $29,954,222)

Exchange Traded Funds — 4.03%
4,490	iShares Russell 2000 Value ETF	615,220
8,110	SPDR S&P Biotech ETF*	618,063

Total Exchange Traded Funds		1,233,283

(Cost $1,384,754)

Investment Company — 1.78%
542,947	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	542,947

Total Investment Company		542,947

(Cost $542,947)

Total Investments		$30,535,559
(Cost $31,881,923)(b) — 99.87%

Other assets in excess of liabilities — 0.13%		39,487

NET ASSETS — 100.00%		$30,575,046

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $71,350,293, $40,168,779 and $26,684,202, respectively)	$88,767,780	$58,683,926	$40,912,465
Affiliated investments (cost $2,111,841, $2,295,896 and $1,179,115, respectively)	2,111,841	2,295,896	1,179,115
Interest and dividend receivable	15,965	38,788	32,079
Receivable for capital shares issued	111,423	—	100
Receivable for investments sold	—	—	95,158
Prepaid expenses and other assets	29,295	21,547	31,227

Total Assets	91,036,304	61,040,157	42,250,144

Liabilities:
Professional fees payable	4,313	4,266	4,406
Payable for capital shares redeemed	3,864	31,309	1,146
Payable for investments purchased	—	120,309	178,116
Accrued expenses and other payables:
Investment advisory fees	35,754	37,598	14,097
Accounting fees	7,166	6,828	6,584
Audit fees	21,483	21,539	21,706
Distribution fees	62,717	419	1,661
Custodian fees	437	566	1,341
Shareholder reports	25,061	33,391	31,095
Transfer agent fees	1,370	7,054	8,113
Other	1,251	1,921	1,890

Total Liabilities	163,416	265,200	270,155

Net Assets	$90,872,888	$60,774,957	$41,979,989

Net Assets Consists of:
Capital	$73,832,927	$43,515,113	$29,988,588
Accumulated earnings	17,039,961	17,259,844	11,991,401

Net Assets	$90,872,888	$60,774,957	$41,979,989

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$12,501,517		$684,782	$7,371,925
Class I	78,351,310		60,090,175	34,598,733
Class R6	20,061		N/A	9,331

Total	$90,872,888		$60,774,957	$41,979,989

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,104,092		49,765	618,854
Class I	5,490,613		4,013,860	2,478,972
Class R6	1,399		N/A	666

Total	6,596,104		4,063,625	3,098,492

Net Asset Values and Redemption Prices Per Share:
Class A	$11.32		$13.76	$11.91

Class I	$14.27		$14.97	$13.96

Class R6	$14.34	$	N/A	$14.02

Maximum Offering Price Per Share:
Class A	$12.01		$14.60	$12.64

Maximum Sales Charge - Class A	5.75%		5.75%	5.75%

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $84,031,137 and $31,338,976, respectively)	$101,726,511	$29,992,612
Affiliated investments (cost $1,751,001 and $542,947, respectively)	1,751,001	542,947
Interest and dividend receivable	204,280	26,551
Receivable from advisor	—	7,359
Receivable for capital shares issued	88,316	2,392
Prepaid expenses and other assets	24,604	67,630

Total Assets	103,794,712	30,639,491

Liabilities:
Professional fees payable	4,342	4,277
Payable for capital shares redeemed	4,816	176
Accrued expenses and other payables:
Investment advisory fees	65,928	—
Accounting fees	7,417	6,463
Audit fees	21,422	21,608
Trustees’ fees	—	4
Distribution fees	3,539	60
Custodian fees	—	2,367
Shareholder reports	43,815	23,889
Transfer agent fees	23,077	1,311
Other	5,853	4,290

Total Liabilities	180,209	64,445

Net Assets	$103,614,503	$30,575,046

Net Assets Consists of:
Capital	$81,265,714	$36,197,518
Accumulated earnings	22,348,789	(5,622,472)

Net Assets	$103,614,503	$30,575,046

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$2,613,445	$10,699
Class I		101,001,058	30,554,115
Class R6		N/A	10,232

Total		$103,614,503	$30,575,046

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		105,540	839
Class I		4,082,570	2,412,327
Class R6		N/A	799

Total		4,188,110	2,413,965

Net Asset Values and Redemption Prices Per Share:
Class A		$24.76	$12.75

Class I		$24.74	$12.67

Class R6	$	N/A	$12.81

Maximum Offering Price Per Share:
Class A		$26.27	$13.53

Maximum Sales Charge - Class A		5.75%	5.75%

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)
	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$22,022	$—	$—
Dividend income - unaffiliated	228,354	420,734	287,164
Dividend income - affiliated	35,226	30,440	19,270

Total Investment Income	285,602	451,174	306,434
Expenses:
Investment advisory fees	306,250	296,940	178,406
Distribution fees–Class A	15,484	892	9,036
Accounting fees	17,192	16,261	15,654
Audit fees	19,773	19,772	19,889
Custodian fees	2,111	1,706	2,222
Insurance fees	1,788	1,787	1,787
Legal fees	1,669	1,244	651
Registrations and filing fees	25,549	17,721	23,910
Shareholder reports	25,365	32,452	27,436
Transfer agent fees–Class A	6,468	2,526	7,738
Transfer agent fees–Class I	55,931	19,659	11,431
Transfer agent fees–Class R6	1,782	—	1,854
Trustees’ fees and expenses	2,160	1,634	1,084
Tax expense	2,265	2,248	2,295
Other fees	2,849	2,333	2,707

Total expenses before fee waiver/reimbursement	486,636	417,175	306,100
Expenses waived/reimbursed by:
Advisor	(113,770)	(79,282)	(108,931)

Net expenses	372,866	337,893	197,169

Net Investment Income (Loss)	(87,264)	113,281	109,265

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	299,775	64,684	1,478,106
Net change in unrealized appreciation on investments	11,803,196	5,806,378	4,362,638

Net realized/unrealized gains	12,102,971	5,871,062	5,840,744

Change in net assets resulting from operations	$12,015,707	$5,984,343	$5,950,009

40

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2023 (Unaudited)
	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$9,658	$—
Dividend income - unaffiliated	1,281,136	335,824
Dividend income - affiliated	29,479	9,904
Foreign tax withholding	(1,990)	—

Total Investment Income	1,318,283	345,728
Expenses:
Investment advisory fees	494,269	116,662
Distribution fees–Class A	3,557	14
Accounting fees	25,861	15,538
Audit fees	19,772	19,774
Custodian fees	2,710	3,716
Insurance fees	1,788	1,788
Legal fees	2,272	2,244
Registrations and filing fees	18,124	47,338
Shareholder reports	43,302	22,186
Transfer agent fees–Class A	3,924	1,803
Transfer agent fees–Class I	60,361	23,207
Transfer agent fees–Class R6	—	1,855
Trustees’ fees and expenses	2,839	979
Tax expense	2,272	2,252
Other fees	2,508	2,989

Total expenses before fee waiver/reimbursement	683,559	262,345
Expenses waived/reimbursed by:
Advisor	(93,559)	(121,098)

Net expenses	590,000	141,247

Net Investment Income	728,283	204,481

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	4,742,645	(1,177,575)
Foreign currency transactions	(155)	—

Net realized gains/(losses)	4,742,490	(1,177,575)
Net change in unrealized appreciation on:
Investments	4,884,823	3,818,390
Foreign currency	192	—

Net unrealized gains	4,885,015	3,818,390

Net realized/unrealized gains	9,627,505	2,640,815

Change in net assets resulting from operations	$10,355,788	$2,845,296

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment loss	$(87,264)	$(282,566)
Net realized gains from investments	299,775	5,973,308
Net change in unrealized appreciation/(depreciation) on investments	11,803,196	(20,671,816)

Change in net assets resulting from operations	12,015,707	(14,981,074)

Distributions to Shareholders:
Class A	(1,069,066)	(3,541,196)
Class I	(5,152,780)	(16,697,691)
Class R6	(1,350)	(4,389)

Change in net assets resulting from shareholder distributions	(6,223,196)	(20,243,276)

Capital Transactions:
Proceeds from shares issued	7,163,181	23,276,342
Distributions reinvested	6,199,042	20,170,357
Cost of shares redeemed	(6,551,921)	(25,529,899)

Change in net assets resulting from capital transactions	6,810,302	17,916,800

Net increase/(decrease) in net assets	12,602,813	(17,307,550)
Net Assets:
Beginning of period	78,270,075	95,577,625

End of period	$90,872,888	$78,270,075

Share Transactions:
Issued	506,769	1,449,636
Reinvested	481,767	1,269,460
Redeemed	(471,651)	(1,550,770)

Change in shares resulting from capital transactions	516,885	1,168,326

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$113,281	$51,246
Net realized gains from investments	64,684	9,022,114
Net change in unrealized appreciation/(depreciation) on investments	5,806,378	(20,953,488)

Change in net assets resulting from operations	5,984,343	(11,880,128)

Distributions to Shareholders:
Class A	(100,032)	(96,604)
Class I	(8,190,700)	(8,428,370)

Change in net assets resulting from shareholder distributions	(8,290,732)	(8,524,974)

Capital Transactions:
Proceeds from shares issued	210,099	337,429
Distributions reinvested	7,908,506	8,011,273
Cost of shares redeemed	(2,684,243)	(5,095,608)

Change in net assets resulting from capital transactions	5,434,362	3,253,094

Net increase/(decrease) in net assets	3,127,973	(17,152,008)
Net Assets:
Beginning of period	57,646,984	74,798,992

End of period	$60,774,957	$57,646,984

Share Transactions:
Issued	13,425	17,578
Reinvested	541,164	418,026
Redeemed	(166,044)	(268,045)

Change in shares resulting from capital transactions	388,545	167,559

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$109,265	$77,837
Net realized gains from investments	1,478,106	9,784,564
Net change in unrealized appreciation/(depreciation) on investments	4,362,638	(18,177,694)

Change in net assets resulting from operations	5,950,009	(8,315,293)

Distributions to Shareholders:
Class A	(1,827,174)	(3,564,899)
Class I	(7,940,427)	(19,265,009)
Class R6	(2,075)	(4,378)

Change in net assets resulting from shareholder distributions	(9,769,676)	(22,834,286)

Capital Transactions:
Proceeds from shares issued	466,300	3,311,183
Distributions reinvested	9,477,777	21,704,430
Cost of shares redeemed	(2,092,407)	(21,993,835)

Change in net assets resulting from capital transactions	7,851,670	3,021,778

Net increase/(decrease) in net assets	4,032,003	(28,127,801)
Net Assets:
Beginning of period	37,947,986	66,075,787

End of period	$41,979,989	$37,947,986

Share Transactions:
Issued	34,641	157,928
Reinvested	742,582	1,096,661
Redeemed	(135,542)	(777,116)

Change in shares resulting from capital transactions	641,681	477,473

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$728,283	$1,451,244
Net realized gains from investments and foreign currency	4,742,490	14,251,978
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	4,885,015	(31,543,865)

Change in net assets resulting from operations	10,355,788	(15,840,643)

Distributions to Shareholders:
Class A	(386,707)	(210,055)
Class I	(14,533,878)	(8,194,361)

Change in net assets resulting from shareholder distributions	(14,920,585)	(8,404,416)

Capital Transactions:
Proceeds from shares issued	2,174,573	16,531,713
Distributions reinvested	13,551,024	7,608,831
Cost of shares redeemed	(6,966,694)	(23,286,745)

Change in net assets resulting from capital transactions	8,758,903	853,799

Net increase/(decrease) in net assets	4,194,106	(23,391,260)
Net Assets:
Beginning of period	99,420,397	122,811,657

End of period	$103,614,503	$99,420,397

Share Transactions:
Issued	82,167	546,186
Reinvested	541,368	243,552
Redeemed	(262,423)	(799,352)

Change in shares resulting from capital transactions	361,112	(9,614)

See Notes to the Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$204,481	$353,769
Net realized gains/(losses) from investments	(1,177,575)	11,629,799
Net change in unrealized appreciation/(depreciation) on investments	3,818,390	(17,274,873)
Net increase from payment by affiliate (Note 3)	—	862,113

Change in net assets resulting from operations	2,845,296	(4,429,192)

Distributions to Shareholders:
Class A	(498)	(132)
Class I	(1,724,866)	(822,863)
Class R6	(527)	(361)

Change in net assets resulting from shareholder distributions	(1,725,891)	(823,356)

Capital Transactions:
Proceeds from shares issued	15,189,037	33,968,192
Distributions reinvested	773,690	359,470
Cost of shares redeemed	(17,328,412)	(82,213,221)

Change in net assets resulting from capital transactions	(1,365,685)	(47,885,559)

Net decrease in net assets	(246,280)	(53,138,107)
Net Assets:
Beginning of period	30,821,326	83,959,433

End of period	$30,575,046	$30,821,326

Share Transactions:
Issued	1,160,201	2,375,706
Reinvested	62,043	25,279
Redeemed	(1,318,071)	(5,892,447)

Change in shares resulting from capital transactions	(95,827)	(3,491,462)

See Notes to the Financial Statements.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$10.77	(0.02)	1.61	—	1.59	—	(1.04)	(1.04)	$11.32
Year Ended 9/30/22	16.98	(0.07)	(1.90)	—	(1.97)	—	(4.24)	(4.24)	10.77
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Year Ended 9/30/20	13.04	(0.06)	0.72	—(b)	0.66	—	(1.10)	(1.10)	12.60
Year Ended 9/30/19	14.39	(0.06)	(0.18)	—(b)	(0.24)	—	(1.11)	(1.11)	13.04
Year Ended 9/30/18	14.72	(0.07)	2.85	—(b)	2.78	—	(3.11)	(3.11)	14.39
Class I
Six Months Ended 3/31/23 (Unaudited)	$13.31	(0.01)	2.01	—	2.00	—	(1.04)	(1.04)	$14.27
Year Ended 9/30/22	19.98	(0.04)	(2.39)	—	(2.43)	—	(4.24)	(4.24)	13.31
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Year Ended 9/30/20	15.02	(0.03)	0.84	—(b)	0.81	—	(1.10)	(1.10)	14.73
Year Ended 9/30/19	16.33	(0.04)	(0.16)	—	(0.20)	—	(1.11)	(1.11)	15.02
Year Ended 9/30/18	16.26	(0.04)	3.22	—(b)	3.18	—	(3.11)	(3.11)	16.33
Class R6
Six Months Ended 3/31/23 (Unaudited)	$13.38	(0.01)	2.01	—	2.00	—	(1.04)	(1.04)	$14.34
Year Ended 9/30/22	20.04	(0.04)	(2.38)	—	(2.42)	—	(4.24)	(4.24)	13.38
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04
Year Ended 9/30/20	15.05	(0.02)	0.83	—	0.81	—	(1.10)	(1.10)	14.76
Year Ended 9/30/19	16.35	(0.03)	(0.16)	—	(0.19)	—	(1.11)	(1.11)	15.05
Year Ended 9/30/18	16.27	(0.04)	3.23	—	3.19	—	(3.11)	(3.11)	16.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

47

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	15.35	%(c)	$12,502	1.07	%(d)	(0.42	)%(d)	1.28	%(d)	11%
Year Ended 9/30/22	(16.50)%		11,259	1.07%		(0.52)%		1.27%		25%
Year Ended 9/30/21	38.95%		14,318	1.07%		(0.54)%		1.26%		28	%(e)
Year Ended 9/30/20	4.90%		11,553	1.07%		(0.45)%		1.37%		15%
Year Ended 9/30/19	0.41%		12,059	1.07%		(0.51)%		1.38%		17%
Year Ended 9/30/18	22.67%		12,966	1.07%		(0.53)%		1.40%		22%
Class I
Six Months Ended 3/31/23 (Unaudited)	15.51	%(c)	$78,351	0.82	%(d)	(0.16	)%(d)	1.08	%(d)	11%
Year Ended 9/30/22	(16.30)%		66,994	0.82%		(0.27)%		1.04%		25%
Year Ended 9/30/21	39.23%		81,239	0.82%		(0.29)%		0.99%		28	%(e)
Year Ended 9/30/20	5.27%		83,211	0.82%		(0.20)%		1.03%		15%
Year Ended 9/30/19	0.62%		81,193	0.82%		(0.26)%		0.99%		17%
Year Ended 9/30/18	23.04%		83,437	0.82%		(0.28)%		0.98%		22%
Class R6
Six Months Ended 3/31/23 (Unaudited)	15.51	%(c)	$ 20	0.77	%(d)	(0.12	)%(d)	19.20	%(d)	11%
Year Ended 9/30/22	(16.24)%		17	0.77%		(0.23)%		18.45%		25%
Year Ended 9/30/21	39.36%		21	0.77%		(0.25)%		19.28%		28	%(e)
Year Ended 9/30/20	5.26%		15	0.77%		(0.16)%		25.69%		15%
Year Ended 9/30/19	0.69%		14	0.77%		(0.21)%		27.43%		17%
Year Ended 9/30/18	23.09%		14	0.77%		(0.23)%		29.30%		22%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

48

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(c) Not annualized. (d) Annualized. (e) Portfolio turnover rate excludes in-kind transactions. See Notes to the Financial Statements.

49

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$14.62	0.01	1.43	—	1.44	—	(2.30)	(2.30)	$13.76
Year Ended 9/30/22	20.04	(0.03)	(2.97)	—	(3.00)	(0.02)	(2.40)	(2.42)	14.62
Year Ended 9/30/21	14.65	0.04	6.98	—(b)	7.02	—(b)	(1.63)	(1.63)	20.04
Year Ended 9/30/20	17.59	0.03	(1.70)	—(b)	(1.67)	—	(1.27)	(1.27)	14.65
Year Ended 9/30/19	23.38	(0.05)	(3.17)	—	(3.22)	—	(2.57)	(2.57)	17.59
Year Ended 9/30/18	26.86	(0.13)	1.70	—(b)	1.57	—	(5.05)	(5.05)	23.38
Class I
Six Months Ended 3/31/23 (Unaudited)	$15.70	0.03	1.54	—	1.57	—	(2.30)	(2.30)	$14.97
Year Ended 9/30/22	21.34	0.01	(3.18)	—	(3.17)	(0.07)	(2.40)	(2.47)	15.70
Year Ended 9/30/21	15.51	0.09	7.41	—(b)	7.50	(0.04)	(1.63)	(1.67)	21.34
Year Ended 9/30/20	18.52	0.07	(1.79)	—(b)	(1.72)	(0.01)	(1.28)	(1.29)	15.51
Year Ended 9/30/19	24.39	(0.01)	(3.29)	—(b)	(3.30)	—	(2.57)	(2.57)	18.52
Year Ended 9/30/18	27.74	(0.07)	1.77	—(b)	1.70	—	(5.05)	(5.05)	24.39

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

50

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	10.23	%(c)	$ 685	1.33	%(d)	0.11	%(d)	2.22	%(d)	6%
Year Ended 9/30/22	(17.18)%		683	1.33%		(0.19)%		2.02%		43%
Year Ended 9/30/21	50.27%		803	1.33%		0.21%		2.15%		19%
Year Ended 9/30/20	(10.85)%		553	1.33%		0.19%		2.35%		25%
Year Ended 9/30/19	(11.52)%		787	1.33%		(0.28)%		2.13%		20%
Year Ended 9/30/18	6.79%		963	1.33%		(0.54)%		1.95%		15%
Class I
Six Months Ended 3/31/23 (Unaudited)	10.35	%(c)	$60,090	1.08	%(d)	0.36	%(d)	1.32	%(d)	6%
Year Ended 9/30/22	(16.94)%		56,964	1.08%		0.08%		1.27%		43%
Year Ended 9/30/21	50.67%		73,996	1.08%		0.45%		1.25%		19%
Year Ended 9/30/20	(10.64)%		53,380	1.08%		0.44%		1.38%		25%
Year Ended 9/30/19	(11.35)%		68,122	1.08%		(0.05)%		1.30%		20%
Year Ended 9/30/18	7.08%		85,550	1.08%		(0.30)%		1.23%		15%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

51

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$14.01	0.02	1.94	—	1.96	—	(4.06)	(4.06)	$11.91
Year Ended 9/30/22	31.43	(0.02)	(2.85)	—	(2.87)	—	(14.55)	(14.55)	14.01
Year Ended 9/30/21	26.44	0.07	10.46	0.01	10.54	(0.01)	(5.54)	(5.55)	31.43
Year Ended 9/30/20	29.14	0.11	(1.27)	—	(1.16)	—	(1.54)	(1.54)	26.44
Year Ended 9/30/19	39.96	(0.05)	(6.83)	—(b)	(6.88)	—	(3.94)	(3.94)	29.14
Year Ended 9/30/18	38.85	(0.12)	2.38	—	2.26	—	(1.15)	(1.15)	39.96
Class I
Six Months Ended 3/31/23 (Unaudited)	$15.78	0.04	2.22	—	2.26	(0.02)	(4.06)	(4.08)	$13.96
Year Ended 9/30/22	33.65	0.04	(3.27)	—	(3.23)	(0.09)	(14.55)	(14.64)	15.78
Year Ended 9/30/21	27.97	0.12	11.16	0.01	11.29	(0.07)	(5.54)	(5.61)	33.65
Year Ended 9/30/20	30.70	0.17	(1.34)	—(b)	(1.17)	(0.02)	(1.54)	(1.56)	27.97
Year Ended 9/30/19	41.71	0.03	(7.10)	—(b)	(7.07)	—	(3.94)	(3.94)	30.70
Year Ended 9/30/18	40.42	(0.02)	2.48	—	2.46	(0.01)	(1.16)	(1.17)	41.71
Class R6
Six Months Ended 3/31/23 (Unaudited)	$15.82	0.04	2.24	—	2.28	(0.02)	(4.06)	(4.08)	$14.02
Year Ended 9/30/22	33.70	0.41	(3.66)	—	(3.25)	(0.08)	(14.55)	(14.63)	15.82
Year Ended 9/30/21	28.01	0.21	11.11	—	11.32	(0.09)	(5.54)	(5.63)	33.70
Year Ended 9/30/20	30.72	0.15	(1.31)	—	(1.16)	(0.01)	(1.54)	(1.55)	28.01
Year Ended 9/30/19	41.78	0.08	(7.20)	—	(7.12)	—	(3.94)	(3.94)	30.72
Year Ended 9/30/18	40.46	—(b)	2.47	—	2.47	—	(1.15)	(1.15)	41.78

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

52

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	15.65	%(c)	$7,372	1.15	%(d)	0.31	%(d)	1.78	%(d)	17%
Year Ended 9/30/22	(19.32)%		6,430	1.15%		(0.12)%		1.68%		29%
Year Ended 9/30/21	43.04%		7,692	1.15%		0.24%		1.52%		81	%(e)
Year Ended 9/30/20	(4.71)%		6,200	1.15%		0.40%		1.55%		40%
Year Ended 9/30/19	(15.57)%		7,004	1.15%		(0.16)%		1.46%		28%
Year Ended 9/30/18	5.80%		12,012	1.15%		(0.29)%		1.37%		24%
Class I
Six Months Ended 3/31/23 (Unaudited)	15.85	%(c)	$34,599	0.90	%(d)	0.57	%(d)	1.38	%(d)	17%
Year Ended 9/30/22	(19.12)%		31,510	0.90%		0.18%		1.28%		29%
Year Ended 9/30/21	43.46%		53,689	0.90%		0.38%		1.16%		81	%(e)
Year Ended 9/30/20	(4.49)%		68,845	0.90%		0.59%		1.18%		40%
Year Ended 9/30/19	(15.35)%		136,072	0.90%		0.10%		1.11%		28%
Year Ended 9/30/18	6.06%		249,678	0.90%		(0.05)%		1.05%		24%
Class R6
Six Months Ended 3/31/23 (Unaudited)	15.85	%(c)	$9	0.87	%(d)	0.58	%(d)	41.81	%(d)	17%
Year Ended 9/30/22	(19.10)%		8	0.83%		1.12%		1.44%		29%
Year Ended 9/30/21	43.52%		4,695	0.87%		0.61%		1.25%		81	%(e)
Year Ended 9/30/20	(4.46)%		52	0.87%		0.52%		10.94%		40%
Year Ended 9/30/19	(15.46)%		35	0.87%		0.25%		11.85%		28%
Year Ended 9/30/18	6.10%		92	0.87%		(0.01)%		1.30%		24%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

53

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(c) Not annualized. (d) Annualized. (e) Portfolio turnover rate excludes in-kind transactions. See Notes to the Financial Statements.

54

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$25.96	0.15	2.53	—	2.68	(0.31)	(3.57)	(3.88)	$24.76
Year Ended 9/30/22	31.99	0.29	(4.20)	—	(3.91)	(0.12)	(2.00)	(2.12)	25.96
Year Ended 9/30/21	21.34	0.20	12.02	—(b)	12.22	(0.20)	(1.37)	(1.57)	31.99
Year Ended 9/30/20	26.52	0.14	(3.65)	—(b)	(3.51)	(0.23)	(1.44)	(1.67)	21.34
Year Ended 9/30/19	31.95	0.23	(2.89)	—(b)	(2.66)	(0.21)	(2.56)	(2.77)	26.52
Year Ended 9/30/18	32.91	0.16	2.01	—(b)	2.17	(0.08)	(3.05)	(3.13)	31.95
Class I
Six Months Ended 3/31/23 (Unaudited)	$25.98	0.18	2.53	—	2.71	(0.38)	(3.57)	(3.95)	$24.74
Year Ended 9/30/22	32.01	0.37	(4.19)	—	(3.82)	(0.21)	(2.00)	(2.21)	25.98
Year Ended 9/30/21	21.35	0.29	12.00	—(b)	12.29	(0.26)	(1.37)	(1.63)	32.01
Year Ended 9/30/20	26.55	0.20	(3.65)	—(b)	(3.45)	(0.31)	(1.44)	(1.75)	21.35
Year Ended 9/30/19	32.01	0.30	(2.91)	—	(2.61)	(0.29)	(2.56)	(2.85)	26.55
Year Ended 9/30/18	32.97	0.23	2.03	—(b)	2.26	(0.17)	(3.05)	(3.22)	32.01

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

55

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	10.12	%(c)	$ 2,613	1.32	%(d)	1.08	%(d)	1.65	%(d)	14%
Year Ended 9/30/22	(13.35)%		2,673	1.32%		0.93%		1.57%		26%
Year Ended 9/30/21	59.29%		3,420	1.32%		0.70%		1.62%		11%
Year Ended 9/30/20	(14.48)%		2,293	1.32%		0.60%		1.80%		20%
Year Ended 9/30/19	(7.16)%		3,597	1.32%		0.86%		1.68%		9%
Year Ended 9/30/18	7.12%		6,477	1.32%		0.50%		1.64%		5%
Class I
Six Months Ended 3/31/23 (Unaudited)	10.25	%(c)	$101,001	1.07	%(d)	1.33	%(d)	1.23	%(d)	14%
Year Ended 9/30/22	(13.11)%		96,748	1.07%		1.20%		1.18%		26%
Year Ended 9/30/21	59.69%		119,392	1.07%		1.00%		1.19%		11%
Year Ended 9/30/20	(14.29)%		92,886	1.07%		0.87%		1.27%		20%
Year Ended 9/30/19	(6.92)%		112,921	1.07%		1.12%		1.20%		9%
Year Ended 9/30/18	7.41%		130,155	1.07%		0.74%		1.18%		5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

56

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/23 (Unaudited)	$12.27	0.06	1.04	—	1.10	(0.40)	(0.22)	(0.62)	$12.75
Year Ended 9/30/22	13.96	0.06	(1.58)	—	(1.52)	(0.17)	—	(0.17)	12.27
Period Ended 9/30/21(b)	12.61	0.09	1.26	—	1.35	—	—	—	13.96
Class I
Six Months Ended 3/31/23 (Unaudited)	$12.28	0.08	0.97	—	1.05	(0.44)	(0.22)	(0.66)	$12.67
Year Ended 9/30/22	13.98	0.10	(1.59)	—	(1.49)	(0.21)	—	(0.21)	12.28
Year Ended 9/30/21	9.84	0.15	4.11	—	4.26	(0.12)	—	(0.12)	13.98
Year Ended 9/30/20	12.24	0.15	(2.39)	—(c)	(2.24)	(0.16)	—	(0.16)	9.84
Year Ended 9/30/19	13.63	0.11	(1.13)	—(c)	(1.02)	(0.09)	(0.28)	(0.37)	12.24
Year Ended 9/30/18	13.43	0.10	0.47	—(c)	0.57	(0.08)	(0.29)	(0.37)	13.63
Class R6
Six Months Ended 3/31/23 (Unaudited)	$12.38	0.08	1.04	—	1.12	(0.47)	(0.22)	(0.69)	$12.81
Year Ended 9/30/22	14.07	0.22	(1.70)	—	(1.48)	(0.21)	—	(0.21)	12.38
Year Ended 9/30/21	9.90	0.16	4.14	—	4.30	(0.13)	—	(0.13)	14.07
Year Ended 9/30/20	12.31	0.16	(2.40)	—	(2.24)	(0.17)	—	(0.17)	9.90
Year Ended 9/30/19	13.71	0.13	(1.15)	—	(1.02)	(0.10)	(0.28)	(0.38)	12.31
Year Ended 9/30/18	13.51	0.11	0.46	—	0.57	(0.08)	(0.29)	(0.37)	13.71

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2021 (commencement of operations) to September 30, 2021.

(c)	Less than $0.01 or $(0.01) per share.

57

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/23 (Unaudited)	9.07	%(c)	$ 11	1.10	%(d)	0.94	%(d)	34.59	%(d)	28%
Year Ended 9/30/22	(11.07	)%(e)	10	1.10%		0.43%		33.11%		83%
Period Ended 9/30/21(f)	10.71	%(c)	11	1.10	%(d)	1.01	%(d)	37.36	%(d)	61%
Class I
Six Months Ended 3/31/23 (Unaudited)	8.65	%(c)	$ 30,554	0.85	%(d)	1.23	%(d)	1.55	%(d)	28%
Year Ended 9/30/22	(10.85	)%(e)	30,802	0.85%		0.70%		1.22%		83%
Year Ended 9/30/21	43.48%		77,582	0.85%		1.17%		1.09%		61%
Year Ended 9/30/20	(18.62)%		52,496	0.85%		1.34%		1.15%		77%
Year Ended 9/30/19	(6.91)%		55,686	0.85%		0.95%		0.98%		52%
Year Ended 9/30/18	4.24%		144,979	0.91	%(g)	0.75%		0.99%		29%
Class R6
Six Months Ended 3/31/23 (Unaudited)	9.18	%(c)	$ 10	0.80	%(d)	1.24	%(d)	36.85	%(d)	28%
Year Ended 9/30/22	(10.72	)%(e)	9	0.76%		1.45%		1.27%		83%
Year Ended 9/30/21	43.64%		6,366	0.80%		1.21%		1.03%		61%
Year Ended 9/30/20	(18.56)%		4,423	0.80%		1.40%		1.07%		77%
Year Ended 9/30/19	(6.89)%		7,278	0.80%		1.07%		0.95%		52%
Year Ended 9/30/18	4.22%		8,242	0.87	%(g)	0.83%		0.98%		29%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

58

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

(e) The Advisor reimbursed the Fund $862,113 for Losses from a trading policy error. The payment had an impact of 2.4% to the total return of each share class.

(f) For the period from January 28, 2021 (commencement of operations) to September 30, 2021.

(g) Beginning July 2, 2018, the net operating expenses were contractually limited to 0.85% and 0.80% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

See Notes to the Financial Statements.

59

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 24 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Small Cap Core and Small Cap Value Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from

60

NOTES TO FINANCIAL STATEMENTS

broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

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NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates. The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2023 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Assets:
Investments in Securities
SMID Cap Growth Fund	$90,879,621	(a)	$ —		$—		$90,879,621
Enterprise Fund	60,979,822	(a)	—		—		60,979,822
Small Cap Core Fund	42,091,580	(a)	—		—		42,091,580
Microcap Value Fund	102,103,754	(a)	1,373,758	(b)	—	(c)	103,477,512
Small Cap Value Fund	30,535,559	(a)	—		—		30,535,559

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

(b)	Represents securities in the Consumer Discretionary ($322,988), Financials ($967,970) and Consumer Staples ($82,800) sections of the Schedule of Portfolio Investments.

(c)	Includes securities fair valued at zero.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

62

NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2023.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2022	Purchases	Sales	Value March 31, 2023	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
SMID Cap Growth Fund	$1,812,271	$7,115,901	$6,816,331	$2,111,841	$35,226
Enterprise Fund	870,444	4,641,538	3,216,086	2,295,896	30,440
Small Cap Core Fund	900,374	3,593,600	3,314,859	1,179,115	19,270
Microcap Value Fund	1,735,997	7,323,132	7,308,128	1,751,001	29,479
Small Cap Value Fund	233,786	6,385,391	6,076,230	542,947	9,904

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

63

NOTES TO FINANCIAL STATEMENTS

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	1.10%	0.85%	0.80%

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NOTES TO FINANCIAL STATEMENTS

This expense limitation agreement is in place until January 31, 2024, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2023, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/20		FYE 9/30/21		FYE 9/30/22	FYE 9/30/23	Total
SMID Cap Growth Fund	$	N/A	$	N/A	$103,460	$112,407	$215,867
Enterprise Fund		N/A		N/A	70,080	78,104	148,184
Small Cap Core Fund		N/A		N/A	83,538	108,165	191,703
Microcap Value Fund		N/A		N/A	67,028	92,372	159,400
Small Cap Value Fund		81,839		190,586	186,786	120,672	579,883

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2023, the amount waived was $1,363, $1,178, $766, $1,187 and $426 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $84,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class A shares of Small Cap Value Fund and Class R6 Shares, the Advisor invested seed capital to provide the share class its initial investment assets. In addition, the Advisor has purchased Class R6 shares of Small Cap Core Fund. The table below shows, as of March 31, 2023, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

65

NOTES TO FINANCIAL STATEMENTS

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$90,872,888	1,399	0.0%
Small Cap Core Fund	$41,979,989	666	0.0%
Small Cap Value Fund	$30,575,046	1,638	0.1%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2023, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2023.

For the period ended March 31, 2023, the Distributor received commissions of $4,988 front-end sales charges of Class A shares of the Funds, of which $506 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2023.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2023 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$9,681,734	$9,630,336
Enterprise Fund	3,375,107	7,580,608
Small Cap Core Fund	7,161,575	9,202,018
Microcap Value Fund	14,567,080	20,005,830
Small Cap Value Fund	9,177,313	11,291,489

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participated in a “commission recapture” program until January 13, 2023, under which brokerage transactions are directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program were reimbursed to the Funds and recorded as net realized gains from investment transactions in the financial statements.

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$245,061	$127,690	$1,425	$44,790
Distributions reinvested	1,062,780	3,541,196	99,368	90,539
Cost of shares redeemed	(707,016)	(926,884)	(67,690)	(16,420)

Change in Class A	$600,825	$2,742,002	$33,103	$118,909

Class I
Proceeds from shares issued	$6,918,120	$23,148,652	$208,674	$292,639
Distributions reinvested	5,134,912	16,624,772	7,809,138	7,920,734
Cost of shares redeemed	(5,844,905)	(24,603,015)	(2,616,553)	(5,079,188)

Change in Class I	$6,208,127	$15,170,409	$5,401,259	$3,134,185

Class R6
Distributions reinvested	$1,350	$4,389	$—	$—

Change in Class R6	$1,350	$4,389	$—	$—

Change in net assets resulting from capital transactions	$6,810,302	$17,916,800	$5,434,362	$3,253,094

SHARE TRANSACTIONS:
Class A
Issued	21,976	9,981	96	2,461
Reinvested	99,604	264,071	7,388	5,058
Redeemed	(62,604)	(72,177)	(4,448)	(865)

Change in Class A	58,976	201,875	3,036	6,654

Class I
Issued	484,793	1,439,655	13,329	15,117
Reinvested	382,062	1,005,125	533,776	412,968
Redeemed	(409,047)	(1,478,593)	(161,596)	(267,180)

Change in Class I	457,808	966,187	385,509	160,905

Class R6
Reinvested	101	264	—	—

Change in Class R6	101	264	—	—

Change in shares resulting from capital transactions	516,885	1,168,326	388,545	167,559

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$303,334	$2,554,737	$66,910	$164,622
Distributions reinvested	1,814,942	3,521,048	372,237	202,078
Cost of shares redeemed	(358,498)	(2,207,350)	(389,594)	(515,984)

Change in Class A	$1,759,778	$3,868,435	$49,553	$(149,284)

Class I
Proceeds from shares issued	$162,966	$358,109	$2,107,663	$16,367,091
Distributions reinvested	7,660,760	18,179,003	13,178,787	7,406,753
Cost of shares redeemed	(1,733,909)	(14,437,123)	(6,577,100)	(22,770,761)

Change in Class I	$6,089,817	$4,099,989	$8,709,350	$1,003,083

Class R6
Proceeds from shares issued	$—	$398,337	$—	$—
Distributions reinvested	2,075	4,379	—	—
Cost of shares redeemed	—	(5,349,362)	—	—

Change in Class R6	$2,075	$(4,946,646)	$—	$—

Change in net assets resulting from capital transactions	$7,851,670	$3,021,778	$8,758,903	$853,799

SHARE TRANSACTIONS:
Class A
Issued	23,824	129,777	2,479	5,318
Reinvested	161,185	196,049	14,848	6,460
Redeemed	(25,217)	(111,469)	(14,735)	(15,740)

Change in Class A	159,792	214,357	2,592	(3,962)

Class I
Issued	10,817	17,165	79,688	540,868
Reinvested	581,240	900,396	526,520	237,092
Redeemed	(110,325)	(515,625)	(247,688)	(783,612)

Change in Class I	481,732	401,936	358,520	(5,652)

Class R6
Issued	—	10,986	—	—
Reinvested	157	216	—	—
Redeemed	—	(150,022)	—	—

Change in Class R6	157	(138,820)	—	—

Change in shares resulting from capital transactions	641,681	477,473	361,112	(9,614)

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$498	$132

Change in Class A	$498	$132

Class I
Proceeds from shares issued	$15,189,037	$33,939,527
Distributions reinvested	772,665	358,977
Cost of shares redeemed	(17,328,412)	(75,657,975)

Change in Class I	$(1,366,710)	$(41,359,471)

Class R6
Proceeds from shares issued	$—	$28,665
Distributions reinvested	527	361
Cost of shares redeemed	—	(6,555,246)

Change in Class R6	$527	$(6,526,220)

Change in net assets resulting from capital transactions	$(1,365,685)	$(47,885,559)

SHARE TRANSACTIONS:
Class A
Reinvested	39	10

Change in Class A	39	10

Class I
Issued	1,160,201	2,373,648
Reinvested	61,962	25,244
Redeemed	(1,318,071)	(5,438,605)

Change in Class I	(95,908)	(3,039,713)

Class R6
Issued	—	2,058
Reinvested	42	25
Redeemed	—	(453,842)

Change in Class R6	42	(451,759)

Change in shares resulting from capital transactions	(95,827)	(3,491,462)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no

69

NOTES TO FINANCIAL STATEMENTS

provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$73,869,517	$21,563,973	$(4,553,869)	$17,010,104
Enterprise Fund	42,593,687	21,217,954	(2,831,819)	18,386,135
Small Cap Core Fund	28,646,549	14,930,298	(1,485,267)	13,445,031
Microcap Value Fund	85,825,943	35,016,576	(17,365,007)	17,651,569
Small Cap Value Fund	34,776,012	2,009,237	(6,249,690)	(4,240,453)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2022 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$20,243,276	$20,243,276	$20,243,276
Enterprise Fund	944,170	7,580,804	8,524,974	8,524,974
Small Cap Core Fund	5,104,506	17,729,780	22,834,286	22,834,286
Microcap Value Fund	1,130,992	7,273,424	8,404,416	8,404,416
Small Cap Value Fund	823,356	—	823,356	823,356

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2023.

During the year ended September 30, 2022, the Small Cap Value Fund utilized $11,553,372 of capital loss carryforwards. As of September 30, 2022, the Funds did not have any capital loss carryforward for federal income tax purposes.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund and the Enterprise Fund had deferred qualified late-year ordinary losses of $220,053 and $154,762 respectively which will be treated as arising on the first business day of the fiscal year ending September 30, 2023.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

70

NOTES TO FINANCIAL STATEMENTS

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2023, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 29, 2023. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2023. There were no borrowings made by the Funds under the line of credit during the six months ended March 31, 2023.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2023, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	1	71.5%
Small Cap Core Fund	2	22.7%
Microcap Value Fund	1	19.7%
Small Cap Value Fund	1	21.0%

In addition, one unaffiliated shareholder owned 17.0% of Small Cap Core Fund as of March 31, 2023. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be

71

NOTES TO FINANCIAL STATEMENTS

negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

72

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares are offered by all Funds and are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

73

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22–3/31/23	Annualized Expense Ratio During Period 10/1/22–3/31/23
SMID Cap Growth Fund
	Class A	$1,000.00	$1,153.49	$5.74	1.07%
	Class I	1,000.00	1,155.06	4.41	0.82%
	Class R6	1,000.00	1,155.09	4.14	0.77%
Enterprise Fund
	Class A	1,000.00	1,102.27	6.97	1.33%
	Class I	1,000.00	1,103.54	5.66	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,156.51	6.18	1.15%
	Class I	1,000.00	1,158.50	4.84	0.90%
	Class R6	1,000.00	1,158.46	4.68	0.87%
Microcap Value Fund
	Class A	1,000.00	1,101.15	6.91	1.32%
	Class I	1,000.00	1,102.51	5.61	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,090.65	5.73	1.10%
	Class I	1,000.00	1,086.52	4.42	0.85%
	Class R6	1,000.00	1,091.80	4.17	0.80%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

74

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22-3/31/23	Annualized Expense Ratio During Period 10/1/22-3/31/23
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.81	$5.39	1.07%
	Class I	1,000.00	1,021.07	4.13	0.82%
	Class R6	1,000.00	1,021.32	3.88	0.77%
Enterprise Fund
	Class A	1,000.00	1,018.50	6.69	1.33%
	Class I	1,000.00	1,019.76	5.44	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.41	5.79	1.15%
	Class I	1,000.00	1,020.67	4.53	0.90%
	Class R6	1,000.00	1,020.82	4.38	0.87%
Microcap Value Fund
	Class A	1,000.00	1,018.55	6.64	1.32%
	Class I	1,000.00	1,019.81	5.39	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,019.66	5.54	1.10%
	Class I	1,000.00	1,020.92	4.28	0.85%
	Class R6	1,000.00	1,021.17	4.03	0.80%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

75

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program for the RBC Funds established in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). RBC Global Asset Management (U.S.) Inc. (“RBC GAM”), the investment adviser to each Fund, serves as the Program Administrator and administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee.

RBC GAM, as Program Administrator, provided the Board with a report addressing the operation of the Program during the year ending December 31, 2022 and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum and any material changes to the Program.

I. Key Conclusions of the Report

During the review period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund, and no Fund was required to set a highly liquid investments minimum. There were no material changes to the Program implemented during the review period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the review period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and provided quarterly reports to the Board throughout the review period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors, as applicable:

a.   Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b.   Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c.   Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the review period.

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the review period.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

76

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the review period, four new RBC Funds were launched. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns.

C. Portfolio Holdings Classifications

During the review period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the review period, the Funds also classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the review period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the review period.

Classification Review. As required by the Liquidity Rule, the Program Administrator reviewed the Funds’ liquidity classifications on a monthly basis as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. Due to the Russian-Ukrainian conflict, there were widespread sanctions against Russian-affiliated assets resulting in affected Russian holdings being classified as illiquid. During the review period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. Highly Liquid Investments Minimum

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and, with one exception, each Fund qualified as a PHLF on an ongoing basis during the review period as described in the Report. The newly launched RBC International Small Cap Equity Fund did not initially qualify as a PHLF, however, it was expected to meet the relevant threshold as soon as its access to all the relevant trading markets had been completed. Accordingly, a highly liquid investments minimum was not required for any Fund during the review period pursuant to the relevant provisions of the Program.

77

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the review period did any Fund breach the 15% limit.

F. Redemptions in Kind

There were no planned redemptions in-kind effected during the review period.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

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85

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2023.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-23

Semi-Annual Report For the six months ended March 31, 2023 U.S. Government Money Market Fund

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of theFund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of	Money Market Portfolio Managers	1
Contents	Performance Summary	2
	Schedules of Portfolio Investments	4
	Financial Statements
	- Statement of Assets and Liabilities	13
	- Statement of Operations	15
	- Statements of Changes in Net Assets	16
	Financial Highlights	17
	Notes to Financial Statements	20
	Supplemental Information	28

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”), serves as the investment advisor to the Fund. RBC GAM-US employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brandon T. Swensen, CFA

Senior Portfolio Manager

Brandon is a senior portfolio manager within the RBC GAM-US fixed income team. In addition to co-leading the fixed income group based in Minneapolis, he is a portfolio manager for several cash management and core solutions. Brandon joined the RBC GAM-US Mortgage and Government team in 2000, having earlier held positions as a research analyst covering asset-backed securities and credit, and as a financial analyst. Brandon began his career in the investment industry in 1998. He earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Brian Svendahl, CFA

Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

			SEC 7-Day Annualized Yield
		Total Return for the Six Months Ended March 31, 2023 (Unaudited)	March 31, 2023 (Unaudited)	September 30, 2022
	RBC Institutional Class 1	1.93%	4.75%	2.55%
	RBC Institutional Class 2	1.86%	4.60%	2.40%
	RBC Investor Class	1.49%	3.87%	1.67%

	Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

PERFORMANCE SUMMARY (UNAUDITED)

Money Market Maturity Schedule		Asset Allocation
As a percentage of value of investments based on effective maturity as of March 31, 2023.

	U.S. Government Money Market Fund
Less than 8 days	95.8%
8 to 14 days	0.4%
15 to 30 days	0.2%
31 to 180 days	3.3%
Over 180 days	0.3%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2023 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 17.64%
Federal Farm Credit — 10.12%
$ 25,000,000	(3 mo. U.S. Treasury Money Market Yield - 0.015%), 4.72%, 1/29/24(a)	$25,018,465
100,000,000	(SOFR RATE + 0.018%), 4.84%, 7/13/23(a)	100,000,000
75,000,000	(SOFR RATE + 0.020%), 4.84%, 4/10/23(a)	74,999,970
60,000,000	(SOFR RATE + 0.023%), 4.84%, 9/15/23(a)	60,000,000
270,000,000	(SOFR RATE + 0.025%), 4.85%, 8/28/23(a)	270,000,000
141,000,000	(SOFR RATE + 0.025%), 4.85%, 9/8/23(a)	140,997,803
61,000,000	(SOFR RATE + 0.025%), 4.85%, 9/27/23(a)	60,999,360
90,000,000	(SOFR RATE + 0.025%), 4.85%, 8/4/23(a)	90,000,000
90,000,000	(SOFR RATE + 0.025%), 4.85%, 8/10/23(a)	90,000,000
99,000,000	(SOFR RATE + 0.025%), 4.85%, 10/27/23(a)	99,000,000
85,000,000	(SOFR RATE + 0.030%), 4.85%, 10/13/23(a)	85,000,000
87,000,000	(SOFR RATE + 0.030%), 4.85%, 10/20/23(a)	87,000,000
150,000,000	(SOFR RATE + 0.030%), 4.85%, 10/27/23(a)	150,000,000
100,000,000	(SOFR RATE + 0.040%), 4.86%, 11/2/23(a)	100,000,000
87,000,000	(SOFR RATE + 0.045%), 4.87%, 10/16/23(a)	87,000,000
64,000,000	(SOFR RATE + 0.055%), 4.88%, 1/10/24(a)	64,000,000
35,000,000	(SOFR RATE + 0.150%), 4.97%, 3/17/25(a)	34,966,949
11,000,000	(SOFR RATE + 0.150%), 4.97%, 1/3/25(a)	11,000,000
6,000,000	(SOFR RATE + 0.320%), 5.14%, 6/9/23(a)	6,003,317

		1,635,985,864

Federal Home Loan Banks — 7.48%
150,000,000	0.00%, 5/3/23(b),(c)	149,403,125
175,000,000	0.00%, 6/7/23(b),(c)	173,489,202
10,000,000	3.38%, 9/1/23	9,988,974
10,000,000	4.30%, 9/26/23	9,998,017
70,000,000	0.00%, 5/10/23(b),(c)	69,652,436
25,000,000	5.30%, 3/6/24	25,000,000
70,000,000	0.00%, 4/12/23(b),(c)	69,916,700
45,000,000	0.00%, 9/6/23(b),(c)	44,026,950
12,000,000	0.00%, 3/1/24(b),(c)	11,442,225
40,000,000	(SOFR RATE + 0.035%), 4.86%, 5/19/23(a)	40,000,000
450,000,000	(SOFR RATE + 0.100%), 4.92%, 6/22/23(a)	450,000,000
160,000,000	(SOFR RATE + 0.120%), 4.94%, 9/6/23(a)	160,000,000

		1,212,917,629

U.S. International Development Finance Corp. — 0.04%
1,673,077	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 12/15/26(a)	1,673,077

4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 1,052,632	Series 10, (US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 8/15/25(a)	$1,052,632
3,395,000	Series 5, (US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(a)	3,395,000

		6,120,709

Total U.S. Government Agency Backed Mortgages		2,855,024,202

(Cost $2,855,024,202)

U.S. Government Agency Obligations — 5.23%
U.S. International Development Finance Corp. — 5.23%
2,231,579	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 3/15/24(a)	2,231,579
7,515,790	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 9/15/25(a)	7,515,790
2,888,889	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 5/15/26(a)	2,888,889
9,240,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 9/15/26(a)	9,240,000
12,406,439	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	12,406,439
7,366,668	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	7,366,668
6,375,001	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	6,375,001
4,590,002	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	4,590,002
3,938,335	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	3,938,335
3,740,001	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	3,740,001
2,833,334	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/20/27(a)	2,833,334
12,696,428	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 9/20/27(a)	12,696,428
6,363,636	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/15/28(a)	6,363,636
4,244,545	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/15/28(a)	4,244,545
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 8/15/29(a)	5,000,000
35,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 3/15/30(a)	35,000,000
11,194,445	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 10/15/30(a)	11,194,445
33,705,207	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 9/20/32(a)	33,705,207
9,236,239	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/15/34(a)	9,236,239
6,426,076	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 6/15/34(a)	6,426,076
18,863,520	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 4/20/35(a)	18,863,520
18,682,140	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 4/20/35(a)	18,682,140
14,056,950	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 4/20/35(a)	14,056,950
13,784,880	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 4/20/35(a)	13,784,880
6,620,370	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 4/20/35(a)	6,620,370
5,413,760	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 3/30/37(a)	5,413,760
24,687,376	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	24,687,376
23,629,346	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	23,629,346
13,225,380	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	13,225,380
13,004,957	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	13,004,957
9,253,358	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	9,253,357
6,017,336	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	6,017,336
3,967,614	(US Treasury Bill Yield 3-Month + 0.000%), 4.69%, 7/7/40(a)	3,967,614
23,333,332	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/27(a)	23,333,332
21,544,800	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	21,544,800
17,146,070	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	17,146,070
16,697,220	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	16,697,220

5

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$16,158,600	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	$16,158,600
12,567,800	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	12,567,780
7,540,680	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	7,540,680
7,091,830	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	7,091,830
4,488,500	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	4,488,500
1,436,320	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 1/20/35(a)	1,436,320
22,672,500	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 4/20/35(a)	22,672,500
8,524,860	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 4/20/35(a)	8,524,860
7,890,030	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 4/20/35(a)	7,890,030
7,436,580	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 4/20/35(a)	7,436,580
4,534,500	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 4/20/35(a)	4,534,500
14,779,800	(US Treasury Bill Yield 3-Month + 0.000%), 4.90%, 11/20/37(a)	14,779,800
6,734,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 5/15/30(a)	6,734,000
7,371,795	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 10/15/32(a)	7,371,795
4,102,564	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 11/15/33(a)	4,102,564
8,653,846	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 6/15/34(a)	8,653,846
7,665,370	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(a)	7,665,370
5,433,680	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(a)	5,433,680
4,171,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(a)	4,171,000
2,134,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(a)	2,134,000
1,940,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.95%, 7/5/38(a)	1,940,000
3,333,333	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 3/20/24(a)	3,333,333
3,333,333	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 3/20/24(a)	3,333,333
4,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 6/15/25(a)	4,500,000
5,833,333	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 9/15/26(a)	5,833,333
7,077,273	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 9/30/27(a)	7,077,273
66,835,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 2/15/28(a)	66,835,000
20,515,385	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 6/20/28(a)	20,515,385
8,625,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 11/15/28(a)	8,625,000
24,194,445	(US Treasury Bill Yield 3-Month + 0.070%), 5.05%, 8/15/29(a)	24,194,445
9,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 8/15/29(a)	9,900,000
44,100,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 3/15/30(a)	44,100,000
3,167,413	(US Treasury Bill Yield 3-Month + 0.000%), 5.05%, 12/15/33(a)	3,167,413
1,250,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 5/15/24(a)	1,250,000
1,153,846	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 5/15/24(a)	1,153,846
1,136,364	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 5/15/24(a)	1,136,364
1,041,667	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 5/15/24(a)	1,041,667
5,238,095	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 8/15/25(a)	5,238,095
5,000,001	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 8/15/25(a)	5,000,001
4,782,609	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 8/15/25(a)	4,782,609
4,166,666	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 8/15/25(a)	4,166,666
3,763,158	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 5/15/26(a)	3,763,158

6

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 1,430,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 5/15/26(a)	$1,430,000
16,430,188	(US Treasury Bill Yield 3-Month + 0.000%), 5.10%, 1/15/30(a)	16,430,188

		847,056,366

Total U.S. Government Agency Obligations		847,056,366

(Cost $847,056,366)

U.S. Treasury Obligations — 1.76%
U.S. Treasury Floating Rate Notes — 1.26%
150,000,000	(3 mo. U.S. Treasury Money Market Yield - 0.075%), 4.66%, 4/30/24(a)	149,946,089
25,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.037%), 4.77%, 7/31/24(a)	25,008,887
30,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.140%), 4.87%, 10/31/24(a)	29,957,955

		204,912,931

U.S. Treasury Notes — 0.50%
40,000,000	2.75%, 5/31/23	39,983,776
40,000,000	2.75%, 7/31/23	39,964,225

		79,948,001

Total U.S. Treasury Obligations		284,860,932

(Cost $284,860,932)

U.S. Government Agency Backed Corporate Bonds — 0.62%
Government — 0.62%
100,000,000	Federal Home Loan Banks, 4.90%, 6/2/23, (LOC: Citibank N.A.)(a)	100,000,000

Total U.S. Government Agency Backed Corporate Bonds		100,000,000

(Cost $100,000,000)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

Variable Rate Demand Note — 0.26%
Municipal Bonds — 0.26%
New York — 0.06%
$ 3,900,000	New York City Housing Development Corp. 90 West Street Revenue, Series B, 4.90%, 3/15/36, (Credit Support: Fannie Mae), Callable 3/31/23 @ 100(d)	$3,900,000
95,000	New York State Dormitory Authority Royal Revenue, Series A, 4.00%, 11/15/36, (Credit Support: Fannie Mae), Callable 4/15/23 @ 100(d)	95,000
6,500,000	New York State Housing Finance Agency 316 11th Avenue Housing Revenue, Series B, 4.90%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/23 @ 100(d)	6,500,000

		10,495,000

Washington — 0.12%
4,600,000	Washington State Housing Finance Commission Fairwinds Redmon Revenue, 4.83%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/23 @ 100(d)	4,600,000
3,145,000	Washington State Housing Finance Commission Fairwinds Project Revenue, Series B, 4.83%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/23 @ 100(d)	3,145,000
3,425,000	Washington State Housing Finance Commission Lodge at Eagle Ridge Revenue, Series B, 4.83%, 8/1/41, (Credit Support: East West Bank), Callable 3/31/23 @ 100(d)	3,425,000
9,200,000	Washington State Housing Finance Commission Ballard Land Revenue, Series B, 4.83%, 12/15/41, (Credit Support: East West Bank), Callable 3/31/23 @ 100(d)	9,200,000

		20,370,000

Wisconsin — 0.08%
12,320,000	Public Finance Authority Brannan Park Project Revenue, 4.83%, 1/1/48, (Credit Support: East West Bank), Callable 3/31/23 @ 100(d)	12,320,000

		43,185,000

Total Variable Rate Demand Note		43,185,000

(Cost $43,185,000)

Repurchase Agreements — 71.79%
350,000,000	Citigroup Global Markets, Inc., dated 3/31/23; due 4/3/23 at 4.80% with maturity value of $350,140,000 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 5/15/24 to 1/20/47 at rates ranging from 0.25% to 5.75%, aggregate original par and fair value of $2,503,643,181 and $357,000,059, respectively)	350,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$ 250,000,000	Citigroup Global Markets, Inc., dated 3/31/23; due 4/3/23 at 4.80% with maturity value of $ 250,100,000.00 (fully collateralized by Federal Home Loan Bank , Federal Farm Credit Bank and U.S. Treasury securities with maturity dates ranging from 9/18/23 to 5/15/41 at rates ranging from 0.00% to 4.94%, aggregate original par and fair value of $302,301,380 and $255,000,042, respectively)	$250,000,000
200,000,000	Citigroup Global Markets, Inc., dated 3/31/23; due 4/4/23 at 4.80% with maturity value of $200,186,667 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 10/31/24 to 12/20/43 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $2,123,791,384 and $204,000,030, respectively)	200,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 816,000,131)	800,000,000

50,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/23; due 4/3/23 at 4.72% with maturity value of $50,019,667 (fully collateralized by Fannie Mae security with a maturity date of 2/1/52 at a rate of 2.00%, aggregate original par and fair value of $65,382,686 and $51,000,000, respectively)	50,000,000
50,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/23; due 4/3/23 at 4.75% with maturity value of $50,019,792 (fully collateralized by Fannie Mae and U.S. Treasury securities with maturity dates ranging from 5/15/30 to 2/1/52 at rates ranging from 0.63% to 2.00%, aggregate original par and fair value of $63,842,408 and $51,000,012, respectively)	50,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 102,000,012)	100,000,000

100,000,000	Deutsche Bank Securities, dated 3/31/23; due 4/3/23 at 4.82% with maturity value of $100,040,167 (fully collateralized by Fannie Mae security with maturity dates ranging from 7/1/52 to 2/1/53 at rates ranging from 4.00% to 5.50%, aggregate original par and fair value of $103,055,412 and $102,000,000, respectively)	100,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 102,000,000)	100,000,000

8,670,000,000	Federal Reserve, dated 3/31/23; due 4/3/23 at 4.80% with maturity value of $ 8,673,468,000 (fully collateralized by U.S. Treasury security with maturity dates ranging from 5/31/23 to 5/15/41 at rates ranging from 0.13% to 4.38%, aggregate original par and fair value of $9,104,005,800 and $8,673,468,031, respectively)	8,670,000,000

	Total Value of Federal Reserve, (collateral value of $ 8,673,468,031)	8,670,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$500,000,000	Fixed Income Clearing Corporation, dated 3/31/23; due 4/3/23 at 4.81% with maturity value of $ 100,040,083 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/51 to 5/15/52 at rates ranging from 2.25% to 2.88%, aggregate original par and fair value of $642,942,400 and $510,000,074, respectively)	$500,000,000
100,000,000	Fixed Income Clearing Corporation, dated 3/31/23; due 4/3/23 at 4.70% with maturity value of $100,039,167 (fully collateralized by U.S. Treasury security with a maturity date of 8/15/24 at a rate of 2.38%, aggregate original par and fair value of $104,582,300 and $102,000,031, respectively)	100,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 612,000,105)	600,000,000

100,000,000	ING Financial Markets LLC, dated 3/31/23; due 4/3/23 at 4.81% with maturity value of $ 100,040,083 (fully collateralized by U.S. Treasury security with a maturity date of 8/15/25 at a rate of 3.13%, aggregate original par and fair value of $100,000,000 and $102,039,357, respectively)	100,000,000

	Total Value of ING Financial Markets LLC, (collateral value of $ 102,039,357)	100,000,000

300,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/23; due 4/3/23 at 4.82% with maturity value of $300,120,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/15/26 to 1/15/33 at rates ranging from 0.13% to 1.13%, aggregate original par and fair value of $272,175,500 and $306,000,069, respectively)	300,000,000
200,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/23; due 4/4/23 at 4.86% with maturity value of $200,189,000 (fully collateralized by U.S. Treasury security with maturity date of 11/30/27 at a rate of 3.88%, aggregate original par and fair value of $199,989,400 and $204,000,024, respectively)	200,000,000
100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/23; due 4/3/23 at 4.80% with maturity value of $100,040,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/28 to 8/31/29 at a rate of 3.13%, aggregate original par and fair value of $104,237,900 and $102,000,064, respectively)	100,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 612,000,157)	600,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Principal Amount		Value

$300,000,000	National Australia Bank, dated 3/31/23; due 4/3/23 at 4.80% with maturity value of $300,120,000 (fully collateralized by U.S. Treasury security with maturity date of 3/31/25 at a rate of 3.88%, aggregate original par and fair value of $300,000,000 and $306,209,581, respectively)	$300,000,000

	Total Value of National Australia Bank, (collateral value of $ 306,209,581)	300,000,000

200,000,000	TD Securities (USA), dated 3/31/23; due 4/4/23 at 4.81% with maturity value of $200,187,056 (fully collateralized by Freddie Mac securities with maturity dates ranging from 9/1/51 to 1/1/53 at rates ranging from 2.50% to 6.00%, aggregate original par and fair value of $226,502,197 and $204,000,000, respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,000)	200,000,000

150,000,000	Wells Fargo Securities, dated 3/31/23; due 4/3/23 at 4.81% with maturity value of $150,060,125 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/37 to 10/1/42 at rates ranging from 3.50% to 5.50%, aggregate original par and fair value of $165,278,689 and $153,000,000, respectively)	150,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 153,000,000)	150,000,000

Total Repurchase Agreements		11,620,000,000

(Cost $11,620,000,000)

Total Investments		$15,750,126,500
(Cost $15,750,126,500)(e) — 97.30%

Other assets in excess of liabilities — 2.70%		436,679,133

NET ASSETS — 100.00%		$16,186,805,633

(a)	Floating rate note. Rate shown is as of report date.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Tax cost of securities is equal to book cost of securities.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2023 (Unaudited)

Abbreviations used are defined below:

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

U.S. Government Money Market Fund

Assets:
Investments, at value (cost $4,130,126,500)	$4,130,126,500
Repurchase agreements, at value (cost $11,620,000,000)	11,620,000,000
Cash	317,787,858
Interest and dividend receivable	26,707,448
Receivable from advisor	283,963
Receivable for capital shares issued	589,285,103
Prepaid expenses and other assets	601,651

Total Assets	16,684,792,523

Liabilities:
Professional fees payable	4,148
Distributions payable	19,370,584
Payable for capital shares redeemed	461,692,903
Payable for investments purchased	13,659,849
Accrued expenses and other payables:
Investment advisory fees	811,246
Accounting fees	142,242
Trustees’ fees	52,014
Distribution fees	1,747,395
Custodian fees	58,154
Shareholder servicing fees	402,218
Transfer agent fees	8,768
Other	37,369

Total Liabilities	497,986,890

Net Assets	$16,186,805,633

Net Assets Consists of:
Capital	$16,186,357,995
Accumulated earnings	447,638

Net Assets	$16,186,805,633

13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

March 31, 2023 (Unaudited)

U.S. Government Money Market Fund

Net Assets
RBC Institutional Class 1	$11,187,216,829
RBC Institutional Class 2	3,386,475,534
RBC Investor Class	1,613,113,270

Total	$16,186,805,633

Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	11,186,955,906
RBC Institutional Class 2	3,386,298,435
RBC Investor Class	1,613,138,572

Total	16,186,392,913

Net Asset Values and Redemption Prices Per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

U.S. Government Money Market Fund
Investment Income:
Interest income	$204,956,559

Expenses:
Investment advisory fees	5,004,194
Distribution fees–RBC Institutional Class 2	2,310,733
Distribution fees–RBC Investor Class	11,372,716
Accounting fees	311,550
Audit fees	20,703
Custodian fees	97,427
Insurance fees	23,867
Legal fees	195,122
Registrations and filing fees	49,245
Shareholder reports	284,576
Transfer agent fees–RBC Institutional Class 1	13,405
Transfer agent fees–RBC Institutional Class 2	3,407
Transfer agent fees–RBC Investor Class	2,918
Trustees’ fees and expenses	297,174
Shareholder services administration fees–RBC Institutional Class 1	1,163,217
Tax expense	2,209
Other fees	237,998

Total expenses before fee waiver/reimbursement	21,390,461
Expenses waived/reimbursed by:
Distributor - Class Specific	(1,508,417)
Shareholder Services Administrator - RBC Institutional Class 1	(1,163,217)

Net expenses	18,718,827

Net Investment Income	186,237,732

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	275,963

Change in net assets resulting from operations	$186,513,695

See Notes to the Financial Statements.

15

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government Money Market Fund

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From Investment Activities
Operations:
Net investment income	$186,237,732	$48,994,711
Net realized gains from investments	275,963	113,246

Change in net assets resulting from operations	186,513,695	49,107,957

Distributions to Shareholders:
RBC Institutional Class 1	(96,206,403)	(23,625,621)
RBC Institutional Class 2	(57,581,470)	(16,098,055)
RBC Investor Class	(32,427,551)	(9,278,908)

Change in net assets resulting from shareholder distributions	(186,215,424)	(49,002,584)

Capital Transactions:
Proceeds from shares issued	42,862,956,151	60,873,552,818
Distributions reinvested	137,902,910	38,732,508
Cost of shares redeemed	(35,517,469,127)	(72,563,871,364)

Change in net assets resulting from capital transactions	7,483,389,934	(11,651,586,038)

Net increase/(decrease) in net assets	7,483,688,205	(11,651,480,665)
Net Assets:
Beginning of period	8,703,117,428	20,354,598,093

End of period	$16,186,805,633	$8,703,117,428

Share Transactions:
Issued	42,862,956,151	60,873,552,818
Reinvested	137,902,910	38,732,508
Redeemed	(35,517,469,127)	(72,563,871,364)

Change in shares resulting from capital transactions	7,483,389,934	(11,651,586,038)

See Notes to the Financial Statements.

16

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period

RBC Institutional Class 1
Six Months Ended 3/31/23 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
RBC Institutional Class 2
Six Months Ended 3/31/23 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
RBC Investor Class
Six Months Ended 3/31/23 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/22	1.00	—(b)	—	—	—(b)	—(b)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/19	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

17

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended 3/31/23 (Unaudited)	1.93%(a)	$11,187	0.13%(b)(c)	4.14%(c)	0.18%(c)
Year Ended 9/30/22	0.60%	2,724	0.07%(b)	0.29%	0.17%
Year Ended 9/30/21	0.02%	11,201	0.09%(b)	0.02%	0.17%
Year Ended 9/30/20	0.83%	10,821	0.16%(b)	0.43%	0.17%
Year Ended 9/30/19	2.19%	1,916	0.19%	2.17%	0.19%
Year Ended 9/30/18	1.41%	2,106	0.18%	1.35%	0.19%
RBC Institutional Class 2
Six Months Ended 3/31/23 (Unaudited)	1.86%(a)	$ 3,386	0.28%(c)	3.74%(c)	0.28%(c)
Year Ended 9/30/22	0.52%	2,967	0.15%(d)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(d)	0.02%	0.27%
Year Ended 9/30/20	0.71%	3,358	0.26%(d)	0.62%	0.27%
Year Ended 9/30/19	2.09%	2,510	0.29%	2.08%	0.29%
Year Ended 9/30/18	1.31%	1,720	0.29%	1.34%	0.29%
RBC Investor Class
Six Months Ended 3/31/23 (Unaudited)	1.49%(a)	$ 1,613	1.00%(c)(e)	2.85%(c)	1.13%(c)
Year Ended 9/30/22	0.25%	3,012	0.36%(e)	0.18%	1.12%
Year Ended 9/30/21	0.02%	5,218	0.08%(e)	0.02%	1.12%
Year Ended 9/30/20	0.34%	2,394	0.54%(e)	0.25%	1.12%
Year Ended 9/30/19	1.37%	1,040	1.00%	1.36%	1.14%
Year Ended 9/30/18	0.59%	1,107	1.00%	0.50%	1.13%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Not annualized.

18

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)

During the periods ended March 31,2023, September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.05%, 0.09%, 0.08% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended March31,2023, September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note4 – Fund Distribution for more information.

(c)	Annualized.

(d)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11%, 0.18% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note4 – Fund Distribution for more information.

(e)

During the periods ended March 31, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.13%, 0.65%, 0.92% and 0.46%, respectively, if such voluntary waivers were excluded for the periods ended March 31, 2023, September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

See Notes to the Financial Statements.

19

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 24 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers three share classes: RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class. Prior to November 9, 2017, the Fund also offered shares in RBC Select Class and RBC Reserve Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

20

NOTES TO FINANCIAL STATEMENTS

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or the Advisor determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total

Assets:
Investments in Securities
U.S. Government Money Market Fund	$—	15,750,126,500	$—	15,750,126,500

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

21

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2023, the Fund held no when-issued securities.

22

NOTES TO FINANCIAL STATEMENTS

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not had prior claims or losses pursuant to these contracts.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate

U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor and other shareholder servicing agents an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to further compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1 until January 31, 2023. During the period ended March 31, 2023, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $84,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of March 31, 2023, owns 22,049,831 shares of the Fund, representing 0.1% of total Fund net assets.

23

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class

12b-1 Plan Fee	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit

RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2024. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2023, the amount subject to possible recoupment under the expense limitation agreement is $3,781,728.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the periodended March 31, 2023, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived

RBC Investor Class	$1,508,417

During the six months ended March 31, 2023, shareholder servicing fees were voluntarily waived for RBC Institutional Class 1 in the amount of $1,163,217.

24

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$37,843,230,613	$47,378,176,192
Distributions reinvested	48,573,905	12,673,306
Cost of shares redeemed	(29,429,007,954)	(55,867,762,410)

Change in RBC Institutional Class 1	$8,462,796,564	$(8,476,912,912)

RBC Institutional Class 2
Proceeds from shares issued	$3,501,356,478	$7,552,972,925
Distributions reinvested	57,196,723	16,496,567
Cost of shares redeemed	(3,138,847,454)	(8,538,063,178)

Change in RBC Institutional Class 2	$419,705,747	$(968,593,686)

RBC Investor Class
Proceeds from shares issued	$1,518,369,060	$5,942,403,701
Distributions reinvested	32,132,282	9,562,635
Cost of shares redeemed	(2,949,613,719)	(8,158,045,776)

Change in RBC Investor Class	$(1,399,112,377)	$(2,206,079,440)

Change in net assets resulting from capital transactions	$7,483,389,934	$(11,651,586,038)

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

25

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2022 were as follows:

	Distributions Paid From
			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid

U.S. Government Money Market Fund	$35,754,236	$35,754,236	$35,754,236

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2023.

As of September 30, 2022, the Fund does not have any capital loss carryforward.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2022.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 29, 2023. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2023 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk:

As of March 31, 2023, affiliated broker-dealer omnibus accounts owned 30.6% of the Fund’s outstanding shares and an unaffiliated omnibus account owned 18.7% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

26

NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22–3/31/23	Annualized Expense Ratio During Period 10/1/22–3/31/23
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,019.30	$0.66	0.13%
RBC Institutional Class 2	1,000.00	1,018.60	1.42	0.28%
RBC Investor Class	1,000.00	1,014.90	5.08	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Expenses Paid During Period* 10/1/22-3/31/23	Annualized Expense Ratio During Period 10/1/22-3/31/23
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.55	$0.66	0.13%
RBC Institutional Class 2	1,000.00	1,023.79	1.43	0.28%
RBC Investor Class	1,000.00	1,020.16	5.09	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

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32

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2023.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-23

 (b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date March 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date March 12, 2024

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date March 12, 2024

* Print the name and title of each signing officer under his or her signature.